UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 20 of its series:

The following 11 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: December 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 84.39%
Consumer Discretionary : 1.16%
Household Durables : 1.16%
Leggett & Platt Incorporated	60,000	$2,863,800
Whirlpool Corporation	50,000	8,432,000
		11,295,800

Consumer Staples : 0.46%
Food Products : 0.46%
Lamb Weston Holdings Incorporated	80,001	4,516,056

Energy : 12.06%
Oil, Gas & Consumable Fuels : 12.06%
Andeavor Logistics LP	495,000	22,864,050
EOG Resources Incorporated	35,000	3,776,850
EQT Corporation	100,000	5,692,000
Kinder Morgan Incorporated	1,625,000	29,363,750
ONEOK Incorporated	150,000	8,017,500
Plains All American Pipeline LP	1,120,000	23,116,800
The Williams Companies Incorporated	810,000	24,696,900
		117,527,850

Financials : 0.70%
Capital Markets : 0.70%
S&P Global Incorporated	40,000	6,776,000

Health Care : 13.92%
Health Care Equipment & Supplies : 7.79%
Abbott Laboratories	410,000	23,398,700
Becton Dickinson & Company	137,539	29,441,492
Hologic Incorporated †	50,000	2,137,500
Teleflex Incorporated	80,000	19,905,600
West Pharmaceutical Services Incorporated	10,000	986,700
		75,869,992

Life Sciences Tools & Services : 3.73%
Thermo Fisher Scientific Incorporated	100,000	18,988,000
Waters Corporation †	90,000	17,387,100
		36,375,100

Pharmaceuticals : 2.40%
Allergan plc	120,000	19,629,600
Eli Lilly & Company	45,000	3,800,700
		23,430,300

Industrials : 13.15%
Aerospace & Defense : 6.37%
Curtiss-Wright Corporation	130,000	15,840,500
Huntington Ingalls Industries Incorporated	65,000	15,320,500
Lockheed Martin Corporation	29,000	9,310,450
Raytheon Company	115,000	21,602,750
		62,074,200

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Building Products : 0.42%
Apogee Enterprises Incorporated	90,000	$4,115,700

Electrical Equipment : 1.31%
AMETEK Incorporated	100,000	7,247,000
Eaton Corporation plc	70,000	5,530,700
		12,777,700

Industrial Conglomerates : 1.37%
Honeywell International Incorporated	45,000	6,901,200
Roper Industries Incorporated	25,000	6,475,000
		13,376,200

Machinery : 3.68%
IDEX Corporation	95,000	12,537,150
John Bean Technologies Corporation	130,000	14,404,000
Oshkosh Corporation	65,000	5,907,850
Parker-Hannifin Corporation	15,000	2,993,700
		35,842,700

Information Technology : 33.88%
Electronic Equipment, Instruments & Components : 6.16%
Amphenol Corporation Class A	360,000	31,608,000
Corning Incorporated	670,000	21,433,300
FLIR Systems Incorporated	150,000	6,993,000
		60,034,300

Internet Software & Services : 3.24%
Alphabet Incorporated Class A †	30,000	31,602,000

IT Services : 3.18%
Leidos Holdings Incorporated	480,000	30,993,600

Semiconductors & Semiconductor Equipment : 11.02%
Broadcom Limited	140,000	35,966,000
Cypress Semiconductor Corporation	600,000	9,144,000
Microsemi Corporation †	310,000	16,011,500
QUALCOMM Incorporated	70,000	4,481,400
Texas Instruments Incorporated	145,000	15,143,800
Versum Materials Incorporated	170,000	6,434,500
Xilinx Incorporated	300,000	20,226,000
		107,407,200

Software : 9.46%
Adobe Systems Incorporated †	185,000	32,419,400
Microsoft Corporation	565,000	48,330,100
Synopsys Incorporated †	135,000	11,507,400
		92,256,900

Technology Hardware, Storage & Peripherals : 0.82%
Western Digital Corporation	100,000	7,953,000

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name			Shares	Value
Materials : 5.33%
Chemicals : 4.88%
Ashland Global Holdings Incorporated			30,000	$2,136,000
Celanese Corporation Series A			50,000	5,354,000
DowDuPont Incorporated			110,000	7,834,200
LyondellBasell Industries NV Class A			255,000	28,131,600
Olin Corporation			25,000	889,500
Westlake Chemical Corporation			30,000	3,195,900
				47,541,200

Containers & Packaging : 0.45%
Sealed Air Corporation			90,000	4,437,000

Real Estate : 1.74%
Equity REITs : 1.74%
Crown Castle International Corporation			20,000	2,220,200
Equinix Incorporated			5,000	2,266,100
Sabra Health Care REIT Incorporated			250,000	4,692,500
Saul Centers Incorporated			125,000	7,718,750
				16,897,550

Utilities : 1.99%
Electric Utilities : 0.23%
American Electric Power Company Incorporated			30,000	2,207,100

Gas Utilities : 1.76%
Atmos Energy Corporation			200,000	17,178,000

Total Common Stocks (Cost $681,418,332)				822,485,448

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 12.58%
Consumer Discretionary : 0.62%
Auto Components : 0.06%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	528,125

Hotels, Restaurants & Leisure : 0.21%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	2,065,000

Media : 0.30%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	3,000,000	2,962,500

Specialty Retail : 0.05%
Group 1 Automotive Incorporated	5.00	6-1-2022	500,000	515,000

Consumer Staples : 0.11%
Food Products : 0.11%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,030,000
Energy : 0.70%
Oil, Gas & Consumable Fuels : 0.70%
Plains All American Pipeline LP	4.65	10-15-2025	6,000,000	6,181,510
Tennessee Gas Pipeline Company	7.00	3-15-2027	534,000	635,261
				6,816,771

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 2.72%
Health Care Equipment & Supplies : 0.27%
Teleflex Incorporated	4.88%	6-1-2026	$2,500,000	$2,581,250

Health Care Providers & Services : 2.18%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	10,512,000	10,827,360
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,000,000	999,700
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	1,010,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	1,022,500
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	7,400,000	7,418,500
				21,278,060

Health Care Technology : 0.17%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	1,600,000	1,648,000

Pharmaceuticals : 0.10%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	1,000,000	1,003,750

Industrials : 1.16%
Aerospace & Defense : 0.68%
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,552,500
TransDigm Group Incorporated	6.38	6-15-2026	3,500,000	3,548,125
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,533,750
				6,634,375

Commercial Services & Supplies : 0.16%
Acco Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,541,250

Machinery : 0.11%
SPX FLOW Incorporated 144A	5.88	8-15-2026	1,000,000	1,060,000

Trading Companies & Distributors : 0.21%
Wesco Distribution Incorporated	5.38	6-15-2024	2,000,000	2,055,000

Information Technology : 3.46%
Communications Equipment : 0.64%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,240,000

Electronic Equipment, Instruments & Components : 1.63%
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	3,090,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	12,505,000	12,817,625
				15,907,625

Semiconductors & Semiconductor Equipment : 0.33%
Versum Materials Incorporated 144A	5.50	9-30-2024	3,000,000	3,210,000

Software : 0.75%
Nuance Communications Company	6.00	7-1-2024	2,000,000	2,145,000
Symantec Corporation 144A	5.00	4-15-2025	5,000,000	5,200,000
				7,345,000

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.11%
Diebold Incorporated	8.50%	4-15-2024	$1,000,000	$1,062,500

Materials : 3.34%
Chemicals : 3.01%
A. Schulman Incorporated	6.88	6-1-2023	2,375,000	2,470,000
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,681,400
Olin Corporation	5.50	8-15-2022	6,000,000	6,390,000
Platform Specialty Products Corporation 144A	5.88	12-1-2025	3,000,000	2,977,500
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,809,369
Valvoline Incorporated	4.38	8-15-2025	2,000,000	2,020,000
				29,348,269

Containers & Packaging : 0.33%
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,244,800

Real Estate : 0.26%
Equity REITs : 0.26%
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	2,055,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	506,250
				2,561,250

Utilities : 0.21%
Independent Power & Renewable Electricity Producers : 0.21%
NRG Energy Incorporated 144A	5.75	1-15-2028	2,000,000	2,020,000

Total Corporate Bonds and Notes (Cost $119,646,619)				122,658,525

Yankee Corporate Bonds and Notes : 2.61%
Financials : 0.53%
Diversified Financial Services : 0.53%
Tronox Finance plc 144A	5.75	10-1-2025	5,000,000	5,137,500

Health Care : 0.25%
Pharmaceuticals : 0.25%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	2,445,000

Industrials : 0.21%
Electrical Equipment : 0.21%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	2,090,000

Information Technology : 1.62%
Technology Hardware, Storage & Peripherals : 1.62%
Seagate HDD	4.75	6-1-2023	9,500,000	9,642,500
Seagate HDD	4.88	6-1-2027	6,396,000	6,114,001
				15,756,501

Total Yankee Corporate Bonds and Notes (Cost $24,502,436)				25,429,001

5

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.46%
Investment Companies : 0.46%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	1,795,708	$1,795,888
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	2,648,639	2,648,639
Total Short-Term Investments (Cost $4,444,527)				4,444,527

Total investments in securities (Cost $830,011,914)	100.04%			975,017,501
Other assets and liabilities, net	(0.04)			(353,998)

Total net assets	100.00%			$974,663,503

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	8,312,789	15,337,589	21,854,670	1,795,708	$1,795,888
Wells Fargo Government Money Market Fund Select Class	6,114,337	37,918,752	41,384,450	2,648,639	2,648,639

					$4,444,527	0.46%

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, Prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$11,295,800	$0	$0	$11,295,800
Consumer staples	4,516,056	0	0	4,516,056
Energy	117,527,850	0	0	117,527,850
Financials	6,776,000	0	0	6,776,000
Health care	135,675,392	0	0	135,675,392
Industrials	128,186,500	0	0	128,186,500
Information technology	330,247,000	0	0	330,247,000
Materials	51,978,200	0	0	51,978,200
Real estate	16,897,550	0	0	16,897,550
Utilities	19,385,100	0	0	19,385,100
Corporate bonds and notes	0	122,658,525	0	122,658,525
Yankee corporate bonds and notes	0	25,429,001	0	25,429,001
Short-term investments
Investment companies	2,648,639	0	0	2,648,639
Investments measured at net asset value*				1,795,888

Total assets	$825,134,087	$148,087,526	$0	$975,017,501

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,795,888 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 28.11%
Consumer Discretionary : 0.27%
Household Durables : 0.27%
Leggett & Platt Incorporated	45,000	$2,147,850

Consumer Staples : 0.27%
Food & Staples Retailing : 0.08%
Sysco Corporation	10,000	607,300

Food Products : 0.19%
ConAgra Foods Incorporated	10,000	376,700
Lamb Weston Holdings Incorporated	20,000	1,129,000
		1,505,700

Energy : 4.16%
Oil, Gas & Consumable Fuels : 4.16%
Andeavor Logistics LP	145,000	6,697,550
EOG Resources Incorporated	10,000	1,079,100
EQT Corporation	30,000	1,707,600
Kinder Morgan Incorporated	460,000	8,312,200
ONEOK Incorporated	60,000	3,207,000
Plains All American Pipeline LP	330,000	6,811,200
The Williams Companies Incorporated	160,000	4,878,400
		32,693,050

Health Care : 5.19%
Health Care Equipment & Supplies : 3.18%
Abbott Laboratories	130,000	7,419,100
Becton Dickinson & Company	45,000	9,632,700
Teleflex Incorporated	30,000	7,464,600
West Pharmaceutical Services Incorporated	5,000	493,350
		25,009,750

Life Sciences Tools & Services : 1.22%
Thermo Fisher Scientific Incorporated	30,000	5,696,400
Waters Corporation †	20,000	3,863,800
		9,560,200

Pharmaceuticals : 0.79%
Allergan plc	20,000	3,271,600
Eli Lilly & Company	35,000	2,956,100
		6,227,700

Industrials : 3.35%
Aerospace & Defense : 1.86%
Curtiss-Wright Corporation	40,000	4,874,000
Huntington Ingalls Industries Incorporated	20,000	4,714,000
Lockheed Martin Corporation	1,000	321,050
Raytheon Company	25,000	4,696,250
		14,605,300

Building Products : 0.12%
Apogee Enterprises Incorporated	20,000	914,600

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Electrical Equipment : 0.39%
AMETEK Incorporated	15,000	$1,087,050
Eaton Corporation PLC	25,000	1,975,250
		3,062,300

Industrial Conglomerates : 0.58%
Honeywell International Incorporated	30,000	4,600,800

Machinery : 0.40%
John Bean Technologies Corporation	20,000	2,216,000
Oshkosh Corporation	10,000	908,900
		3,124,900

Information Technology : 11.32%
Electronic Equipment, Instruments & Components : 1.84%
Amphenol Corporation Class A	70,000	6,146,000
Corning Incorporated	165,000	5,278,350
FLIR Systems Incorporated	65,000	3,030,300
		14,454,650

Internet Software & Services : 0.94%
Alphabet Incorporated Class A †	7,000	7,373,800

IT Services : 0.91%
Leidos Holdings Incorporated	110,000	7,102,700

Semiconductors & Semiconductor Equipment : 3.65%
Broadcom Limited	45,000	11,560,500
Cypress Semiconductor Corporation	100,000	1,524,000
Microsemi Corporation †	80,000	4,132,000
QUALCOMM Incorporated	20,000	1,280,400
Texas Instruments Incorporated	35,000	3,655,400
Versum Materials Incorporated	30,000	1,135,500
Xilinx Incorporated	80,000	5,393,600
		28,681,400

Software : 3.78%
Adobe Systems Incorporated †	55,000	9,638,200
Microsoft Corporation	190,000	16,252,600
Synopsys Incorporated †	45,000	3,835,800
		29,726,600

Technology Hardware, Storage & Peripherals : 0.20%
Western Digital Corporation	20,000	1,590,600

Materials : 1.96%
Chemicals : 1.71%
Ashland Global Holdings Incorporated	10,000	712,000
Celanese Corporation Series A	10,000	1,070,800
DowDuPont Incorporated	40,000	2,848,800
LyondellBasell Industries NV Class A	80,000	8,825,600
		13,457,200

Containers & Packaging : 0.25%
Sealed Air Corporation	40,000	1,972,000

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Real Estate : 0.72%
Equity REITs : 0.72%
Crown Castle International Corporation	10,000	$1,110,100
Equinix Incorporated	4,000	1,812,880
Sabra Health Care REIT Incorporated	30,000	563,100
Saul Centers Incorporated	35,000	2,161,250
		5,647,330

Utilities : 0.87%
Gas Utilities : 0.87%
Atmos Energy Corporation	80,000	6,871,200

Total Common Stocks (Cost $189,552,302)		220,936,930

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 60.65%
Consumer Discretionary : 3.76%
Auto Components : 1.47%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	4,145,781
Tenneco Incorporated	5.00	7-15-2026	7,250,000	7,431,250
				11,577,031

Hotels, Restaurants & Leisure : 0.62%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,852,750

Media : 1.08%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	8,598,000	8,490,525

Specialty Retail : 0.59%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,586,590

Consumer Staples : 1.95%
Food Products : 1.95%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	13,390,000
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,967,500
				15,357,500

Energy : 4.93%
Oil, Gas & Consumable Fuels : 4.93%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	24,500,000	25,342,800
Kinder Morgan Energy Partners LP	4.30	6-1-2025	3,500,000	3,644,882
ONEOK Incorporated	4.25	2-1-2022	3,737,000	3,887,601
Plains All American Pipeline LP	3.85	10-15-2023	2,345,000	2,333,496
Tennessee Gas Pipeline Company	7.00	3-15-2027	3,000,000	3,568,882
				38,777,661

Health Care : 11.29%
Health Care Equipment & Supplies : 1.18%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,035,000
Hologic Incorporated 144A	4.38	10-15-2025	2,000,000	2,030,000
Teleflex Incorporated	4.88	6-1-2026	6,000,000	6,195,000
				9,260,000

Health Care Providers & Services : 8.00%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	25,535,000	26,301,050
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	7,000,000	6,997,900
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	3,030,000
HCA Incorporated	5.25	6-15-2026	7,000,000	7,420,000

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
HCA Incorporated	5.38%	2-1-2025	$11,000,000	$11,385,000
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,045,000
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	5,700,000	5,714,250
				62,893,200

Health Care Technology : 1.05%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	7,210,000
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	1,025,000
				8,235,000

Pharmaceuticals : 1.06%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	8,331,125

Industrials : 10.89%
Aerospace & Defense : 5.29%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,000,000	8,560,000
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,692,500
Orbital ATK Incorporated	5.50	10-1-2023	10,640,000	11,225,200
TransDigm Group Incorporated	6.38	6-15-2026	11,800,000	11,962,250
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,090,000
				41,529,950

Commercial Services & Supplies : 0.65%
Acco Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,137,500

Construction & Engineering : 0.26%
Aecom Company	5.13	3-15-2027	2,000,000	2,037,300

Machinery : 1.97%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,191,213
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,900,094
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,736,250
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,647,680
				15,475,237

Trading Companies & Distributors : 2.72%
HD Supply Incorporated 144A	5.75	4-15-2024	11,450,000	12,165,625
Wesco Distribution Incorporated	5.38	6-15-2024	8,974,000	9,220,785
				21,386,410

Information Technology : 11.12%
Communications Equipment : 2.08%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,858,160
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	6,500,000
				16,358,160

Electronic Equipment, Instruments & Components : 3.14%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	4,210,000
Belden Incorporated 144A	5.25	7-15-2024	3,485,000	3,589,550
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	16,907,375
				24,706,925

IT Services : 0.27%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,090,000

Semiconductors & Semiconductor Equipment : 3.18%
Micron Technology Incorporated 144A	5.25	1-15-2024	3,000,000	3,116,250
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	7,062,188
Versum Materials Incorporated 144A	5.50	9-30-2024	13,834,000	14,802,380
				24,980,818

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software : 1.16%
Nuance Communications Company	6.00%	7-1-2024	$2,000,000	$2,145,000
Symantec Corporation 144A	5.00	4-15-2025	6,705,000	6,973,200
				9,118,200

Technology Hardware, Storage & Peripherals : 1.29%
Diebold Incorporated	8.50	4-15-2024	8,500,000	9,031,250
Western Digital Corporation 144A	7.38	4-1-2023	1,000,000	1,078,750
				10,110,000

Materials : 11.14%
Chemicals : 8.94%
A. Schulman Incorporated	6.88	6-1-2023	11,500,000	11,960,000
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	13,939,000
Olin Corporation	5.13	9-15-2027	5,000,000	5,262,500
Olin Corporation	5.50	8-15-2022	8,500,000	9,052,500
Rayonier Advanced Materials Products Incorporated 144A«	5.50	6-1-2024	8,945,000	8,911,456
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	4,190,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	6,352,500
Valvoline Incorporated	4.38	8-15-2025	10,000,000	10,100,000
Valvoline Incorporated	5.50	7-15-2024	500,000	530,000
				70,297,956

Containers & Packaging : 1.92%
Ball Corporation	5.00	3-15-2022	2,500,000	2,668,750
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,600,000
Berry Plastics Corporation	6.00	10-15-2022	4,100,000	4,294,750
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,952,250
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	545,000
				15,060,750

Metals & Mining : 0.28%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,198,375

Real Estate : 3.96%
Equity REITs : 3.96%
Equinix Incorporated	5.38	5-15-2027	5,000,000	5,350,000
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,591,875
Iron Mountain Incorporated 144A	4.88	9-15-2027	12,000,000	12,000,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	6,500,000	6,678,750
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,976,088
Sabra Health Care REIT Incorporated	5.38	6-1-2023	1,500,000	1,530,000
				31,126,713

Utilities : 1.61%
Gas Utilities : 1.61%
National Fuel Gas Company	4.90	12-1-2021	12,000,000	12,636,281

Total Corporate Bonds and Notes (Cost $464,881,096)				476,611,957

5

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.25%
Pennsylvania : 0.25%
Pennsylvania Philadelphia Authority Industrial Development Multifamily Housing University Square Apartments Project (Housing Revenue) 144A		5.00%	12-1-2020	$2,000,000	$1,998,380

Total Municipal Obligations (Cost $2,000,000)					1,998,380

Yankee Corporate Bonds and Notes : 7.50%
Financials : 2.22%
Diversified Financial Services : 2.22%
Tronox Finance plc 144A		5.75	10-1-2025	17,000,000	17,467,500

Health Care : 1.18%
Pharmaceuticals : 1.18%
Mallinckrodt plc 144A		5.50	4-15-2025	5,655,000	4,608,823
Mallinckrodt plc 144A«		5.63	10-15-2023	5,500,000	4,675,000
					9,283,823

Industrials : 1.42%
Electrical Equipment : 1.42%
Sensata Technologies BV 144A		4.88	10-15-2023	6,700,000	7,001,500
Sensata Technologies BV 144A		5.63	11-1-2024	3,750,000	4,120,313
					11,121,813

Information Technology : 2.68%
Technology Hardware, Storage & Peripherals : 2.68%
Seagate HDD		4.75	6-1-2023	8,500,000	8,627,500
Seagate HDD		4.88	6-1-2027	13,000,000	12,426,831
					21,054,331

Total Yankee Corporate Bonds and Notes (Cost $59,109,815)					58,927,467

		Yield		Shares
Short-Term Investments : 3.51%
Investment Companies : 3.51%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57		7,132,979	7,133,692
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19		20,418,762	20,418,762
Total Short-Term Investments (Cost $27,552,454)					27,552,454

Total investments in securities (Cost $743,095,667)	100.02%				786,027,188
Other assets and liabilities, net	(0.02)				(145,447)

Total net assets	100.00%				$785,881,741

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	11,166,995	9,328,765	13,362,781	7,132,979	$7,133,692
Wells Fargo Government Money Market Fund Select Class	11,243,453	47,749,297	38,573,988	20,418,762	20,418,762

					$27,552,454	3.51%

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,147,850	$0	$0	$2,147,850
Consumer staples	2,113,000	0	0	2,113,000
Energy	32,693,050	0	0	32,693,050
Health care	40,797,650	0	0	40,797,650
Industrials	26,307,900	0	0	26,307,900
Information technology	88,929,750	0	0	88,929,750
Materials	15,429,200	0	0	15,429,200
Real estate	5,647,330	0	0	5,647,330
Utilities	6,871,200	0	0	6,871,200
Corporate bonds and notes	0	476,611,957	0	476,611,957
Municipal obligations	0	1,998,380	0	1,998,380
Yankee corporate bonds and notes	0	58,927,467	0	58,927,467
Short-term investments
Investment companies	20,418,762	0	0	20,418,762
Investments measured at net asset value*				7,133,692

Total assets	$241,355,692	$537,537,804	$0	$786,027,188

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,133,692 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$50,374	$59,097

Total Agency Securities (Cost $50,560)				59,097

			Shares
Common Stocks : 59.70%
Consumer Discretionary : 7.29%
Auto Components : 0.11%
Aptiv plc			9,100	771,953
BorgWarner Incorporated			6,790	346,901
Delphi Technologies plc †			1	35
The Goodyear Tire & Rubber Company			8,440	272,696
				1,391,585

Automobiles : 0.29%
Ford Motor Company			133,477	1,667,128
General Motors Company			43,669	1,789,992
Harley-Davidson Incorporated «			5,757	292,916
				3,750,036

Distributors : 0.07%
Genuine Parts Company			5,013	476,285
LKQ Corporation †			10,592	430,777
				907,062

Diversified Consumer Services : 0.01%
H&R Block Incorporated			7,134	187,053

Hotels, Restaurants & Leisure : 1.11%
Carnival Corporation			13,879	921,149
Chipotle Mexican Grill Incorporated †			848	245,097
Darden Restaurants Incorporated			4,220	405,204
Hilton Worldwide Holdings Incorporated			6,904	551,353
Marriott International Incorporated Class A			10,464	1,420,279
McDonald’s Corporation			27,191	4,680,115
MGM Resorts International			17,381	580,352
Norwegian Cruise Line Holdings Limited †			6,078	323,654
Royal Caribbean Cruises Limited			5,848	697,549
Starbucks Corporation			48,539	2,787,595
Wyndham Worldwide Corporation			3,465	401,490
Wynn Resorts Limited			2,717	458,059
Yum! Brands Incorporated			11,511	939,413
				14,411,309

Household Durables : 0.25%
D.R. Horton Incorporated			11,655	595,221
Garmin Limited			3,787	225,592
Leggett & Platt Incorporated			4,496	214,594
Lennar Corporation Class A			6,970	440,783
Mohawk Industries Incorporated †			2,162	596,496
Newell Rubbermaid Incorporated			16,786	518,687
Pulte Group Incorporated			9,233	306,997
Whirlpool Corporation			2,457	414,348
				3,312,718

Internet & Direct Marketing Retail : 1.71%
Amazon.com Incorporated †			13,632	15,942,215
Expedia Incorporated			4,199	502,914
Netflix Incorporated †			14,837	2,848,111
The Priceline Group Incorporated †			1,666	2,895,075
TripAdvisor Incorporated †			3,706	127,709
				22,316,024

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products : 0.04%
Hasbro Incorporated	3,871	$351,835
Mattel Incorporated «	11,662	179,362
		531,197

Media : 1.65%
CBS Corporation Class B	12,378	730,302
Charter Communications Incorporated Class A †	6,627	2,226,407
Comcast Corporation Class A	159,272	6,378,844
Discovery Communications Incorporated Class A «†	5,239	117,249
Discovery Communications Incorporated Class C †	6,916	146,412
DISH Network Corporation Class A †	7,794	372,164
Interpublic Group of Companies Incorporated	13,318	268,491
News Corporation Class A	13,082	212,059
News Corporation Class B	4,154	68,956
Omnicom Group Incorporated	7,880	573,900
Scripps Networks Interactive Incorporated Class A	3,376	288,243
The Walt Disney Company	51,595	5,546,978
Time Warner Incorporated	26,582	2,431,456
Twenty-First Century Fox Incorporated Class A	35,902	1,239,696
Twenty-First Century Fox Incorporated Class B	14,962	510,503
Viacom Incorporated Class B	12,048	371,199
		21,482,859

Multiline Retail : 0.28%
Dollar General Corporation	8,894	827,231
Dollar Tree Incorporated †	8,087	867,816
Kohl’s Corporation	5,741	311,334
Macy’s Incorporated	10,455	263,361
Nordstrom Incorporated	3,992	189,141
Target Corporation	18,519	1,208,365
		3,667,248

Specialty Retail : 1.36%
Advance Auto Parts Incorporated	2,528	252,016
AutoZone Incorporated †	940	668,688
Best Buy Company Incorporated	8,680	594,320
CarMax Incorporated †	6,224	399,145
Foot Locker Incorporated	4,216	197,646
L Brands Incorporated	8,441	508,317
Lowe’s Companies Incorporated	28,491	2,647,954
O’Reilly Automotive Incorporated †	2,901	697,807
Ross Stores Incorporated	13,171	1,056,973
Signet Jewelers Limited	2,071	117,115
The Gap Incorporated	7,441	253,440
The Home Depot Incorporated	39,771	7,537,798
The TJX Companies Incorporated	21,688	1,658,264
Tiffany & Company	3,479	361,642
Tractor Supply Company	4,294	320,977
ULTA Beauty Incorporated †	1,997	446,649
		17,718,751

Textiles, Apparel & Luxury Goods : 0.41%
HanesBrands Incorporated «	12,429	259,890
Michael Kors Holdings Limited †	5,184	326,333
Nike Incorporated Class B	44,749	2,799,050
PVH Corporation	2,642	362,509
Ralph Lauren Corporation	1,889	195,870

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry Incorporated	9,699	$428,987
Under Armour Incorporated Class A «†	6,280	90,620
Under Armour Incorporated Class C «†	6,296	83,863
VF Corporation	11,178	827,172
		5,374,294

Consumer Staples : 4.90%
Beverages : 1.20%
Brown-Forman Corporation Class B	6,687	459,196
Constellation Brands Incorporated Class A	5,882	1,344,449
Dr Pepper Snapple Group Incorporated	6,162	598,084
Molson Coors Brewing Company Class B	6,313	518,108
Monster Beverage Corporation †	13,990	885,427
PepsiCo Incorporated	48,509	5,817,199
The Coca-Cola Company	130,689	5,996,011
		15,618,474

Food & Staples Retailing : 1.09%
Costco Wholesale Corporation	14,905	2,774,119
CVS Health Corporation	34,641	2,511,473
Sysco Corporation	16,370	994,150
The Kroger Company	30,351	833,135
Wal-Mart Stores Incorporated	49,914	4,929,008
Walgreens Boots Alliance Incorporated	29,675	2,154,999
		14,196,884

Food Products : 0.74%
Archer Daniels Midland Company	19,089	765,087
Campbell Soup Company	6,575	316,323
ConAgra Foods Incorporated	13,976	526,476
General Mills Incorporated	19,380	1,149,040
Hormel Foods Corporation	9,191	334,460
Kellogg Company	8,487	576,946
McCormick & Company Incorporated	4,086	416,404
Mondelez International Incorporated Class A	51,005	2,183,014
The Hershey Company	4,814	546,437
The J.M. Smucker Company	3,884	482,548
The Kraft Heinz Company	20,360	1,583,194
Tyson Foods Incorporated Class A	10,147	822,617
		9,702,546

Household Products : 0.98%
Church & Dwight Company Incorporated	8,538	428,351
Colgate-Palmolive Company	29,937	2,258,747
Kimberly-Clark Corporation	11,961	1,443,214
The Clorox Company	4,399	654,307
The Procter & Gamble Company	86,817	7,976,746
		12,761,365

Personal Products : 0.10%
Coty Incorporated Class A	16,148	321,184
The Estee Lauder Companies Incorporated Class A	7,635	971,477
		1,292,661

Tobacco : 0.79%
Altria Group Incorporated	65,046	4,644,935
Philip Morris International	53,097	5,609,698
		10,254,633

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Energy : 3.63%
Energy Equipment & Services : 0.48%
Baker Hughes Incorporated	14,535	$459,887
Halliburton Company	29,744	1,453,589
Helmerich & Payne Incorporated «	3,702	239,297
National Oilwell Varco Incorporated	12,985	467,720
Schlumberger Limited	47,151	3,177,506
TechnipFMC plc	14,971	468,742
		6,266,741

Oil, Gas & Consumable Fuels : 3.15%
Anadarko Petroleum Corporation	18,642	999,957
Andeavor Corporation	4,918	562,324
Apache Corporation	12,988	548,353
Cabot Oil & Gas Corporation	15,832	452,795
Chesapeake Energy Corporation «†	31,158	123,386
Chevron Corporation	64,755	8,106,678
Cimarex Energy Company	3,259	397,631
Concho Resources Incorporated †	5,073	762,066
ConocoPhillips	40,729	2,235,615
Devon Energy Corporation	17,931	742,343
EOG Resources Incorporated	19,725	2,128,525
EQT Corporation	8,440	480,405
Exxon Mobil Corporation	144,583	12,092,922
Hess Corporation	9,199	436,677
Kinder Morgan Incorporated	65,822	1,189,404
Marathon Oil Corporation	29,096	492,595
Marathon Petroleum Corporation	16,652	1,098,699
Newfield Exploration Company †	6,790	214,089
Noble Energy Incorporated	16,607	483,928
Occidental Petroleum Corporation	26,148	1,926,062
ONEOK Incorporated	13,137	702,173
Phillips 66 Company	14,681	1,484,983
Pioneer Natural Resources Company	5,812	1,004,604
Range Resources Corporation	7,740	132,044
The Williams Companies Incorporated	28,256	861,525
Valero Energy Corporation	14,946	1,373,687
		41,033,470

Financials : 8.84%
Banks : 3.94%
Bank of America Corporation	331,410	9,783,223
BB&T Corporation	26,961	1,340,501
Citigroup Incorporated	90,226	6,713,717
Citizens Financial Group Incorporated	16,833	706,649
Comerica Incorporated	5,946	516,172
Fifth Third Bancorp	24,108	731,437
Huntington Bancshares Incorporated	37,080	539,885
JPMorgan Chase & Company	118,546	12,677,309
KeyCorp	36,803	742,317
M&T Bank Corporation	5,139	878,718
People’s United Financial Incorporated	11,848	221,558
PNC Financial Services Group Incorporated	16,252	2,345,001
Regions Financial Corporation	39,643	685,031
SunTrust Banks Incorporated	16,280	1,051,525
US Bancorp	53,819	2,883,622
Wells Fargo & Company (l)	151,441	9,187,925
Zions Bancorporation	6,844	347,881
		51,352,471

Capital Markets : 1.83%
Affiliated Managers Group Incorporated	1,903	390,591
Ameriprise Financial Incorporated	5,045	854,976
Bank of New York Mellon Corporation	34,938	1,881,761

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
BlackRock Incorporated	4,215	$2,165,288
CBOE Holdings Incorporated	3,880	483,409
CME Group Incorporated	11,615	1,696,371
E*TRADE Financial Corporation †	9,248	458,423
Franklin Resources Incorporated	11,158	483,476
Intercontinental Exchange Incorporated	19,973	1,409,295
Invesco Limited	13,926	508,856
Moody’s Corporation	5,688	839,606
Morgan Stanley	47,519	2,493,322
Northern Trust Corporation	7,349	734,092
Raymond James Financial Incorporated	4,392	392,206
S&P Global Incorporated	8,712	1,475,813
State Street Corporation	12,655	1,235,255
T. Rowe Price Group Incorporated	8,275	868,296
The Charles Schwab Corporation	40,788	2,095,280
The Goldman Sachs Group Incorporated	11,979	3,051,770
The NASDAQ OMX Group Incorporated	3,973	305,246
		23,823,332

Consumer Finance : 0.47%
American Express Company	24,586	2,441,636
Capital One Financial Corporation	16,559	1,648,945
Discover Financial Services	12,414	954,885
Navient Corporation	9,006	119,960
Synchrony Financial	25,105	969,304
		6,134,730

Diversified Financial Services : 1.02%
Berkshire Hathaway Incorporated Class B †	65,666	13,016,315
Leucadia National Corporation	10,730	284,238
		13,300,553

Insurance : 1.58%
AFLAC Incorporated	13,431	1,178,973
American International Group Incorporated	30,687	1,828,331
Aon plc	8,534	1,143,556
Arthur J. Gallagher & Company	6,182	391,197
Assurant Incorporated	1,837	185,243
Brighthouse Financial Incorporated †	3,274	191,987
Chubb Limited	15,834	2,313,822
Cincinnati Financial Corporation	5,108	382,947
Everest Reinsurance Group Limited	1,404	310,649
Lincoln National Corporation	7,478	574,834
Loews Corporation	9,429	471,733
Marsh & McLennan Companies Incorporated	17,425	1,418,221
MetLife Incorporated	35,890	1,814,598
Principal Financial Group Incorporated	9,174	647,317
Prudential Financial Incorporated	14,467	1,663,416
The Allstate Corporation	12,254	1,283,116
The Hartford Financial Services Group Incorporated	12,179	685,434
The Progressive Corporation	19,881	1,119,698
The Travelers Companies Incorporated	9,350	1,268,234
Torchmark Corporation	3,667	332,634
Unum Group	7,665	420,732
Willis Towers Watson plc	4,510	679,612
XL Group Limited	8,757	307,896
		20,614,180

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Health Care : 8.22%
Biotechnology : 1.66%
AbbVie Incorporated	54,347	$5,255,898
Alexion Pharmaceuticals Incorporated †	7,629	912,352
Amgen Incorporated	24,735	4,301,417
Biogen Incorporated	7,209	2,296,571
Celgene Corporation †	26,848	2,801,857
Gilead Sciences Incorporated	44,590	3,194,428
Incyte Corporation †	5,978	566,176
Regeneron Pharmaceuticals Incorporated †	2,632	989,527
Vertex Pharmaceuticals Incorporated †	8,656	1,297,188
		21,615,414

Health Care Equipment & Supplies : 1.61%
Abbott Laboratories	59,319	3,385,335
Align Technology Incorporated †	2,468	548,365
Baxter International Incorporated	17,102	1,105,473
Becton Dickinson & Company	9,036	1,934,188
Boston Scientific Corporation †	46,842	1,161,213
Danaher Corporation	20,887	1,938,731
Dentsply Sirona Incorporated	7,860	517,424
Edwards Lifesciences Corporation †	7,240	816,020
Hologic Incorporated †	9,414	402,449
IDEXX Laboratories Incorporated †	2,994	468,202
Intuitive Surgical Incorporated †	3,822	1,394,801
Medtronic plc	46,175	3,728,631
ResMed Incorporated	4,850	410,747
Stryker Corporation	10,977	1,699,679
The Cooper Companies Incorporated	1,670	363,860
Varian Medical Systems Incorporated	3,130	347,900
Zimmer Biomet Holdings Incorporated	6,940	837,450
		21,060,468

Health Care Providers & Services : 1.67%
Aetna Incorporated	11,148	2,010,988
AmerisourceBergen Corporation	5,516	506,479
Anthem Incorporated	8,768	1,972,888
Cardinal Health Incorporated	10,767	659,694
Centene Corporation †	5,893	594,486
Cigna Corporation	8,431	1,712,252
DaVita HealthCare Partners Incorporated †	5,171	373,605
Envision Healthcare Corporation †	4,136	142,940
Express Scripts Holding Company †	19,345	1,443,911
HCA Holdings Incorporated †	9,673	849,676
Henry Schein Incorporated †	5,368	375,116
Humana Incorporated	4,871	1,208,349
Laboratory Corporation of America Holdings †	3,478	554,776
McKesson Corporation	7,129	1,111,768
Patterson Companies Incorporated «	2,817	101,778
Quest Diagnostics Incorporated	4,651	458,077
UnitedHealth Group Incorporated	33,158	7,310,013
Universal Health Services Incorporated Class B	2,989	338,803
		21,725,599

Health Care Technology : 0.05%
Cerner Corporation †	10,782	726,599

Life Sciences Tools & Services : 0.48%
Agilent Technologies Incorporated	10,989	735,933
Illumina Incorporated †	4,984	1,088,954
IQVIA Holdings Incorporated †	4,980	487,542
Mettler-Toledo International Incorporated †	876	542,700
PerkinElmer Incorporated	3,763	275,151
Thermo Fisher Scientific Incorporated	13,688	2,599,077
Waters Corporation †	2,719	525,284
		6,254,641

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 2.75%
Allergan plc	11,370	$1,859,905
Bristol-Myers Squibb Company	55,896	3,425,307
Eli Lilly & Company	33,038	2,790,389
Johnson & Johnson	91,574	12,794,719
Merck & Company Incorporated	93,314	5,250,779
Mylan NV †	18,304	774,442
Perrigo Company plc	4,456	388,385
Pfizer Incorporated	203,315	7,364,069
Zoetis Incorporated	16,625	1,197,665
		35,845,660

Industrials : 6.13%
Aerospace & Defense : 1.57%
Arconic Incorporated	14,495	394,989
General Dynamics Corporation	9,482	1,929,113
Harris Corporation	4,079	577,790
L-3 Technologies Incorporated	2,663	526,875
Lockheed Martin Corporation	8,521	2,735,667
Northrop Grumman Corporation	5,945	1,824,580
Raytheon Company	9,867	1,853,516
Rockwell Collins Incorporated	5,558	753,776
Textron Incorporated	8,989	508,688
The Boeing Company	19,120	5,638,679
TransDigm Group Incorporated	1,654	454,221
United Technologies Corporation	25,363	3,235,558
		20,433,452

Air Freight & Logistics : 0.44%
C.H. Robinson Worldwide Incorporated	4,772	425,137
Expeditors International of Washington Incorporated	6,078	393,186
FedEx Corporation	8,409	2,098,382
United Parcel Service Incorporated Class B	23,445	2,793,472
		5,710,177

Airlines : 0.31%
Alaska Air Group Incorporated	4,213	309,698
American Airlines Group Incorporated	14,547	756,880
Delta Air Lines Incorporated	22,414	1,255,184
Southwest Airlines Company	18,653	1,220,839
United Continental Holdings Incorporated †	8,617	580,786
		4,123,387

Building Products : 0.20%
A.O. Smith Corporation	4,974	304,807
Allegion plc	3,244	258,093
Fortune Brands Home & Security Incorporated	5,258	359,858
Johnson Controls International plc	31,667	1,206,829
Masco Corporation	10,769	473,190
		2,602,777

Commercial Services & Supplies : 0.18%
Cintas Corporation	2,946	459,075
Republic Services Incorporated	7,770	525,330
Stericycle Incorporated †	2,922	198,667
Waste Management Incorporated	13,660	1,178,858
		2,361,930

Construction & Engineering : 0.05%
Fluor Corporation	4,779	246,835
Jacobs Engineering Group Incorporated	4,116	271,491
Quanta Services Incorporated †	5,270	206,110
		724,436

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Electrical Equipment : 0.34%
Acuity Brands Incorporated	1,443	$253,968
AMETEK Incorporated	7,908	573,093
Eaton Corporation plc	15,061	1,189,970
Emerson Electric Company	21,925	1,527,953
Rockwell Automation Incorporated	4,389	861,780
		4,406,764

Industrial Conglomerates : 1.14%
3M Company	20,312	4,780,835
General Electric Company	296,278	5,170,051
Honeywell International Incorporated	25,997	3,986,900
Roper Industries Incorporated	3,493	904,687
		14,842,473

Machinery : 1.05%
Caterpillar Incorporated	20,332	3,203,917
Cummins Incorporated	5,334	942,198
Deere & Company	10,903	1,706,429
Dover Corporation	5,311	536,358
Flowserve Corporation	4,464	188,068
Fortive Corporation	10,437	755,117
Illinois Tool Works Incorporated	10,520	1,755,262
Ingersoll-Rand plc	8,540	761,683
Paccar Incorporated	12,020	854,382
Parker-Hannifin Corporation	4,554	908,887
Pentair plc	5,648	398,862
Snap-on Incorporated	1,950	339,885
Stanley Black & Decker Incorporated	5,243	889,685
Xylem Incorporated	6,130	418,066
		13,658,799

Professional Services : 0.17%
Equifax Incorporated	4,108	484,415
IHS Markit Limited †	12,425	560,989
Nielsen Holdings plc	11,477	417,763
Robert Half International Incorporated	4,278	237,600
Verisk Analytics Incorporated †	5,311	509,856
		2,210,623

Road & Rail : 0.57%
CSX Corporation	30,523	1,679,070
J.B. Hunt Transport Services Incorporated	2,962	340,571
Kansas City Southern	3,524	370,795
Norfolk Southern Corporation	9,776	1,416,542
Union Pacific Corporation	26,858	3,601,658
		7,408,636

Trading Companies & Distributors : 0.11%
Fastenal Company	9,836	537,931
United Rentals Incorporated †	2,891	496,992
W.W. Grainger Incorporated	1,773	418,871
		1,453,794

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Information Technology : 14.18%
Communications Equipment : 0.58%
Cisco Systems Incorporated	168,704	$6,461,363
F5 Networks Incorporated †	2,140	280,811
Juniper Networks Incorporated	12,788	364,458
Motorola Solutions Incorporated	5,529	499,490
		7,606,122

Electronic Equipment, Instruments & Components : 0.25%
Amphenol Corporation Class A	10,442	916,808
Corning Incorporated	29,631	947,896
FLIR Systems Incorporated	4,728	220,419
TE Connectivity Limited	12,009	1,141,335
		3,226,458

Internet Software & Services : 2.90%
Akamai Technologies Incorporated †	5,779	375,866
Alphabet Incorporated Class A †	10,139	10,680,423
Alphabet Incorporated Class C †	10,288	10,765,363
eBay Incorporated †	33,271	1,255,648
Facebook Incorporated Class A †	81,136	14,317,259
VeriSign Incorporated «†	2,897	331,533
		37,726,092

IT Services : 2.42%
Accenture plc Class A	21,096	3,229,587
Alliance Data Systems Corporation	1,643	416,468
Automatic Data Processing Incorporated	15,150	1,775,429
Cognizant Technology Solutions Corporation Class A	20,154	1,431,337
CSRA Incorporated	5,578	166,894
DXC Technology Company	9,730	923,377
Fidelity National Information Services Incorporated	11,407	1,073,285
Fiserv Incorporated †	7,119	933,514
Gartner Incorporated †	3,095	381,149
Global Payments Incorporated	5,438	545,105
International Business Machines Corporation	29,403	4,511,008
MasterCard Incorporated Class A	31,662	4,792,360
Paychex Incorporated	10,921	743,502
PayPal Holdings Incorporated †	38,514	2,835,401
The Western Union Company	15,733	299,084
Total System Services Incorporated	5,717	452,158
Visa Incorporated Class A	61,839	7,050,883
		31,560,541

Semiconductors & Semiconductor Equipment : 2.32%
Advanced Micro Devices Incorporated «†	28,029	288,138
Analog Devices Incorporated	12,572	1,119,285
Applied Materials Incorporated	36,350	1,858,212
Broadcom Limited	13,903	3,571,681
Intel Corporation	159,673	7,370,506
KLA-Tencor Corporation	5,343	561,389
Lam Research Corporation	5,515	1,015,146
Microchip Technology Incorporated	7,986	701,810
Micron Technology Incorporated †	38,871	1,598,376
NVIDIA Corporation	20,578	3,981,843
Qorvo Incorporated †	4,348	289,577
QUALCOMM Incorporated	50,211	3,214,508
Skyworks Solutions Incorporated	6,276	595,906
Texas Instruments Incorporated	33,659	3,515,346
Xilinx Incorporated	8,586	578,868
		30,260,591

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Software : 3.14%
Activision Blizzard Incorporated	25,872	$1,638,215
Adobe Systems Incorporated †	16,816	2,946,836
Ansys Incorporated †	2,899	427,863
Autodesk Incorporated †	7,496	785,806
CA Incorporated	10,709	356,396
Cadence Design Systems Incorporated †	9,646	403,396
Citrix Systems Incorporated	4,888	430,144
Electronic Arts Incorporated †	10,513	1,104,496
Intuit Incorporated	8,285	1,307,207
Microsoft Corporation	263,163	22,510,963
Oracle Corporation	103,975	4,915,938
Red Hat Incorporated †	6,043	725,764
Salesforce.com Incorporated †	23,419	2,394,124
Symantec Corporation	21,208	595,096
Synopsys Incorporated †	5,129	437,196
		40,979,440

Technology Hardware, Storage & Peripherals : 2.57%
Apple Incorporated	174,997	29,614,742
Hewlett Packard Enterprise Company	54,385	780,969
HP Incorporated	56,932	1,196,141
NetApp Incorporated	9,203	509,110
Seagate Technology plc «	9,885	413,588
Western Digital Corporation	10,075	801,265
Xerox Corporation	7,312	213,145
		33,528,960

Materials : 1.79%
Chemicals : 1.32%
Air Products & Chemicals Incorporated	7,440	1,220,755
Albemarle Corporation	3,774	482,657
CF Industries Holdings Incorporated	7,926	337,172
DowDuPont Incorporated	79,958	5,694,609
Eastman Chemical Company	4,917	455,511
Ecolab Incorporated	8,877	1,191,116
FMC Corporation	4,583	433,827
International Flavors & Fragrances Incorporated	2,699	411,894
LyondellBasell Industries NV Class A	11,048	1,218,815
Monsanto Company	14,978	1,749,131
PPG Industries Incorporated	8,698	1,016,100
Praxair Incorporated	9,794	1,514,936
The Mosaic Company	11,948	306,586
The Sherwin-Williams Company	2,813	1,153,443
		17,186,552

Construction Materials : 0.08%
Martin Marietta Materials Incorporated	2,146	474,352
Vulcan Materials Company	4,525	580,874
		1,055,226

Containers & Packaging : 0.22%
Avery Dennison Corporation	3,019	346,762
Ball Corporation	11,985	453,632
International Paper Company	14,140	819,272
Packaging Corporation of America	3,227	389,015
Sealed Air Corporation	6,170	304,181
WestRock Company	8,713	550,749
		2,863,611

Metals & Mining : 0.17%
Freeport-McMoRan Incorporated †	46,415	880,028
Newmont Mining Corporation	18,180	682,114
Nucor Corporation	10,871	691,178
		2,253,320

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Real Estate : 1.73%
Equity REITs : 1.70%
Alexandria Real Estate Equities Incorporated	3,268	$426,768
American Tower Corporation	14,634	2,087,833
Apartment Investment & Management Company Class A	5,361	234,329
AvalonBay Communities Incorporated	4,714	841,025
Boston Properties Incorporated	5,270	685,258
Crown Castle International Corporation	13,860	1,538,599
Digital Realty Trust Incorporated	7,025	800,148
Duke Realty Corporation	12,184	331,527
Equinix Incorporated	2,671	1,210,551
Equity Residential	12,543	799,867
Essex Property Trust Incorporated	2,253	543,807
Extra Space Storage Incorporated	4,297	375,773
Federal Realty Investment Trust	2,479	329,236
GGP Incorporated	21,274	497,599
HCP Incorporated	16,050	418,584
Host Hotels & Resorts Incorporated	25,347	503,138
Iron Mountain Incorporated	9,384	354,058
Kimco Realty Corporation	14,575	264,536
Mid-America Apartment Communities Incorporated	3,877	389,871
Prologis Incorporated	18,174	1,172,405
Public Storage Incorporated	5,104	1,066,736
Realty Income Corporation	9,626	548,875
Regency Centers Corporation	5,055	349,705
SBA Communications Corporation †	4,017	656,217
Simon Property Group Incorporated	10,607	1,821,646
SL Green Realty Corporation	3,351	338,216
The Macerich Company	3,699	242,950
UDR Incorporated	9,137	351,957
Ventas Incorporated	12,167	730,142
Vornado Realty Trust	5,887	460,246
Welltower Incorporated	12,662	807,456
Weyerhaeuser Company	25,797	909,602
		22,088,660

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	10,354	448,432

Telecommunication Services : 1.23%
Diversified Telecommunication Services : 1.23%
AT&T Incorporated	209,851	8,159,007
CenturyLink Incorporated	33,398	557,079
Verizon Communications Incorporated	139,305	7,373,414
		16,089,500

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name			Shares	Value
Utilities : 1.76%
Electric Utilities : 1.08%
Alliant Energy Corporation			7,899	$336,576
American Electric Power Company Incorporated			16,834	1,238,477
Duke Energy Corporation			23,862	2,007,033
Edison International			11,114	702,849
Entergy Corporation			6,163	501,607
Eversource Energy			10,828	684,113
Exelon Corporation			32,804	1,292,806
FirstEnergy Corporation			15,199	465,393
NextEra Energy Incorporated			16,083	2,512,004
PG&E Corporation			17,468	783,090
Pinnacle West Capital Corporation			3,819	325,302
PPL Corporation			23,353	722,775
The Southern Company			34,266	1,647,852
Xcel Energy Incorporated			17,370	835,671
				14,055,548

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation			22,615	244,920
NRG Energy Incorporated			10,356	294,939
				539,859

Multi-Utilities : 0.60%
Ameren Corporation			8,296	489,381
CenterPoint Energy Incorporated			14,743	418,111
CMS Energy Corporation			9,637	455,830
Consolidated Edison Incorporated			10,593	899,875
Dominion Resources Incorporated			21,986	1,782,185
DTE Energy Company			6,139	671,975
NiSource Incorporated			11,510	295,462
Public Service Enterprise Group Incorporated			17,319	891,929
SCANA Corporation			4,882	194,206
Sempra Energy			8,558	915,021
WEC Energy Group Incorporated			10,790	716,780
				7,730,755

Water Utilities : 0.04%
American Water Works Company Incorporated			6,103	558,363

Total Common Stocks (Cost $374,185,951)				778,325,835

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%

Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	1.88%	12-25-2034	$13,941	12,913

Total Non-Agency Mortgage-Backed Securities (Cost $13,941)				12,913

		Expiration date	Shares
Rights : 0.00%
Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)		1-30-2019	6,765	0
Safeway PDC LLC Contingent Value Rights †(a)		1-30-2018	6,765	115
Total Rights (Cost $7,056)				115

		Maturity date	Principal
U.S. Treasury Securities : 38.74%
U.S. Treasury Bond	2.13	9-30-2024	$1,844,000	1,820,950
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,827,837
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,347,892
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,790,366
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,602,793
U.S. Treasury Bond	3.00	5-15-2042	904,000	950,513
U.S. Treasury Bond	3.00	11-15-2044	2,772,000	2,911,358
U.S. Treasury Bond	3.13	11-15-2041	846,000	908,563
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,144,741
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,913,544

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	8-15-2044	$2,827,000	$3,037,258
U.S. Treasury Bond	3.38	5-15-2044	2,936,000	3,291,171
U.S. Treasury Bond	3.50	2-15-2039	731,000	834,166
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,565,014
U.S. Treasury Bond	3.63	2-15-2044	2,898,000	3,383,883
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,099,833
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,416,182
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,138,718
U.S. Treasury Bond	4.25	5-15-2039	681,000	859,997
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,239,641
U.S. Treasury Bond	4.38	2-15-2038	381,000	486,645
U.S. Treasury Bond	4.38	11-15-2039	757,000	973,153
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,388,690
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,088,351
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,076,786
U.S. Treasury Bond	4.50	5-15-2038	428,000	555,811
U.S. Treasury Bond	4.50	8-15-2039	721,000	941,013
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,695,327
U.S. Treasury Bond	4.75	2-15-2037	264,000	351,445
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,470,058
U.S. Treasury Bond	5.00	5-15-2037	375,000	513,788
U.S. Treasury Bond	5.25	11-15-2028	479,000	607,441
U.S. Treasury Bond	5.25	2-15-2029	349,000	444,309
U.S. Treasury Bond	5.38	2-15-2031	752,000	998,780
U.S. Treasury Bond	5.50	8-15-2028	369,000	474,694
U.S. Treasury Bond	6.13	11-15-2027	525,000	695,630
U.S. Treasury Bond	6.13	8-15-2029	293,000	401,913
U.S. Treasury Bond	6.25	5-15-2030	478,000	671,771
U.S. Treasury Bond	6.38	8-15-2027	224,000	300,531
U.S. Treasury Bond	6.88	8-15-2025	224,000	294,806
U.S. Treasury Note	0.63	6-30-2018	1,609,000	1,602,338
U.S. Treasury Note	0.75	7-31-2018	1,717,000	1,708,543
U.S. Treasury Note	0.75	8-31-2018	1,718,000	1,707,517
U.S. Treasury Note	0.75	9-30-2018	1,732,000	1,719,664
U.S. Treasury Note	0.75	10-31-2018	1,732,000	1,717,691
U.S. Treasury Note	0.75	2-15-2019	1,392,000	1,375,084
U.S. Treasury Note	0.75	7-15-2019	1,583,000	1,556,225
U.S. Treasury Note	0.75	8-15-2019	1,584,000	1,555,834
U.S. Treasury Note	0.88	5-31-2018	1,585,000	1,581,409
U.S. Treasury Note	0.88	7-15-2018	1,294,000	1,289,348
U.S. Treasury Note	0.88	10-15-2018	1,390,000	1,380,964
U.S. Treasury Note	0.88	4-15-2019	1,460,000	1,441,840
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,446,609
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,464,129
U.S. Treasury Note	0.88	7-31-2019	811,000	798,705
U.S. Treasury Note	0.88	9-15-2019	1,550,000	1,523,878
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,874,185
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,285,849
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,285,728
U.S. Treasury Note	1.00	11-30-2018	1,540,000	1,529,011
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,369,048
U.S. Treasury Note	1.00	6-30-2019	622,000	614,203
U.S. Treasury Note	1.00	8-31-2019	1,842,000	1,815,786
U.S. Treasury Note	1.00	9-30-2019	1,695,000	1,669,869
U.S. Treasury Note	1.00	10-15-2019	1,596,000	1,571,520
U.S. Treasury Note	1.00	11-15-2019	1,433,000	1,409,774
U.S. Treasury Note	1.00	11-30-2019	1,985,000	1,952,120
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,323,928
U.S. Treasury Note	1.13	1-15-2019	1,444,000	1,433,455
U.S. Treasury Note	1.13	1-31-2019	1,783,000	1,769,347
U.S. Treasury Note	1.13	2-28-2019	1,815,000	1,800,028
U.S. Treasury Note	1.13	5-31-2019	690,000	683,054
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,228,379
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,952,840
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,306,100
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,173,878
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,237,259
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,158,265

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.13%	8-31-2021	$2,233,000	$2,156,967
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,111,024
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,751,957
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,363,707
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,645,880
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,355,824
U.S. Treasury Note	1.25	12-31-2018	1,788,000	1,778,020
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,326,602
U.S. Treasury Note	1.25	3-31-2019	1,834,000	1,820,363
U.S. Treasury Note	1.25	4-30-2019	586,000	581,309
U.S. Treasury Note	1.25	5-31-2019	1,787,000	1,772,082
U.S. Treasury Note	1.25	6-30-2019	1,790,000	1,773,994
U.S. Treasury Note	1.25	8-31-2019	1,790,000	1,771,587
U.S. Treasury Note	1.25	10-31-2019	804,000	794,898
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,395,985
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,720,994
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,169,534
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,119,489
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,733,009
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,356,152
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,607,856
U.S. Treasury Note	1.38	9-30-2018	2,875,000	2,867,297
U.S. Treasury Note	1.38	11-30-2018	787,000	784,058
U.S. Treasury Note	1.38	12-31-2018	968,000	963,694
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,287,909
U.S. Treasury Note	1.38	7-31-2019	1,787,000	1,773,380
U.S. Treasury Note	1.38	9-30-2019	1,739,000	1,724,123
U.S. Treasury Note	1.38	12-15-2019	1,651,000	1,634,543
U.S. Treasury Note	1.38	1-15-2020	1,638,000	1,620,899
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,268,436
U.S. Treasury Note	1.38	2-15-2020	1,667,000	1,648,427
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,402,714
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,401,245
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,398,970
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,362,160
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,300,725
U.S. Treasury Note	1.38	9-15-2020	1,598,000	1,575,466
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,304,558
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,126,453
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,130,920
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,174,547
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,174,695
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,655,257
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,731,848
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,693,346
U.S. Treasury Note	1.50	8-31-2018	2,781,000	2,777,487
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,849,066
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,709,630
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,818,640
U.S. Treasury Note	1.50	3-31-2019	645,000	642,270
U.S. Treasury Note	1.50	5-31-2019	2,387,000	2,374,905
U.S. Treasury Note	1.50	10-31-2019	3,442,000	3,417,923
U.S. Treasury Note	1.50	11-30-2019	3,133,000	3,109,985
U.S. Treasury Note	1.50	4-15-2020	1,675,000	1,659,226
U.S. Treasury Note	1.50	5-15-2020	1,678,000	1,661,744
U.S. Treasury Note	1.50	5-31-2020	3,442,000	3,407,722
U.S. Treasury Note	1.50	6-15-2020	1,680,000	1,662,879
U.S. Treasury Note	1.50	7-15-2020	1,683,000	1,664,804
U.S. Treasury Note	1.50	8-15-2020	1,684,000	1,665,210
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,584,967
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,577,462
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,618,397
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,853,472
U.S. Treasury Note	1.63	3-31-2019	2,104,000	2,097,725
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,697,643
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,149,340
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,120,009
U.S. Treasury Note	1.63	8-31-2019	3,442,000	3,427,702
U.S. Treasury Note	1.63	12-31-2019	3,442,000	3,423,540

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	3-15-2020	$1,667,000	$1,656,635
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,416,207
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,187,935
U.S. Treasury Note	1.63	10-15-2020	1,591,000	1,576,954
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,144,081
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,220,665
U.S. Treasury Note	1.63	8-31-2022	2,373,000	2,314,058
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,054,035
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,658,522
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,660,014
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,760,584
U.S. Treasury Note	1.63	2-15-2026	4,269,000	4,030,410
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,870,939
U.S. Treasury Note	1.75	10-31-2018	704,000	703,959
U.S. Treasury Note	1.75	9-30-2019	3,441,000	3,432,858
U.S. Treasury Note	1.75	11-30-2019	1,732,000	1,727,873
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,575,883
U.S. Treasury Note	1.75	11-15-2020	1,588,000	1,579,005
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,329,439
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,974,945
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,611,816
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,612,966
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,584,095
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,424,569
U.S. Treasury Note	1.75	5-31-2022	2,343,000	2,301,967
U.S. Treasury Note	1.75	6-30-2022	2,347,000	2,304,322
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,735,298
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,645,860
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,039,652
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,885,356
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,635,501
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,333,343
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,322,425
U.S. Treasury Note	1.88	3-31-2022	2,371,000	2,344,048
U.S. Treasury Note	1.88	4-30-2022	2,376,000	2,347,398
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,774,291
U.S. Treasury Note	1.88	7-31-2022	2,337,000	2,305,076
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,729,136
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,215,861
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,625,812
U.S. Treasury Note	1.88	8-31-2024	1,968,000	1,914,579
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,308,004
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,095,663
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,267,940
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,419,405
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,556,211
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,635,507
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,641,810
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,477,468
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,288,182
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,670,882
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,764,268
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,218,942
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,609,981
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,044,921
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,894,742
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,897,455
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,901,447
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,384,142
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,380,945
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,116,657
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,483,659
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,413,850
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,518,856
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,443,362
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,633,915
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,626,219
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,611,875

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	12-31-2022	$1,678,000	$1,670,785
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,624,289
U.S. Treasury Note	2.13	2-29-2024	1,960,000	1,940,204
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,940,576
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,903,673
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,396,663
U.S. Treasury Note	2.25	7-31-2018	521,000	522,932
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,449,402
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,523,945
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,633,059
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,882,136
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,909,475
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,873,325
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,467,759
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,471,149
U.S. Treasury Note	2.25	2-15-2027	3,006,000	2,965,655
U.S. Treasury Note	2.25	8-15-2027	1,586,000	1,563,203
U.S. Treasury Note	2.25	11-15-2027	1,551,000	1,529,553
U.S. Treasury Note	2.38	5-31-2018	621,000	623,329
U.S. Treasury Note	2.38	6-30-2018	795,000	798,354
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,331,718
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,478,259
U.S. Treasury Note	2.38	5-15-2027	4,355,000	4,341,250
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,697,583
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,408,233
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,425,438
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,410,464
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,378,537
U.S. Treasury Note	2.75	11-15-2023	3,936,000	4,041,732
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,498,761
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,798,136
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,714,357
U.S. Treasury Note	3.38	11-15-2019	3,180,000	3,267,077
U.S. Treasury Note	3.50	5-15-2020	2,864,000	2,968,370
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,587,833
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,742,509
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,899,369
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,530,244
U.S. Treasury Note	4.00	8-15-2018	788,000	799,354
U.S. Treasury Note	6.00	2-15-2026	445,000	564,072
U.S. Treasury Note	6.25	8-15-2023	378,000	457,774
U.S. Treasury Note	6.50	11-15-2026	296,000	393,045
U.S. Treasury Note	6.63	2-15-2027	215,000	289,778
U.S. Treasury Note	6.75	8-15-2026	221,000	296,393
U.S. Treasury Note	7.13	2-15-2023	260,000	321,522
U.S. Treasury Note	7.25	8-15-2022	261,000	319,489
U.S. Treasury Note	7.50	11-15-2024	240,000	318,747
U.S. Treasury Note	7.63	11-15-2022	140,000	175,258
U.S. Treasury Note	7.63	2-15-2025	216,000	290,869
U.S. Treasury Note	7.88	2-15-2021	180,000	212,020
U.S. Treasury Note	8.00	11-15-2021	511,000	622,526
U.S. Treasury Note	8.13	8-15-2019	307,000	337,360
U.S. Treasury Note	8.13	5-15-2021	181,000	216,585
U.S. Treasury Note	8.13	8-15-2021	175,000	211,901
U.S. Treasury Note	8.50	2-15-2020	162,000	184,278
U.S. Treasury Note	8.75	5-15-2020	130,000	150,717
U.S. Treasury Note	8.75	8-15-2020	288,000	337,782
U.S. Treasury Note	8.88	2-15-2019	306,000	330,095
U.S. Treasury Note	9.00	11-15-2018	193,000	205,043
Total U.S. Treasury Securities (Cost $507,855,733)				505,032,041

	Yield		Shares
Short-Term Investments : 0.72%
Investment Companies : 0.61%
Securities Lending Cash Investment LLC (l)(r)(u)	1.57		2,522,338	2,522,590

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name		Yield	Maturity date	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19%		5,445,761	$5,445,761
					7,968,351

				Principal
U.S. Treasury Securities : 0.11%
U.S.Treasury Bill (z)#		1.22	3-1-2018	1,469,000	1,465,988

Total Short-Term Investments (Cost $9,434,271)					9,434,339

Total investments in securities (Cost $891,547,512)	99.17%				1,292,864,340
Other assets and liabilities, net	0.83				10,781,831

Total net assets	100.00%				$1,303,646,171

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	17	3-16-2018	$2,279,139	$2,274,600	$0	$(4,539)
5-Year U.S. Treasury Notes	117	3-29-2018	13,598,643	13,591,195	0	(7,448)
Short
10-Year U.S. Treasury Notes	(1,152)	3-20-2018	(143,675,240)	(142,902,000)	773,240	0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	164,057	70	12,686	151,441	$9,187,925	0.70%
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	3,363,101	13,693,072	14,533,835	2,522,338	2,522,590
Wells Fargo Government Money Market Fund Select Class	7,658,402	44,830,768	47,043,409	5,445,761	5,445,761
					7,968,351	0.61

					$17,156,276	1.31%

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$59,097	$0	$59,097
Common stocks
Consumer discretionary	95,050,136	0	0	95,050,136
Consumer staples	63,826,563	0	0	63,826,563
Energy	47,300,211	0	0	47,300,211
Financials	115,225,266	0	0	115,225,266
Health care	107,228,381	0	0	107,228,381
Industrials	79,937,248	0	0	79,937,248
Information technology	184,888,204	0	0	184,888,204
Materials	23,358,709	0		23,358,709
Real estate	22,537,092		0	22,537,092
Telecommunication services	16,089,500	0	0	16,089,500
Utilities	22,884,525	0	0	22,884,525
Non-agency mortgage-backed securities	0	12,913	0	12,913
Rights
Consumer staples	0	115	0	115
U.S. Treasury securities	505,032,041	0	0	505,032,041
Short-term investments
Investment companies	5,445,761	0	0	5,445,761
U.S. Treasury securities	1,465,988	0	0	1,465,988
Investments measured at net asset value*				2,522,590

Total assets	$1,290,269,625	$72,125	$0	$1,292,864,340

Liabilities
Futures contracts	$245,987	$0	$0	$245,987

Total liabilities	$245,987	$0	$0	$245,987

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,522,590 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 4.57%
United States : 4.57%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	3.40%	11-30-2023	$1,000,000	$1,017,140
AbbVie Incorporated (Health Care, Biotechnology)	3.20	5-14-2026	900,000	897,099
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) 144A	3.15	8-22-2027	1,675,000	1,677,026
Anheuser-Busch InBev Finance Incorporated (Consumer Staples, Beverages)	3.65	2-1-2026	1,200,000	1,238,064
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.90	9-12-2027	1,250,000	1,234,813
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.90	8-14-2027	1,250,000	1,257,992
BAT Capital Corporation (Consumer Staples, Tobacco) 144A	3.56	8-15-2027	2,100,000	2,102,101
Discovery Communications LLC (Consumer Discretionary, Media)	3.95	3-20-2028	700,000	696,046
Ford Motor Credit Company LLC (Financials, Consumer Finance)	2.46	3-27-2020	1,500,000	1,495,094
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	1,650,000	1,692,625
Johnson & Johnson (Health Care, Pharmaceuticals)	2.95	3-3-2027	2,000,000	2,026,016
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,594,634
Lowe’s Companies Incorporated (Consumer Discretionary, Specialty Retail)	3.10	5-3-2027	700,000	702,271
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	2,000,000	1,928,185
Oracle Corporation (Information Technology, Software)	2.65	7-15-2026	1,900,000	1,851,886
Qualcomm Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3.25	5-20-2027	1,000,000	976,103
Total Corporate Bonds and Notes (Cost $23,500,969)				23,387,095

Foreign Corporate Bonds and Notes @: 5.04%
Brazil : 0.30%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	5,137,000	1,537,027

Denmark : 1.54%
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	37,357,181	6,260,114
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	7-1-2047	9,685,314	1,625,354
				7,885,468

France : 0.11%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.50	3-7-2024	400,000	535,513

Germany : 0.80%
Adler Pelzer Holding Gmbh (Consumer Discretionary, Auto Components, EUR)	4.13	4-1-2024	550,000	684,935
KfW (Financials, Banks, AUD)	5.00	3-19-2024	3,900,000	3,409,226
				4,094,161

Ireland : 0.31%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,593,043

Luxembourg : 0.06%
Takko Lux 2 SCA (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	5.38	11-15-2023	250,000	291,077

Mexico : 0.18%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	7,250,000	344,549
Nemak SAB de CV (Consumer Discretionary, Auto Components, EUR)	3.25	3-15-2024	225,000	279,663

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Mexico (continued)
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19%	9-12-2024	$6,532,000	$295,107
				919,319

Netherlands : 0.13%
CBR Fashion Finance BV (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	5.13	10-1-2022	250,000	286,431
Constellium NV (Materials, Metals & Mining, EUR) 144A	4.25	2-15-2026	300,000	359,991
				646,422

United Kingdom : 1.37%
Adient Global Holdings Company (Consumer Discretionary, Auto Components, EUR)	3.50	8-15-2024	725,000	928,226
CPUK Finance Limited (Consumer Discretionary, Consumer Finance, GBP)	4.25	2-28-2047	250,000	343,642
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	700,000	1,086,796
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,000,000	1,707,252
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail, GBP)	4.00	6-15-2024	550,000	738,817
Rac Bond Company plc (Consumer Discretionary, Automobiles, GBP)	5.00	11-6-2022	800,000	1,075,549
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	500,000	778,211
Thomas Cook Finance 2 Company (Consumer Discretionary, Diversified Financial Services, EUR) 144A	3.88	7-15-2023	300,000	365,438
				7,023,931

United States : 0.24%
Cemex Finance LLC (Financials, Consumer Finance, EUR)	4.63	6-15-2024	500,000	650,726
Federal-Mogul LLC (Consumer Staples, Auto Components, EUR)	5.00	7-15-2024	500,000	590,830
				1,241,556

Total Foreign Corporate Bonds and Notes (Cost $26,290,454)				25,767,517

Foreign Government Bonds @: 65.83%
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	9,500,000	7,483,144
Brazil (BRL)	10.00	1-1-2019	15,705,000	4,873,384
Brazil (BRL)	10.00	1-1-2025	34,990,000	10,535,417
Canada (CAD)	0.75	9-1-2020	5,150,000	3,993,360
Canada (CAD)	1.00	6-1-2027	10,110,000	7,327,136
Canada (CAD) 144A	2.90	6-15-2024	8,300,000	6,856,051
Canada Housing Trust (CAD) 144A	2.40	12-15-2022	4,950,000	3,984,258
Canadian (CAD)	2.75	12-1-2048	8,900,000	7,837,947
Colombia (COP)	7.00	5-4-2022	12,100,000,000	4,246,871
Colombia (COP)	7.50	8-26-2026	32,150,000,000	11,475,190
Hungary (HUF)	1.75	10-26-2022	485,000,000	1,927,250
India (INR)	7.80	4-11-2021	117,000,000	1,876,707
India (INR)	8.79	11-8-2021	600,000,000	9,935,987
Indonesia (IDR)	7.50	8-15-2032	100,095,000,000	7,800,173
Indonesia (IDR)	8.38	3-15-2024	22,900,000,000	1,876,578
Indonesia (IDR)	8.38	9-15-2026	45,000,000,000	3,747,456
Italy Buoni Poliennali del Tesoro (EUR)	2.20	6-1-2027	11,100,000	13,606,136
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	12,515,000	13,679,830
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,907,092
Malaysia (MYR)	3.90	11-30-2026	21,550,000	5,256,448
Malaysia (MYR)	3.96	9-15-2025	63,575,000	15,604,654
Malaysia (MYR)	4.50	4-15-2030	8,300,000	2,053,080
Mexico (MXN)	5.75	3-5-2026	57,500,000	2,585,007
Mexico (MXN)	7.75	11-13-2042	370,600,000	18,734,973
Mexico (MXN)	8.00	11-7-2047	32,000,000	1,660,436
Mexico (MXN)	10.00	12-5-2024	10,850,000	621,991
New Zealand (NZD)	4.50	4-15-2027	24,150,000	19,568,713
Norway (NOK) 144A	1.50	2-19-2026	8,000,000	974,276
Norway (NOK) 144A	1.75	2-17-2027	150,975,000	18,645,484

2

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Poland (PLN)	1.50%	4-25-2020	$69,000,000	$19,639,811
Poland (PLN)	2.50	7-25-2027	14,550,000	3,910,558
Province of Ontario (AUD)	6.25	9-29-2020	6,000,000	5,117,392
Queensland Treasury (AUD) 144A	3.25	7-21-2026	12,600,000	10,022,625
Republic of Korea (KRW)	2.13	6-10-2027	13,015,000,000	11,793,203
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,663,104
Republic of Peru (PEN)	6.35	8-12-2028	23,950,000	8,084,190
Republic of South Africa (ZAR)	7.25	1-15-2020	46,000,000	3,713,833
Republic of South Africa (ZAR)	7.75	2-28-2023	95,681,000	7,687,123
Republic of South Africa (ZAR)	8.75	2-28-2048	48,500,000	3,554,249
Republic of South Africa (ZAR)	10.50	12-21-2026	21,650,000	1,954,406
Romania (RON)	5.75	4-29-2020	14,000,000	3,797,809
Singapore (SGD)	2.88	9-1-2030	9,950,000	7,952,858
Singapore (SGD)	3.00	9-1-2024	14,440,000	11,514,644
State of New South Wales Australia (AUD)	5.00	8-20-2024	10,250,000	9,130,989
Thailand (THB)	3.85	12-12-2025	385,025,000	13,182,658
Turkey (TRY)	8.70	7-11-2018	3,500,000	901,200
Turkey (TRY)	9.40	7-8-2020	3,500,000	859,649
Turkey (TRY)	10.70	2-17-2021	4,000,000	1,005,936
Turkey (TRY)	11.00	2-24-2027	1,900,000	479,578
Total Foreign Government Bonds (Cost $326,972,397)				336,640,844

U.S. Treasury Securities : 6.21%
U.S. Treasury Bond	2.75	11-15-2047	5,950,000	5,953,064
U.S. Treasury Bond	3.00	11-15-2045	5,700,000	5,979,580
U.S. Treasury Note «	1.63	11-15-2020	19,950,000	19,833,760
Total U.S. Treasury Securities (Cost $31,536,615)				31,766,404

Yankee Corporate Bonds and Notes : 3.89%
Canada : 0.31%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing)	3.55	7-26-2027	1,600,000	1,598,045

Cayman Islands : 0.12%
UPCB Finance IV Limited (Financials, Diversified Financial Services)	5.38	1-15-2025	600,000	604,140

France : 0.38%
Danone SA (Consumer Staples, Food Products) 144A	2.95	11-2-2026	2,000,000	1,946,854

Ireland : 0.20%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services)	4.63	5-15-2023	1,000,000	1,020,000

Luxembourg : 0.30%
Actavis Funding SCS (Health Care, Pharmaceuticals)	3.45	3-15-2022	1,500,000	1,523,906

Netherlands : 1.18%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,844,616
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	1,950,000	2,093,450
Siemens Financieringsmat Company (Financials, Diversified Financial Services) 144A	2.35	10-15-2026	2,200,000	2,077,430
				6,015,496

Spain : 0.15%
Telefonica Emisiones SAU (Telecommunication Services, Diversified Telecommunication Services)	4.10	3-8-2027	750,000	774,757

Switzerland : 0.48%
Credit Suisse Group Funding Limited (Financials, Banks)	3.80	9-15-2022	2,400,000	2,475,370

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo International Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
United Kingdom : 0.77%
BP Capital Markets plc (Financials, Capital Markets)		3.22%	4-14-2024	$1,625,000	$1,664,678
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		6.25	2-15-2022	1,000,000	1,077,500
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles)		3.50	3-15-2020	1,200,000	1,214,496
					3,956,674

Total Yankee Corporate Bonds and Notes (Cost $19,555,980)					19,915,242

			Yield	Shares
Short-Term Investments : 15.00%
Investment Companies : 15.00%
Securities Lending Cash Investment LLC (l)(r)(u)			1.57	18,280,772	18,282,600
Wells Fargo Government Money Market Fund Select Class (l)(u)			1.19	58,410,424	58,410,424
Total Short-Term Investments (Cost $76,693,024)					76,693,024

Total investments in securities (Cost $504,549,439)	100.54%				514,170,126
Other assets and liabilities, net	(0.54)				(2,752,981)

Total net assets	100.00%				$511,417,145

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
@	Foreign bond principal is denominated in the local currency of the issuer.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	Republic of Korea won
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

4

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
9,761,346 USD	644,200,000 INR	State Street Bank	1-8-2018	$0	$(325,274)
9,087,057 USD	123,733,000,000 IDR	State Street Bank	1-10-2018	0	(27,713)
27,244,834 USD	36,850,000 SGD	State Street Bank	1-16-2018	0	(313,526)
22,200,000 SGD	16,298,303 USD	State Street Bank	1-16-2018	304,020	0
1,000,000 SGD	742,994 USD	State Street Bank	1-16-2018	4,858	0
1,800,000 SGD	1,338,907 USD	State Street Bank	1-16-2018	7,227	0
2,000,000 SGD	1,494,623 USD	State Street Bank	1-16-2018	1,082	0
5,150,000 PLN	1,430,595 USD	State Street Bank	1-18-2018	48,902	0
1,329,115 USD	18,000,000 ZAR	State Street Bank	1-18-2018	0	(122,387)
1,619,275 USD	23,250,000 ZAR	State Street Bank	1-18-2018	0	(255,581)
36,000,000 THB	1,088,600 USD	State Street Bank	1-19-2018	16,518	0
26,000,000 EUR	30,850,976 USD	State Street Bank	1-24-2018	383,009	0
9,623,676 USD	31,250,000 PEN	State Street Bank	1-29-2018	0	(3,307)
5,600,000 PEN	1,726,264 USD	State Street Bank	1-29-2018	0	(1,109)
14,993,297 USD	212,500,000 ZAR	State Street Bank	2-6-2018	0	(2,093,583)
42,750,000 ZAR	3,342,832 USD	State Street Bank	2-6-2018	94,646	0
25,000,000 ZAR	2,021,950 USD	State Street Bank	2-6-2018	0	(11,728)
13,130,834 USD	18,950,000 NZD	State Street Bank	2-14-2018	0	(291,954)
13,007,229 USD	19,000,000 NZD	State Street Bank	2-14-2018	0	(450,976)
3,250,000 NZD	2,265,055 USD	State Street Bank	2-14-2018	37,006	0
2,450,000 NZD	1,713,493 USD	State Street Bank	2-14-2018	21,907	0
4,600,000 NZD	3,255,167 USD	State Street Bank	2-14-2018	3,135	0
7,815,000,000 JPY	69,277,493 USD	State Street Bank	2-15-2018	220,084	0
8,840,435 USD	1,000,000,000 JPY	State Street Bank	2-15-2018	0	(52,409)
7,963,228 USD	900,000,000 JPY	State Street Bank	2-15-2018	0	(40,332)
5,142,555 USD	170,000,000 THB	State Street Bank	2-16-2018	0	(79,872)
5,135,000,000 JPY	45,986,132 USD	State Street Bank	2-20-2018	0	(310,301)
21,429,277 USD	28,400,000 AUD	State Street Bank	2-21-2018	0	(728,777)
5,100,000 AUD	3,910,257 USD	State Street Bank	2-21-2018	68,830	0
1,000,000 AUD	766,397 USD	State Street Bank	2-21-2018	13,816	0
2,600,000 AUD	2,023,247 USD	State Street Bank	2-21-2018	5,307	0
26,882,469 USD	96,500,000 PLN	State Street Bank	2-22-2018	0	(841,370)
13,634,467 USD	3,595,000,000 HUF	State Street Bank	2-22-2018	0	(281,462)
2,845,000,000 HUF	10,708,371 USD	State Street Bank	2-22-2018	304,374	0
750,000,000 HUF	2,824,114 USD	State Street Bank	2-22-2018	79,070	0
11,500,000 PLN	3,238,707 USD	State Street Bank	2-22-2018	65,170	0
6,000,000 PLN	1,696,641 USD	State Street Bank	2-22-2018	27,121	0
10,000,000 PLN	2,857,061 USD	State Street Bank	2-22-2018	15,875	0
12,500,000 EUR	14,746,675 USD	State Street Bank	2-26-2018	298,121	0
1,109,254 USD	3,650,000 BRL	State Street Bank	2-26-2018	15,400	0
13,797,295 USD	45,400,000 BRL	State Street Bank	2-26-2018	191,547	0
12,250,000 EUR	14,532,763 USD	State Street Bank	2-26-2018	211,137	0
18,650,000 GBP	25,030,221 USD	State Street Bank	3-13-2018	206,582	0
3,220,366 USD	2,400,000 GBP	State Street Bank	3-13-2018	0	(27,266)
52,000,000 EUR	61,927,008 USD	State Street Bank	3-19-2018	745,784	0
8,575,337 USD	7,200,000 EUR	State Street Bank	3-19-2018	0	(102,434)
6,983,379 USD	5,850,000 EUR	State Street Bank	3-19-2018	0	(67,310)
17,181,761 EUR	405,500,000 MXN	State Street Bank	3-28-2018	314,478	0
17,181,761 EUR	405,500,000 MXN	State Street Bank	3-28-2018	91,666	0
46,000,000 MXN	2,298,839 USD	State Street Bank	3-28-2018	5,712	0

				$3,802,384	$(6,428,671)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	42,739,126	24,458,354	18,280,772	$18,282,600
Wells Fargo Government Money Market Fund Select Class	11,375,401	113,948,584	66,913,561	58,410,424	58,410,424

					$76,693,024	15.00%

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$23,387,095	$0	$23,387,095
Foreign corporate bonds and notes	0	25,767,517	0	25,767,517
Foreign government bonds	0	336,640,844	0	336,640,844
U.S. Treasury securities	31,766,404	0	0	31,766,404
Yankee corporate bonds and notes	0	19,915,242	0	19,915,242
Short-term investments
Investment companies	58,410,424	0	0	58,410,424
Investments measured at net asset value*				18,282,600

	90,176,828	405,710,698	0	514,170,126
Forward foreign currency contracts	3,802,384	0	0	3,802,384

Total assets	$93,979,212	$405,710,698	$0	$517,972,510

Liabilities
Forward foreign currency contracts	$6,428,671	$0	$0	$6,428,671

Total liabilities	$6,428,671	$0	$0	$6,428,671

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $18,282,600 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 10.11%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$304,306
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	402,828
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	125,000	125,146
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	629,404
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	398,000
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	497,500	516,550
Conn Funding II LP Series 2017-A Class A 144A	2.73	7-15-2019	66,237	66,282
Dell Equipment Finance Trust Series 2017-2 Class D 144A	3.27	10-23-2023	400,000	397,830
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	700,000	695,264
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	290,606
SoFi Consumer Loan Program Trust Series 2016-3A 144A	3.05	12-26-2025	337,704	339,433
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	268,852	268,541
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	296,591
Store Master Funding LLC Series 2014-1A ClassA2 144A	5.00	4-20-2044	98,208	102,397
Total Asset-Backed Securities (Cost $4,846,501)				4,833,178

Corporate Bonds and Notes : 22.65%
Consumer Discretionary : 5.13%
Auto Components : 0.11%
Allison Transmission Incorporated 144A	5.00	10-1-2024	50,000	51,563

Automobiles : 0.37%
Ford Motor Company	7.45	7-16-2031	135,000	176,414

Distributors : 0.21%
LKQ Corporation	4.75	5-15-2023	100,000	102,250

Media : 3.24%
Altice US Finance I Corporation 144A	5.50	5-15-2026	125,000	127,344
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	35,700
CCO Holdings LLC	5.25	9-30-2022	50,000	51,250
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	154,548
Charter Communications Operating LLC	4.91	7-23-2025	200,000	212,589
Cox Communications Incorporated 144A	3.50	8-15-2027	200,000	197,212
Discovery Communications LLC	3.80	3-13-2024	100,000	101,424
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	49,875
Gray Television Incorporated 144A	5.88	7-15-2026	50,000	51,250
National CineMedia LLC	6.00	4-15-2022	75,000	75,938
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	50,000	51,750
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	77,156
Salem Media Group Incorporated 144A	6.75	6-1-2024	100,000	99,500
Time Warner Cable Incorporated	3.80	2-15-2027	265,000	264,675
				1,550,211

Multiline Retail : 0.40%
Nordstrom Incorporated	5.00	1-15-2044	200,000	192,661

Specialty Retail : 0.69%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	78,090
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	51,500
Lithia Motors Incorporated 144A	5.25	8-1-2025	75,000	78,188
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,563
Sonic Automotive Incorporated	5.00	5-15-2023	75,000	72,375
				331,716

Textiles, Apparel & Luxury Goods : 0.11%
Wolverine World Wide Company 144A	5.00	9-1-2026	50,000	49,875

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 3.87%
Energy Equipment & Services : 0.98%
Era Group Incorporated	7.75%	12-15-2022	$40,000	$38,800
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	76,688
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	18,625
NGPL PipeCo LLC 144A	7.77	12-15-2037	175,000	215,688
PHI Incorporated	5.25	3-15-2019	120,000	119,544
				469,345

Oil, Gas & Consumable Fuels : 2.89%
Cheniere Energy Incorporated 144A	5.25	10-1-2025	100,000	101,750
Exterran Partners LP	6.00	4-1-2021	50,000	50,000
Murphy Oil Corporation	5.75	8-15-2025	5,000	5,113
Phillips 66	4.88	11-15-2044	250,000	286,098
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	200,000	225,000
Rose Rock Midstream LP	5.63	11-15-2023	100,000	97,500
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	107,197
SemGroup Corporation 144A	7.25	3-15-2026	25,000	25,563
Sunoco Logistics Partner LP	5.40	10-1-2047	250,000	252,212
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	175,000	179,594
Ultra Resources Incorporated 144A	6.88	4-15-2022	25,000	25,063
Ultra Resources Incorporated 144A	7.13	4-15-2025	25,000	24,938
				1,380,028

Financials : 5.92%
Banks : 1.40%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	299,450
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	107,505
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	264,375
				671,330

Capital Markets : 0.79%
Blackstone Holdings Finance Company LLC 144A	3.15	10-2-2027	100,000	98,303
Goldman Sachs Group Incorporated	4.25	10-21-2025	265,000	276,892
				375,195

Consumer Finance : 0.47%
Arch Capital Finance LLC	4.01	12-15-2026	125,000	130,105
FirstCash Incorporated 144A	5.38	6-1-2024	25,000	26,063
Springleaf Finance Corporation	5.63	3-15-2023	25,000	25,055
Springleaf Finance Corporation	8.25	10-1-2023	40,000	44,700
				225,923

Diversified Financial Services : 1.11%
Brookfield Finance LLC	4.00	4-1-2024	200,000	207,003
LPL Holdings Incorporated 144A	5.75	9-15-2025	175,000	178,063
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	121,107
Vantiv LLC 144A	4.38	11-15-2025	25,000	25,317
				531,490

Insurance : 2.15%
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	219,371
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	30,000	30,038
Hub International Limited 144A	7.88	10-1-2021	100,000	104,125
Lincoln National Corporation	7.00	6-15-2040	105,000	144,632
MetLife Incorporated	6.40	12-15-2066	200,000	230,062

2

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Protective Life Corporation	8.45%	10-15-2039	$200,000	$300,483
				1,028,711

Health Care : 0.90%
Biotechnology : 0.21%
Celgene Corporation	3.45	11-15-2027	100,000	99,895

Health Care Equipment & Supplies : 0.05%
Hologic Incorporated 144A	4.38	10-15-2025	25,000	25,375

Health Care Providers & Services : 0.53%
Highmark Incorporated 144A	6.13	5-15-2041	100,000	114,705
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	25,000	26,625
Vizient Incorporated 144A	10.38	3-1-2024	100,000	112,500
				253,830

Health Care Technology : 0.11%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	50,000	51,500

Industrials : 0.79%
Commercial Services & Supplies : 0.79%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	100,000	102,250
Covanta Holding Corporation	5.88	3-1-2024	120,000	121,800
KAR Auction Services Incorporated 144A	5.13	6-1-2025	150,000	153,750
				377,800

Information Technology : 2.41%
Electronic Equipment, Instruments & Components : 0.21%
Arrow Electronics Incorporated	3.50	4-1-2022	100,000	101,328

Internet Software & Services : 0.17%
Zayo Group LLC	6.38	5-15-2025	75,000	79,313

IT Services : 0.46%
Cardtronics Incorporated	5.13	8-1-2022	150,000	142,500
Gartner Incorporated 144A	5.13	4-1-2025	75,000	78,375
				220,875

Semiconductors & Semiconductor Equipment : 0.50%
Broadcom Corporation 144A	3.13	1-15-2025	250,000	238,934

Software : 0.53%
Citrix Systems Incorporated	4.50	12-1-2027	250,000	253,652

Technology Hardware, Storage & Peripherals : 0.54%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	75,000	96,573
NCR Corporation	5.88	12-15-2021	160,000	164,000
				260,573

Materials : 0.12%
Containers & Packaging : 0.12%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	50,000	55,875

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.22%
Equity REITs : 0.22%
The Geo Group Incorporated	5.88%	10-15-2024	$100,000	$102,750

Telecommunication Services : 1.63%
Diversified Telecommunication Services : 0.98%
AT&T Incorporated	5.25	3-1-2037	135,000	142,684
GCI Incorporated	6.75	6-1-2021	90,000	91,575
Verizon Communications Incorporated	5.50	3-16-2047	205,000	233,380
				467,639

Wireless Telecommunication Services : 0.65%
CC Holdings GS V LLC	3.85	4-15-2023	100,000	103,154
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	160,500
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	21,400
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,188
				311,242

Utilities : 1.66%
Electric Utilities : 0.84%
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	399,995

Independent Power & Renewable Electricity Producers : 0.53%
NSG Holdings LLC 144A	7.75	12-15-2025	90,201	98,996
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	150,000	157,500
				256,496

Multi-Utilities : 0.29%
Puget Energy Incorporated	5.63	7-15-2022	125,000	138,038

Total Corporate Bonds and Notes (Cost $10,500,799)				10,831,822

			Shares
Exchange-Traded Funds : 1.09%
iShares iBoxx $ High Yield Corporate Bond ETF			1,846	161,082
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF			2,063	250,778
iShares JPMorgan USD Emerging Markets Bond ETF			950	110,295
Total Exchange-Traded Funds (Cost $522,470)				522,155

			Principal
Foreign Corporate Bonds and Notes @: 2.56%
Consumer Staples : 0.77%
Food Products : 0.77%
Kraft Heinz Foods Company (EUR)	2.25	5-25-2028	$300,000	368,447

Energy : 0.28%
Oil, Gas & Consumable Fuels : 0.28%
TOTAL SA (5 Year Euro Swap Rate +3.78%) ± (EUR)	3.88	12-29-2049	100,000	134,383

Financials : 1.26%
Banks : 1.26%
ATF Netherlands BV (EUR)	1.50	7-15-2024	100,000	121,279

4

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
International Finance Corporation (INR)	7.80%	6-3-2019	$29,900,000	$481,029
				602,308

Health Care : 0.25%
Life Sciences Tools & Services : 0.25%
Thermo Fisher Scientific (EUR)	1.40	1-23-2026	100,000	120,201

Total Foreign Corporate Bonds and Notes (Cost $1,174,701)				1,225,339

Foreign Government Bonds @: 8.12%
Brazil (BRL)	10.00	1-1-2021	640,000	198,724
Brazil (BRL)	10.00	1-1-2027	865,000	257,172
Colombia (COP)	7.00	9-11-2019	1,400,000,000	485,435
Indonesia (IDR)	7.88	4-15-2019	6,175,000,000	469,163
Malaysia (MYR)	3.88	3-10-2022	2,055,000	514,466
Mexico (MXN)	6.50	6-9-2022	8,760,000	426,454
Poland (PLN)	2.50	7-25-2027	1,905,000	512,001
Republic of Peru (PEN)	5.70	8-12-2024	1,515,000	503,921
Republic of South Africa (ZAR)	6.75	3-31-2021	6,500,000	513,170
Total Foreign Government Bonds (Cost $3,903,882)				3,880,506

Loans : 9.39%
Consumer Discretionary : 2.45%
Auto Components : 0.18%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.57	9-23-2022	83,972	84,555

Distributors : 0.64%
Spin Holdco Incorporated (3 Month LIBOR +3.75%) ±	5.15	11-14-2022	304,832	306,966

Hotels, Restaurants & Leisure : 0.86%
Belmond Interfin Limited (1 Month LIBOR +2.75%) ±	4.32	7-3-2024	99,500	99,542
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.32	8-8-2021	211,348	211,982
La Quinta Intermediate Holdings LLC (3 Month LIBOR +2.75%) ±	4.11	4-14-2021	98,485	98,752
				410,276

Household Products : 0.15%
Anchor Glass Container Corporation (1 Month LIBOR +2.75%) ±	4.23	12-7-2023	74,252	74,221

Media : 0.62%
A-L Parent LLC (1 Month LIBOR +3.25%) ±	4.82	12-1-2023	148,500	149,428
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.82	7-28-2025	148,503	147,791
				297,219

Energy : 0.59%
Energy Equipment & Services : 0.22%
Panda Hummel Station (1 Month LIBOR +6.00%) ±‡	7.60	10-27-2022	112,613	105,856

Oil, Gas & Consumable Fuels : 0.37%
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±	4.41	4-12-2024	50,000	49,888
Veresen Midstream LP (3 Month LIBOR +3.00%) ±	4.69	3-31-2022	123,101	123,932
				173,820

5

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 0.70%
Diversified Financial Services : 0.28%
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.81%	9-23-2024	$134,301	$134,748

Insurance : 0.42%
Alliant Holdings I LLC (1 Month LIBOR +3.25%) ±	4.80	8-12-2022	197,973	198,725

Health Care : 1.35%
Health Care Equipment & Supplies : 0.52%
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	4.94	2-2-2024	248,750	247,444

Health Care Providers & Services : 0.18%
Community Health Systems Incorporated (3 Month LIBOR +3.00%) ±	4.48	1-27-2021	41,847	39,880
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±‡	4.32	2-6-2024	49,376	48,049
				87,929

Health Care Technology : 0.52%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.32	3-1-2024	248,125	248,467

Pharmaceuticals : 0.13%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.50%) ±	4.94	4-1-2022	60,389	61,205

Industrials : 0.62%
Aerospace & Defense : 0.21%
TransDigm Incorporated (3 Month LIBOR +2.75%) ±	4.36	6-9-2023	98,478	98,587

Commercial Services & Supplies : 0.39%
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.00	3-11-2021	87,630	88,031
Sedgwick Claims Management Services Incorporated (1 Month LIBOR +2.75%) ±	4.32	3-1-2021	98,466	98,373
				186,404

Transportation Infrastructure : 0.02%
OSG Bulk Ships Incorporated (3 Month LIBOR +4.25%) ±‡	5.65	8-5-2019	11,865	11,420

Information Technology : 1.64%
Electronic Equipment, Instruments & Components : 0.76%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.57	9-7-2023	364,465	364,177

Internet Software & Services : 0.21%
Applied Systems Incorporated (3 Month LIBOR +3.25%) ±	4.94	9-19-2024	99,750	100,720

IT Services : 0.67%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.80	7-8-2022	320,667	320,843

Materials : 0.49%
Containers & Packaging : 0.49%
Berry Plastics Corporation (1 Month LIBOR +2.25%) ±	3.77	10-1-2022	82,454	82,743
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.32	2-5-2023	148,129	148,743
				231,486

Real Estate : 0.57%
Equity REITs : 0.41%
The Geo Group Incorporated (3 Month LIBOR +2.25%) ±	3.95	3-22-2024	198,500	198,583

6

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 0.16%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.07%	3-24-2024	$75,168	$75,337

Telecommunication Services : 0.98%
Diversified Telecommunication Services : 0.70%
Intelsat Jackson Holdings SA (3 Month LIBOR +3.75%) ±	5.21	11-27-2023	240,332	235,095
Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	3.70	2-22-2024	101,410	101,410
				336,505

Wireless Telecommunication Services : 0.28%
Syniverse Holdings Incorporated (1 Month LIBOR +3.00%) ±	4.57	4-23-2019	136,570	134,067

Total Loans (Cost $4,506,496)				4,489,560

Municipal Obligations : 3.47%
Illinois : 1.13%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	180,000	186,680
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	100,000	135,589
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series 2012-B (Tax Revenue) ¤	0.00	12-15-2051	85,000	16,895
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	200,000	199,668
				538,832

Maryland : 0.21%
Maryland Health & HEFAR Green Street Academy Series B (Education Revenue) 144A	6.75	7-1-2023	100,000	98,952

New Jersey : 1.05%
New Jersey EDA Motor Vehicle Surcharge Refunding Subordinate Series B (Tax Revenue)	3.52	7-1-2020	500,000	503,505

New York : 0.21%
Oyster Bay NY (GO Revenue)	3.25	2-1-2018	100,000	100,011

Pennsylvania : 0.38%
Philadelphia PA IDA Pension Funding Series B (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2021	95,000	84,790
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B (Health Revenue)	3.80	7-1-2021	100,000	99,438
				184,228

Texas : 0.49%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	235,715

Total Municipal Obligations (Cost $1,644,162)				1,661,243

Non-Agency Mortgage-Backed Securities : 10.48%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	425,789	445,683
ALM Loan Funding Series 2015-16A Class A2R (3 Month LIBOR +1.60%) 144A±	2.96	7-15-2027	410,000	412,804
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.47	6-5-2030	150,000	145,491
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	394,940
Chicago Skyscraper Trust Series 2017-SKY Class C (1 Month LIBOR +1.25%) 144A±	2.73	2-15-2030	436,000	437,089
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	191,097	191,836

7

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Citi Held For Asset Issuance Trust Series 2016-PM1 Class B 144A	7.67%	4-15-2025	$200,000	$204,378
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.49	11-25-2023	400,000	399,071
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±±	4.53	9-10-2047	325,000	269,233
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±±	4.66	4-15-2047	493,000	441,462
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	500,000	511,868
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	159,588	162,176
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	96,108	97,179
Wind River CLO Limited Series 2014-1A Class B2R (3 Month LIBOR +1.55%) 144A±	2.90	4-18-2026	900,000	900,358
Total Non-Agency Mortgage-Backed Securities (Cost $4,985,597)				5,013,568

		Expiration date	Shares
Rights : 0.01%
Utilities : 0.01%
Independent Power & Renewable Electricity Producers : 0.01%
Vistra Energy Corporation †		12-31-2046	6,516	4,073

Total Rights (Cost $7,168)				4,073

		Maturity date	Principal
U.S. Treasury Securities : 7.00%
U.S. Treasury Note	1.25	8-31-2019	$3,100,000	3,068,112
U.S. Treasury Note	1.63	2-15-2026	130,000	122,734
U.S. Treasury Note	2.25	11-15-2027	160,000	157,693
Total U.S. Treasury Securities (Cost $3,380,696)				3,348,539

Yankee Corporate Bonds and Notes : 8.39%
Energy : 0.91%
Oil, Gas & Consumable Fuels : 0.91%
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	261,563
Teekay Corporation	8.50	1-15-2020	75,000	76,313
Woodside Finance Limited 144A	3.70	3-15-2028	100,000	99,282
				437,158

Financials : 6.01%
Banks : 3.90%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	212,300
Banco de Costa Rica 144A	5.25	8-12-2018	250,000	250,313
Banistmo SA 144A	3.65	9-19-2022	100,000	98,750
BPCE SA 144A	5.15	7-21-2024	305,000	330,645
Credit Agricole SA (5 Year USD Swap Rate +6.19%) 144A±	8.13	12-29-2049	265,000	317,791
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	135,000	142,187
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	250,000	247,573
UBS Group Funding Limited 144A	4.13	9-24-2025	250,000	262,300
				1,861,859

Capital Markets : 0.55%
Credit Suisse Group AG 144A	3.57	1-9-2023	260,000	264,315

Insurance : 1.04%
Qatar Reinsurance Company Limited (5 Year USD Swap Rate +2.79%) ±	4.95	12-31-2099	200,000	200,274

8

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Validus Holdings Limited	8.88%	1-26-2040	$200,000	$295,492
				495,766

Thrifts & Mortgage Finance : 0.52%
Nationwide Building Society (USD ICE Swap Rate +1.85%) 144A±	4.13	10-18-2032	250,000	250,011

Health Care : 0.76%
Pharmaceuticals : 0.76%
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	380,000	289,131
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	25,000	22,875
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	25,000	22,875
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	25,000	26,750
				361,631

Industrials : 0.49%
Commercial Services & Supplies : 0.27%
GFL Environmental Incorporated 144A	5.63	5-1-2022	25,000	25,938
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	100,000	103,250
				129,188

Professional Services : 0.22%
IHS Markit Limited 144A	4.75	2-15-2025	100,000	105,500

Materials : 0.05%
Containers & Packaging : 0.05%
OI European Group BV 144A	4.00	3-15-2023	25,000	25,034

Telecommunication Services : 0.17%
Diversified Telecommunication Services : 0.17%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	81,750

Total Yankee Corporate Bonds and Notes (Cost $3,896,523)				4,012,212

Yankee Government Bonds : 7.61%
Banque Centrale de Tunisie SA	5.75	1-30-2025	200,000	199,362
Bermuda 144A	3.72	1-25-2027	250,000	252,813
Federal Democratic Republic of Ethiopia	6.63	12-11-2024	200,000	209,500
Province of Cordoba 144A	7.13	8-1-2027	400,000	424,000
Province of Santa Fe	7.00	3-23-2023	200,000	216,276
Republic of Ghana	9.25	9-15-2022	400,000	453,120
Republic of Guatemala	4.38	6-5-2027	250,000	249,375
Republic of Honduras	6.25	1-19-2027	200,000	213,420
Republic of Hungary	5.38	3-25-2024	250,000	282,805
Republic of Kazakhstan	5.13	7-21-2025	250,000	278,370
Republic of Sri Lanka	5.75	1-18-2022	400,000	417,817
Socialist Republic of Vietnam	4.80	11-19-2024	200,000	213,311
The Dominican Republic	6.88	1-29-2026	200,000	228,052
Total Yankee Government Bonds (Cost $3,501,614)				3,638,221

	Yield		Shares
Investment Companies : 7.27%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.19		3,477,131	3,477,131

9

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name		Yield	Maturity date	Principal	Value
Short-Term Investments : 7.71%
U.S. Treasury Securities : 0.44%
Treasury Bill (z)#		1.29%	3-15-2018	$210,000	$209,456

Total Short-Term Investments (Cost $3,686,577)					3,686,587

Total investments in securities (Cost $46,557,186)	98.59%				47,147,003
Other assets and liabilities, net	1.41				673,531

Total net assets	100.00%				$47,820,534

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@	Foreign bond principal is denominated in the local currency of the issuer.

‡	Security is valued using significant unobservable inputs.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

Ambac	Ambac Financial Group Incorporated

BRL	Brazilian real

CAB	Capital appreciation bond

CLO	Collateralized loan obligation

COP	Colombian peso

EDA	Economic Development Authority

ETF	Exchange-traded fund

EUR	Euro

GO	General obligation

HEFAR	Higher education facilities authority revenue

ICE	Intercontinental Exchange

IDA	Industrial Development Authority

IDR	Indonesian rupiah

INR	Indian rupee

JPY	Japanese yen

LIBOR	London Interbank Offered Rate

LLC	Limited liability company

LP	Limited partnership

MXN	Mexican peso

MYR	Malaysian ringgit

PEN	Peruvian sol

plc	Public limited company

PLN	Polish zloty

REIT	Real estate investment trust

USD	U.S. Dollar

ZAR	South African rand

10

Credit Default Swaps

Sell protection

Reference entity	Fixed rate received	Payment frequency	Counterparty°°	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit CDX Emerging Markets Index	1.00%	Quarterly	JPMorgan	12-20-2022	$921,500	$(7,989)	$(32,040)	$24,051	$0
Markit CDX North America Investment Grade Index	1.00	Quarterly	JPMorgan	12-20-2022	650,000	15,724	13,966	1,758	0
Markit CDX North America High Yield Index	5.00	Quarterly	JPMorgan	12-20-2022	475,000	40,198	37,352	2,846	0
Markit iTraxx Europe Index	1.00	Quarterly	Credit Suisse	12-20-2022	1,875,000	61,814	52,837	8,977	0
Markit iTraxx Europe Crossover Index	5.00	Quarterly	JPMorgan	12-20-2022	250,000	37,091	34,872	2,219	0

							$106,987	$39,851	$0

°°	Exchange traded or centrally cleared transaction with counterparty

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
Euro-Bond Futures	(2)	3-8-2018	$(318,271)	$(315,824)	$2,447	$0
Long Term Bonds	(2)	3-20-2018	(305,397)	(306,000)	0	(603)
Ultra U.S. Treasury Bonds	(7)	3-20-2018	(1,163,445)	(1,173,593)	0	(10,148)
10-Year Ultra U.S. Treasury Notes	(32)	3-20-2018	(4,279,446)	(4,274,000)	5,446	0
10-Year U.S. Treasury Notes	(35)	3-20-2018	(4,359,414)	(4,341,641)	17,773	0
5-Year U.S. Treasury Notes	(45)	3-29-2018	(5,247,507)	(5,227,383)	20,124	0
2-Year U.S. Treasury Notes	(29)	3-29-2018	(6,221,360)	(6,209,172)	12,188	0

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
464,733 USD	6,350,000 ZAR	State Street	1-16-2018	$0	$(47,479)
1,661,440 USD	184,275,000 JPY	State Street	1-31-2018	23,902	0
475,612 USD	1,565,000 BRL	State Street	2-26-2018	6,603	0
760,512 USD	640,000 EUR	Citibank	3-29-2018	0	(11,384)

				$30,505	$(58,863)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,686,555	12,207,840	13,417,264	3,477,131	$3,477,131	7.27%

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses.    In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$4,833,178	$0	$4,833,178
Corporate bonds and notes	0	10,831,822	0	10,831,822
Exchange-traded funds	522,155	0	0	522,155
Foreign corporate bonds and notes	0	1,225,339	0	1,225,339
Foreign government bonds	0	3,880,506	0	3,880,506
Loans	0	4,324,235	165,325	4,489,560
Municipal obligations	0	1,661,243	0	1,661,243
Non-agency mortgage-backed securities	0	5,013,568	0	5,013,568
Rights
Utilities	0	4,073	0	4,073
U.S. Treasury securities	3,348,539	0	0	3,348,539
Yankee corporate bonds and notes	0	4,012,212	0	4,012,212
Yankee government bonds	0	3,638,221	0	3,638,221
Short-term investments
Investment companies	3,477,131	0	0	3,477,131
U.S. Treasury securities	209,456	0	0	209,456

	7,557,281	39,424,397	165,325	47,147,003
Credit default swap contracts	0	178,878	0	178,878
Forward foreign currency contracts	0	30,505	0	30,505
Futures contracts	11	0	0	11

Total assets	$7,557,292	$39,633,780	$165,325	$47,356,397

Liabilities
Credit default swap contracts	$0	$32,040	$0	$32,040
Forward foreign currency contracts	0	58,863	0	58,863
Futures contracts	25,766	0	0	25,766

Total liabilities	$25,766	$90,903	$0	$116,669

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from to the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 94.70%
Consumer Discretionary : 17.66%
Auto Components : 1.70%
Tenneco Incorporated	71,100	$4,162,194

Hotels, Restaurants & Leisure : 0.89%
Brinker International Incorporated	55,700	2,163,387

Household Durables : 5.49%
Helen of Troy Limited †	71,300	6,869,755
Whirlpool Corporation	38,800	6,543,232
		13,412,987

Media : 2.77%
Omnicom Group Incorporated	92,900	6,765,907

Specialty Retail : 1.06%
Penske Auto Group Incorporated	54,400	2,603,040

Textiles, Apparel & Luxury Goods : 5.75%
Gildan Activewear Incorporated	270,272	8,729,786
HanesBrands Incorporated «	255,200	5,336,232
		14,066,018

Consumer Staples : 1.36%
Food & Staples Retailing : 1.36%
United Natural Foods Incorporated †	67,300	3,315,871

Energy : 1.34%
Oil, Gas & Consumable Fuels : 1.34%
World Fuel Services Corporation	116,800	3,286,752

Financials : 23.73%
Banks : 5.21%
Commerce Bancshares Incorporated	66,201	3,696,672
SVB Financial Group †	5,600	1,309,112
TCF Financial Corporation	377,000	7,728,500
		12,734,284

Capital Markets : 2.19%
State Street Corporation	55,000	5,368,550

Consumer Finance : 7.76%
First Cash Financial Services Incorporated	134,400	9,065,280
PRA Group Incorporated †	155,700	5,169,240
Synchrony Financial	122,500	4,729,725
		18,964,245

Insurance : 8.57%
FNF Group	127,200	4,991,328
Markel Corporation †	3,500	3,986,955
RenaissanceRe Holdings Limited	57,800	7,259,102
The Progressive Corporation	61,400	3,458,048
Torchmark Corporation	13,800	1,251,798
		20,947,231

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Health Care : 10.62%
Health Care Providers & Services : 6.36%
Cardinal Health Incorporated	85,000	$5,207,950
Laboratory Corporation of America Holdings †	32,500	5,184,075
MEDNAX Incorporated †	96,500	5,156,960
		15,548,985

Life Sciences Tools & Services : 2.91%
INC Research Holdings Incorporated Class A †	162,900	7,102,440

Pharmaceuticals : 1.35%
Perrigo Company plc	38,000	3,312,080

Industrials : 18.04%
Building Products : 2.12%
Quanex Building Products Corporation	221,931	5,193,185

Commercial Services & Supplies : 3.60%
Steelcase Incorporated Class A	324,919	4,938,769
Tetra Tech Incorporated	80,370	3,869,816
		8,808,585

Electrical Equipment : 3.32%
AMETEK Incorporated	49,700	3,601,759
Eaton Corporation plc	57,000	4,503,570
		8,105,329

Machinery : 5.88%
Donaldson Company Incorporated	73,200	3,583,140
Snap-on Incorporated	33,600	5,856,480
Woodward Governor Company	64,600	4,944,484
		14,384,104

Trading Companies & Distributors : 3.12%
AerCap Holdings NV †	144,900	7,623,189

Information Technology : 9.21%
Electronic Equipment, Instruments & Components : 3.89%
Arrow Electronics Incorporated †	72,000	5,789,520
TE Connectivity Limited	39,100	3,716,064
		9,505,584

IT Services : 4.26%
Alliance Data Systems Corporation	14,000	3,548,720
Genpact Limited	215,900	6,852,666
		10,401,386

Semiconductors & Semiconductor Equipment : 1.06%
Analog Devices Incorporated	29,204	2,600,032

Materials : 11.26%
Chemicals : 1.23%
Axalta Coating Systems Limited †	93,200	3,015,952

Containers & Packaging : 4.22%
Ball Corporation	136,700	5,174,095

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name			Shares	Value
Containers & Packaging (continued)
Crown Holdings Incorporated †			91,200	$5,130,000
				10,304,095

Metals & Mining : 2.38%
Reliance Steel & Aluminum Company			67,800	5,816,562

Paper & Forest Products : 3.43%
Schweitzer-Mauduit International Incorporated			184,900	8,387,064

Real Estate : 1.48%
Real Estate Management & Development : 1.48%
CBRE Group Incorporated Class A †			83,500	3,616,385

Total Common Stocks (Cost $180,485,405)				231,515,423

		Yield
Short-Term Investments : 6.93%
Investment Companies : 6.93%
Securities Lending Cash Investment LLC (l)(u)(r)		1.49%	4,182,417	4,182,835
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	12,761,861	12,761,861
Total Short-Term Investments (Cost $16,944,457)				16,944,696

Total investments in securities (Cost $197,429,862)	101.63%			248,460,119
Other assets and liabilities, net	(1.63)			(3,974,282)

Total net assets	100.00%			$244,485,837

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

Abbreviations:

LLC                 Limited liability company

plc                  Public limited company

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	9,592,251	26,881,920	32,291,754	4,182,417	$4,182,835
Wells Fargo Government Money Market Fund Select Class	13,092,556	36,068,020	36,398,715	12,761,861	12,761,861

					$16,944,696	6.93%

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$43,173,533	$0	$0	$43,173,533
Consumer staples	3,315,871	0	0	3,315,871
Energy	3,286,752	0	0	3,286,752
Financials	58,014,310	0	0	58,014,310
Health care	25,963,505	0	0	25,963,505
Industrials	44,114,392	0	0	44,114,392
Information technology	22,507,002	0	0	22,507,002
Materials	27,523,673	0	0	27,523,673
Real estate	3,616,385	0	0	3,616,385
Short-term investments
Investment companies	12,761,861	0	0	12,761,861
Investments measured at net asset value*				4,182,835

Total assets	$244,277,284	$0	$0	$248,460,119

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,182,835 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.13%
Consumer Discretionary : 8.38%
Auto Components : 1.85%
Dana Incorporated	691,801	$22,144,550

Diversified Consumer Services : 0.94%
Houghton Mifflin Harcourt Company †	1,212,937	11,280,314

Hotels, Restaurants & Leisure : 1.18%
Jack in the Box Incorporated	143,302	14,059,359

Household Durables : 1.55%
Mohawk Industries Incorporated †	66,974	18,478,127

Media : 1.16%
Interpublic Group of Companies Incorporated	685,831	13,826,353

Specialty Retail : 1.70%
Tractor Supply Company	272,243	20,350,164

Consumer Staples : 1.15%
Household Products : 1.15%
Church & Dwight Company Incorporated	273,473	13,720,140

Energy : 6.77%
Oil, Gas & Consumable Fuels : 6.77%
Cimarex Energy Company	132,640	16,183,406
Parsley Energy Incorporated Class A †	415,432	12,230,318
RSP Permian Incorporated †	457,130	18,596,048
Targa Resources Corporation	331,141	16,033,847
WPX Energy Incorporated †	1,272,046	17,897,687
		80,941,306

Financials : 19.66%
Banks : 6.58%
Bank of the Ozarks Incorporated	123,084	5,963,420
First Horizon National Corporation	739,467	14,781,945
MB Financial Incorporated	410,380	18,270,118
PacWest Bancorp	373,018	18,800,107
Sterling BanCorp	847,323	20,844,146
		78,659,736

Capital Markets : 4.82%
E*TRADE Financial Corporation †	623,842	30,923,848
Raymond James Financial Incorporated	297,951	26,607,024
		57,530,872

Insurance : 8.26%
Arch Capital Group Limited †	137,884	12,515,731
CNO Financial Group Incorporated	972,200	24,003,618
Reinsurance Group of America Incorporated	104,484	16,292,190
RenaissanceRe Holdings Limited	108,039	13,568,618
The Progressive Corporation	237,982	13,403,146
Willis Towers Watson plc	125,408	18,897,732
		98,681,035

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Health Care : 15.20%
Biotechnology : 2.49%
Alkermes plc «†	247,496	$13,545,456
BioMarin Pharmaceutical Incorporated †	98,761	8,806,518
Neurocrine Biosciences Incorporated †	94,953	7,367,403
		29,719,377

Health Care Equipment & Supplies : 5.33%
Haemonetics Corporation †	375,301	21,797,482
Hologic Incorporated †	472,987	20,220,194
LivaNova plc †	271,569	21,703,794
		63,721,470

Health Care Providers & Services : 4.99%
HealthEquity Incorporated †	232,270	10,837,718
Humana Incorporated	52,528	13,030,621
Laboratory Corporation of America Holdings †	126,421	20,165,414
Universal Health Services Incorporated Class B	136,828	15,509,454
		59,543,207

Life Sciences Tools & Services : 2.39%
Agilent Technologies Incorporated	248,699	16,655,372
PerkinElmer Incorporated	163,171	11,931,064
		28,586,436

Industrials : 20.70%
Aerospace & Defense : 0.74%
Hexcel Corporation	142,957	8,841,890

Airlines : 1.33%
Spirit Airlines Incorporated †	352,831	15,824,470

Commercial Services & Supplies : 3.60%
Republic Services Incorporated	209,230	14,146,040
Steelcase Incorporated Class A	1,019,861	15,501,887
Stericycle Incorporated †	196,716	13,374,721
		43,022,648

Electrical Equipment : 4.45%
AMETEK Incorporated	216,169	15,665,767
Hubbell Incorporated	144,095	19,501,817
Sensata Technologies Holding NV †	351,470	17,963,632
		53,131,216

Industrial Conglomerates : 1.43%
Carlisle Companies Incorporated	150,782	17,136,374

Machinery : 3.01%
Colfax Corporation †	421,087	16,683,467
Wabtec Corporation «	237,225	19,317,232
		36,000,699

Road & Rail : 3.84%
Genesee & Wyoming Incorporated Class A †	242,050	19,056,597
Hertz Global Holdings Incorporated «†	679,023	15,006,408
Ryder System Incorporated	139,638	11,753,330
		45,816,335

2

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors : 2.30%
GATX Corporation «	172,420	$10,717,627
MRC Global Incorporated †	993,083	16,802,964
		27,520,591

Information Technology : 13.83%
Internet Software & Services : 1.34%
Cornerstone OnDemand Incorporated †	453,461	16,020,777

IT Services : 3.13%
Amdocs Limited	208,027	13,621,608
Gartner Incorporated †	89,795	11,058,254
Global Payments Incorporated	127,145	12,745,015
		37,424,877

Semiconductors & Semiconductor Equipment : 3.22%
Integrated Device Technology Incorporated †	379,074	11,269,870
Maxim Integrated Products Incorporated	249,836	13,061,426
ON Semiconductor Corporation †	675,561	14,146,247
		38,477,543

Software : 5.14%
Fortinet Incorporated †	353,886	15,461,279
Nuance Communications Incorporated †	683,899	11,181,749
Red Hat Incorporated †	129,687	15,575,409
Zendesk Incorporated †	565,086	19,122,510
		61,340,947

Technology Hardware, Storage & Peripherals : 1.00%
Diebold Nixdorf Incorporated «	732,106	11,969,933

Materials : 7.67%
Chemicals : 3.74%
Axalta Coating Systems Limited †	467,586	15,131,083
International Flavors & Fragrances Incorporated	81,663	12,462,590
Valvoline Incorporated	681,189	17,070,596
		44,664,269

Containers & Packaging : 1.14%
Crown Holdings Incorporated †	241,680	13,594,500

Metals & Mining : 2.79%
Royal Gold Incorporated	171,613	14,092,860
Steel Dynamics Incorporated	447,595	19,304,772
		33,397,632

Real Estate : 4.77%
Equity REITs : 4.77%
Camden Property Trust	119,360	10,988,282
Hudson Pacific Properties Incorporated	374,181	12,815,699
Physicians Realty Trust	783,805	14,100,657
SBA Communications Corporation †	116,666	19,058,557
		56,963,195

Total Common Stocks (Cost $760,173,170)		1,172,390,342

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Exchange-Traded Funds : 1.18%
SPDR S&P Biotech ETF «			165,787	$14,070,343

Total Exchange-Traded Funds (Cost $7,534,005)				14,070,343

		Yield
Short-Term Investments : 7.07%
Investment Companies : 7.07%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	51,506,958	51,512,109
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	32,939,930	32,939,930
Total Short-Term Investments (Cost $84,449,742)				84,452,039

Total investments in securities (Cost $852,156,917)	106.38%			1,270,912,724
Other assets and liabilities, net	(6.38)			(76,244,522)

Total net assets	100.00%			$1,194,668,202

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	73,560,412	91,105,971	113,159,425	51,506,958	$51,512,109
Wells Fargo Government Money Market Fund Select Class	13,029,319	98,529,754	78,619,143	32,939,930	32,939,930

					$84,452,039	7.07%

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$100,138,867	$0	$0	$100,138,867
Consumer staples	13,720,140	0	0	13,720,140
Energy	80,941,306	0	0	80,941,306
Financials	234,871,643	0	0	234,871,643
Health care	181,570,490	0	0	181,570,490
Industrials	247,294,223	0	0	247,294,223
Information technology	165,234,077	0	0	165,234,077
Materials	91,656,401	0	0	91,656,401
Real estate	56,963,195			56,963,195
Exchange-traded funds	14,070,343	0	0	14,070,343
Short-term investments
Investment companies	32,939,930	0	0	32,939,930
Investments measured at net asset value*				51,512,109

Total assets	$1,219,400,615	$0	$0	$1,270,912,724

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $51,512,109 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.68%
Consumer Discretionary : 11.88%
Diversified Consumer Services : 3.54%
Adtalem Global Education Incorporated †	910,800	$38,299,140
Bright Horizons Family Solutions Incorporated †	570,740	53,649,560
		91,948,700

Hotels, Restaurants & Leisure : 5.52%
Hilton Grand Vacations Incorporated †	1,061,238	44,518,934
Six Flags Entertainment Corporation	592,940	39,472,016
Vail Resorts Incorporated	190,814	40,542,251
Wingstop Incorporated «	482,425	18,804,927
		143,338,128

Media : 1.12%
Cinemark Holdings Incorporated	836,205	29,116,658

Specialty Retail : 1.70%
Burlington Stores Incorporated †	358,765	44,138,858

Consumer Staples : 2.31%
Beverages : 1.17%
National Beverage Corporation «	312,900	30,488,976

Food Products : 1.14%
Lamb Weston Holdings Incorporated	524,200	29,591,090

Energy : 1.22%
Oil, Gas & Consumable Fuels : 1.22%
Diamondback Energy Incorporated †	250,865	31,671,706

Financials : 3.50%
Capital Markets : 1.29%
Raymond James Financial Incorporated	374,945	33,482,589

Consumer Finance : 1.31%
SLM Corporation †	3,006,600	33,974,580

Thrifts & Mortgage Finance : 0.90%
Radian Group Incorporated	1,140,400	23,503,644

Health Care : 16.24%
Biotechnology : 5.16%
Array BioPharma Incorporated †	1,253,779	16,048,371
Bioverativ Incorporated †	479,500	25,854,640
Exelixis Incorporated †	832,638	25,312,195
Flexion Therapeutics Incorporated †«	990,203	24,794,683
Ignyta Incorporated †	546,500	14,591,550
Puma Biotechnology Incorporated †	157,000	15,519,450
Tesaro Incorporated †«	141,400	11,717,818
		133,838,707

Health Care Equipment & Supplies : 7.44%
ABIOMED Incorporated †	110,400	20,690,064
Cantel Medical Corporation	242,513	24,947,312
Hill-Rom Holdings Incorporated	448,570	37,809,965
Hologic Incorporated †	981,400	41,954,850
ICU Medical Incorporated †	167,561	36,193,176

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corporation †	459,295	$31,691,355
		193,286,722

Health Care Providers & Services : 2.42%
Amedisys Incorporated †	496,152	26,152,172
Tivity Health Incorporated †	460,200	16,820,310
WellCare Health Plans Incorporated †	99,000	19,909,890
		62,882,372

Life Sciences Tools & Services : 0.89%
Bio-Rad Laboratories Incorporated Class A †	96,900	23,127,123

Pharmaceuticals : 0.33%
MyoKardia Incorporated †	203,545	8,569,245

Industrials : 22.27%
Aerospace & Defense : 4.50%
Aerojet Rocketdyne Holdings †	842,000	26,270,400
BWX Technologies Incorporated	877,700	53,092,073
Curtiss-Wright Corporation	46,859	5,709,769
Mercury Computer Systems Incorporated †	621,291	31,903,293
		116,975,535

Airlines : 1.09%
Spirit Airlines Incorporated †«	632,696	28,376,416

Building Products : 3.80%
A.O. Smith Corporation	579,400	35,505,632
Allegion plc	349,605	27,814,574
Masonite International Corporation †	477,194	35,383,935
		98,704,141

Commercial Services & Supplies : 4.88%
The Brink’s Company	647,200	50,934,640
Waste Connections Incorporated	1,066,729	75,673,755
		126,608,395

Machinery : 2.75%
John Bean Technologies Corporation	310,701	34,425,671
Nordson Corporation	252,800	37,009,920
		71,435,591

Professional Services : 1.58%
TransUnion †	745,450	40,969,932

Trading Companies & Distributors : 3.67%
Siteone Landscape Supply Incorporated †	594,043	45,563,098
Univar Incorporated †	1,604,741	49,682,781
		95,245,879

Information Technology : 36.37%
Electronic Equipment, Instruments & Components : 5.97%
Littelfuse Incorporated	171,824	33,990,224
National Instruments Corporation	531,000	22,105,530
Novanta Incorporated †	494,484	24,724,200
Universal Display Corporation	292,535	50,506,168

2

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation Class A †	228,700	$23,739,060
		155,065,182

Internet Software & Services : 8.59%
Box Incorporated Class A †	2,013,400	42,523,008
Envestnet Incorporated †	418,525	20,863,471
Etsy Incorporated †	915,800	18,728,110
LogMeIn Incorporated	316,800	36,273,600
Match Group Incorporated †«	883,600	27,665,516
MercadoLibre Incorporated	139,600	43,926,536
Yandex NV Class A †	1,012,222	33,150,270
		223,130,511

IT Services : 10.92%
Black Knight Incorporated †	835,219	36,874,919
EPAM Systems Incorporated †	409,179	43,958,100
Euronet Worldwide Incorporated †	410,872	34,624,183
Gartner Incorporated †	363,300	44,740,395
Switch Incorporated Class A «	1,226,581	22,311,508
Total System Services Incorporated	493,900	39,062,551
WEX Incorporated †	438,900	61,985,847
		283,557,503

Semiconductors & Semiconductor Equipment : 3.05%
MKS Instruments Incorporated	349,700	33,046,650
Teradyne Incorporated	1,105,500	46,287,285
		79,333,935

Software : 6.66%
Ellie Mae Incorporated †«	236,080	21,105,552
Proofpoint Incorporated †	397,544	35,305,883
Take-Two Interactive Software Incorporated †	669,400	73,486,732
The Ultimate Software Group Incorporated †	196,700	42,925,841
		172,824,008

Technology Hardware, Storage & Peripherals : 1.18%
NCR Corporation †	900,100	30,594,399

Materials : 3.80%
Chemicals : 0.84%
Albemarle Corporation	171,400	21,920,346

Construction Materials : 1.22%
Vulcan Materials Company	247,000	31,707,390

Containers & Packaging : 1.74%
Berry Global Group Incorporated †	768,333	45,078,097

Utilities : 1.09%
Water Utilities : 1.09%
Evoqua Water Technologies Company †	1,191,711	28,255,468

Total Common Stocks (Cost $1,957,786,801)		2,562,741,826

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Discovery Fund

Security name		Yield	Shares	Value
Short-Term Investments : 5.78%
Investment Companies : 5.78%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	121,667,933	$121,680,100
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	28,449,072	28,449,072
Total Short-Term Investments (Cost $150,126,184)				150,129,172

Total investments in securities (Cost $2,107,912,985)	104.46%			2,712,870,998
Other assets and liabilities, net	(4.46)			(115,911,886)

Total net assets	100.00%			$2,596,959,112

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	138,258,417	277,632,399	294,222,883	121,667,933	$121,680,100
Wells Fargo Government Money Market Fund Select Class	63,484,377	165,659,517	200,694,822	28,449,072	28,449,072

					$150,129,172	5.78%

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments –December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$308,542,344	$0	$0	$308,542,344
Consumer staples	60,080,066	0	0	60,080,066
Energy	31,671,706	0	0	31,671,706
Financials	90,960,813	0	0	90,960,813
Health care	421,704,169	0	0	421,704,169
Industrials	578,315,889	0	0	578,315,889
Information technology	944,505,538	0	0	944,505,538
Materials	98,705,833	0	0	98,705,833
Utilities	28,255,468	0	0	28,255,468
Short-term investments
Investment companies	28,449,072	0	0	28,449,072
Investments measured at net asset value*				121,680,100

Total assets	$2,591,190,898	$0	$0	$2,712,870,998

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $121,680,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.38%
Consumer Discretionary : 13.32%
Auto Components : 1.96%
Aptiv plc	164,985	$13,995,678

Automobiles : 1.09%
Ferrari NV	74,200	7,779,128

Diversified Consumer Services : 1.90%
Bright Horizons Family Solutions Incorporated †	144,000	13,536,000

Hotels, Restaurants & Leisure : 4.54%
Hilton Grand Vacations Incorporated †	274,600	11,519,470
Six Flags Entertainment Corporation «	156,100	10,391,577
Vail Resorts Incorporated	49,217	10,457,136
		32,368,183

Media : 2.01%
Cinemark Holdings Incorporated	221,025	7,696,091
Liberty Broadband Corporation Class C †	78,300	6,668,028
		14,364,119

Specialty Retail : 1.82%
Burlington Stores Incorporated †	105,500	12,979,665

Consumer Staples : 3.39%
Beverages : 2.27%
Constellation Brands Incorporated Class A	40,300	9,211,371
Monster Beverage Corporation †	111,000	7,025,190
		16,236,561

Food Products : 1.12%
Lamb Weston Holdings Incorporated	141,400	7,982,030

Energy : 1.21%
Oil, Gas & Consumable Fuels : 1.21%
Diamondback Energy Incorporated †	68,300	8,622,875

Financials : 4.48%
Capital Markets : 3.13%
Intercontinental Exchange Incorporated	173,425	12,236,868
Raymond James Financial Incorporated	112,900	10,081,970
		22,318,838

Consumer Finance : 1.35%
SLM Corporation †	851,100	9,617,430

Health Care : 12.49%
Biotechnology : 3.13%
Bioverativ Incorporated †	102,500	5,526,800
Exelixis Incorporated †	205,000	6,232,000
Incyte Corporation †	55,100	5,218,521
Puma Biotechnology Incorporated †	30,900	3,054,465

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Biotechnology (continued)
Tesaro Incorporated †«	27,400	$2,270,638
		22,302,424

Health Care Equipment & Supplies : 7.04%
ABIOMED Incorporated †	27,300	5,116,293
Align Technology Incorporated †	35,900	7,976,621
Edwards Lifesciences Corporation †	123,100	13,874,601
Hill-Rom Holdings Incorporated	120,800	10,182,232
Hologic Incorporated †	305,700	13,068,675
		50,218,422

Health Care Providers & Services : 1.42%
Amedisys Incorporated †	97,300	5,128,683
WellCare Health Plans Incorporated †	24,800	4,987,528
		10,116,211

Life Sciences Tools & Services : 0.90%
Bio-Rad Laboratories Incorporated Class A †	26,900	6,420,223

Industrials : 17.96%
Aerospace & Defense : 2.14%
BWX Technologies Incorporated	230,100	13,918,749
Curtiss-Wright Corporation	11,313	1,378,489
		15,297,238

Airlines : 1.01%
Spirit Airlines Incorporated †	160,100	7,180,485

Building Products : 2.26%
Allegion plc	89,676	7,134,623
Masonite International Corporation †	120,769	8,955,021
		16,089,644

Commercial Services & Supplies : 6.05%
Cintas Corporation	86,200	13,432,546
The Brink’s Company	135,500	10,663,850
Waste Connections Incorporated	268,739	19,064,345
		43,160,741

Electrical Equipment : 1.96%
Rockwell Automation Incorporated	71,300	13,999,755

Machinery : 1.17%
John Bean Technologies Corporation	75,259	8,338,697

Professional Services : 1.51%
TransUnion †	196,077	10,776,392

Trading Companies & Distributors : 1.86%
Univar Incorporated †	428,746	13,273,976

Information Technology : 38.20%
Electronic Equipment, Instruments & Components : 5.01%
Littelfuse Incorporated	37,200	7,358,904
National Instruments Corporation	143,100	5,957,253

2

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Universal Display Corporation	73,300	$12,655,245
Zebra Technologies Corporation Class A †	94,200	9,777,960
		35,749,362

Internet Software & Services : 5.23%
Box Incorporated Class A †	499,500	10,549,440
Match Group Incorporated †«	208,300	6,521,873
MercadoLibre Incorporated	38,300	12,051,478
Yandex NV Class A †	249,700	8,177,675
		37,300,466

IT Services : 13.63%
Black Knight Incorporated †	222,000	9,801,300
EPAM Systems Incorporated †	96,954	10,415,768
Euronet Worldwide Incorporated †	107,706	9,076,385
Fidelity National Information Services Incorporated	99,800	9,390,182
FleetCor Technologies Incorporated †	52,900	10,179,547
Gartner Incorporated †	93,800	11,551,470
Switch Incorporated «	335,274	6,098,634
Total System Services Incorporated	176,800	13,983,112
WEX Incorporated †	118,400	16,721,632
		97,218,030

Semiconductors & Semiconductor Equipment : 5.72%
Analog Devices Incorporated	137,100	12,206,013
Infineon Technologies AG ADR «	241,000	6,608,268
Micron Technology Incorporated †	241,600	9,934,592
Teradyne Incorporated	287,100	12,020,877
		40,769,750

Software : 7.46%
Electronic Arts Incorporated †	60,200	6,324,612
Ellie Mae Incorporated †«	56,576	5,057,894
Guidewire Software Incorporated †	11	817
Nintendo Company Limited	246,300	11,100,766
ServiceNow Incorporated †	84,150	10,972,319
Take-Two Interactive Software Incorporated †	75,400	8,277,412
The Ultimate Software Group Incorporated †	52,400	11,435,252
		53,169,072

Technology Hardware, Storage & Peripherals : 1.15%
NCR Corporation †	242,300	8,235,777

Materials : 5.55%
Chemicals : 2.34%
Albemarle Corporation	47,800	6,113,142
The Sherwin-Williams Company	25,800	10,579,032
		16,692,174

Construction Materials : 1.54%
Vulcan Materials Company	85,300	10,949,961

Containers & Packaging : 1.67%
Berry Plastics Group Incorporated †	203,100	11,915,877

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Enterprise Fund

Security name			Shares	Value
Real Estate : 1.68%
Equity REITs : 1.68%
SBA Communications Corporation †			73,400	$11,990,622

Utilities : 1.10%
Water Utilities : 1.10%
Evoqua Water Technologies Company †			329,934	7,822,735

Total Common Stocks (Cost $547,163,540)				708,788,541

		Yield
Short-Term Investments : 4.13%
Investment Companies : 4.13%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	26,002,178	26,004,778
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	3,440,916	3,440,916
Total Short-Term Investments (Cost $29,445,694)				29,445,694

Total investments in securities (Cost $576,609,234)	103.51%			738,234,235
Other assets and liabilities, net	(3.51)			(25,018,239)

Total net assets	100.00%			$713,215,996

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Invesstments
Investment Companies
Securities Lending Cash Investment LLC	24,700,733	130,328,757	129,027,312	26,002,178	$26,004,778
Wells Fargo Government Money Market Fund Select Class	7,539,373	54,432,582	58,531,039	3,440,916	3,440,916

					$29,445,694	4.13%

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$95,022,773	$0	$0	$95,022,773
Consumer staples	24,218,591	0	0	24,218,591
Energy	8,622,875	0	0	8,622,875
Financials	31,936,268	0	0	31,936,268
Health care	89,057,280	0	0	89,057,280
Industrials	128,116,928	0	0	128,116,928
Information technology	272,442,457	0	0	272,442,457
Materials	39,558,012	0	0	39,558,012
Real estate	11,990,622	0	0	11,990,622
Utilities	7,822,735	0	0	7,822,735
Short-term investments
Investment companies	3,440,916	0	0	3,440,916
Investments measured at net asset value*				26,004,778

Total assets	$712,229,457	$0	$0	$738,234,235

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $26,004,778 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.48%
Consumer Discretionary : 10.10%
Hotels, Restaurants & Leisure : 2.09%
Starbucks Corporation	664,377	$38,155,172

Internet & Direct Marketing Retail : 1.31%
Amazon.com Incorporated †	20,460	23,927,356

Media : 3.47%
Comcast Corporation Class A	903,497	36,185,055
Twenty-First Century Fox Incorporated Class B	795,933	27,157,234
		63,342,289

Multiline Retail : 1.77%
Dollar General Corporation	347,945	32,362,364

Specialty Retail : 1.46%
L Brands Incorporated	443,474	26,706,004

Consumer Staples : 3.72%
Food Products : 1.39%
The Hershey Company	222,817	25,291,958

Household Products : 1.23%
Church & Dwight Company Incorporated	449,415	22,547,151

Personal Products : 1.10%
The Estee Lauder Companies Incorporated Class A	158,176	20,126,314

Energy : 7.60%
Oil, Gas & Consumable Fuels : 7.60%
Concho Resources Incorporated †	166,109	24,952,894
EOG Resources Incorporated	415,408	44,826,677
Noble Energy Incorporated	756,818	22,053,677
Pioneer Natural Resources Company	106,782	18,457,269
RSP Permian Incorporated †	699,879	28,471,078
		138,761,595

Financials : 18.70%
Banks : 8.07%
KeyCorp	1,927,455	38,876,767
Pinnacle Financial Partners Incorporated	429,898	28,502,237
PNC Financial Services Group Incorporated	289,699	41,800,669
Webster Financial Corporation	678,784	38,120,509
		147,300,182

Capital Markets : 4.40%
E*TRADE Financial Corporation †	1,052,980	52,196,219
Intercontinental Exchange Incorporated	400,366	28,249,825
		80,446,044

Insurance : 6.23%
Chubb Limited	256,431	37,472,262
Marsh & McLennan Companies Incorporated	342,127	27,845,717

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Insurance (continued)
The Progressive Corporation	377,849	$21,280,456
Willis Towers Watson plc	180,574	27,210,696
		113,809,131

Health Care : 15.87%
Biotechnology : 2.10%
Alexion Pharmaceuticals Incorporated †	117,106	14,004,707
Celgene Corporation †	233,856	24,405,212
		38,409,919

Health Care Equipment & Supplies : 2.74%
Medtronic plc	334,662	27,023,957
Zimmer Biomet Holdings Incorporated	190,257	22,958,312
		49,982,269

Health Care Providers & Services : 2.55%
Cigna Corporation	136,138	27,648,266
Envision Healthcare Corporation †	548,733	18,964,212
		46,612,478

Life Sciences Tools & Services : 4.58%
Agilent Technologies Incorporated	380,952	25,512,355
Bio-Rad Laboratories Incorporated Class A †	139,928	33,396,616
Thermo Fisher Scientific Incorporated	130,692	24,815,797
		83,724,768

Pharmaceuticals : 3.90%
Mylan NV †	701,394	29,675,980
Novartis AG ADR	494,764	41,540,385
		71,216,365

Industrials : 13.08%
Aerospace & Defense : 3.37%
Airbus SE	268,939	26,782,960
Lockheed Martin Corporation	108,241	34,750,773
		61,533,733

Airlines : 1.32%
United Continental Holdings Incorporated †	357,804	24,115,990

Building Products : 1.66%
Johnson Controls International plc	799,059	30,452,138

Commercial Services & Supplies : 1.28%
Republic Services Incorporated	345,143	23,335,118

Machinery : 4.53%
Colfax Corporation †	760,187	30,118,609
Gardner Denver Holdings Incorporated †	859,691	29,169,316
The Timken Company	476,759	23,432,705
		82,720,630

2

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name		Shares	Value
Road & Rail : 0.92%
Hertz Global Holdings Incorporated †«		758,960	$16,773,016

Information Technology : 23.80%
Electronic Equipment, Instruments & Components : 1.73%
Amphenol Corporation Class A		360,361	31,639,696

Internet Software & Services : 5.49%
Alphabet Incorporated Class C †		65,429	68,464,906
Facebook Incorporated Class A †		179,931	31,750,624
			100,215,530

IT Services : 3.53%
Fidelity National Information Services Incorporated		299,884	28,216,086
MasterCard Incorporated Class A		239,101	36,190,327
			64,406,413

Semiconductors & Semiconductor Equipment : 3.89%
Broadcom Limited		128,111	32,911,716
Texas Instruments Incorporated		364,980	38,118,511
			71,030,227

Software : 6.67%
Check Point Software Technologies Limited †		173,855	18,014,855
Oracle Corporation		820,194	38,778,772
Red Hat Incorporated †		199,664	23,979,646
Salesforce.com Incorporated †		401,527	41,048,105
			121,821,378

Technology Hardware, Storage & Peripherals : 2.49%
Apple Incorporated		269,199	45,556,547

Materials : 5.27%
Chemicals : 2.42%
The Sherwin-Williams Company		107,853	44,224,044

Metals & Mining : 2.85%
Goldcorp Incorporated		1,431,425	18,279,297
Steel Dynamics Incorporated		783,727	33,802,146
			52,081,443

Real Estate : 1.34%
Equity REITs : 1.34%
American Tower Corporation		171,093	24,409,838

Total Common Stocks (Cost $1,265,793,061)			1,817,037,100

	Yield
Short-Term Investments : 1.23%
Investment Companies : 1.23%
Securities Lending Cash Investment LLC (l)(r)(u)	1.57%	11,481,391	11,482,539

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Opportunity Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19%	10,957,211	$10,957,211
Total Short-Term Investments (Cost $22,439,750)				22,439,750

Total investments in securities (Cost $1,288,232,811)	100.71%			1,839,476,850
Other assets and liabilities, net	(0.71)			(12,931,203)

Total net assets	100.00%			$1,826,545,647

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,482,656	66,483,002	72,484,267	11,481,391	$11,482,539
Wells Fargo Government Money Market Fund Select Class	59,194,191	44,824,298	93,061,278	10,957,211	10,957,211

					$22,439,750	1.23%

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$184,493,185	$0	$0	$184,493,185
Consumer staples	67,965,423	0	0	67,965,423
Energy	138,761,595	0	0	138,761,595
Financials	341,555,357	0	0	341,555,357
Health care	289,945,799	0	0	289,945,799
Industrials	238,930,625	0	0	238,930,625
Information technology	434,669,791	0	0	434,669,791
Materials	96,305,487	0	0	96,305,487
Real estate	24,409,838	0	0	24,409,838
Short-term investments
Investment companies	10,957,211	0	0	10,957,211
Investments measured at net asset value*				11,482,539

Total assets	$1,827,994,311	$0	$0	$1,839,476,850

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,482,539 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.05%
Consumer Discretionary : 6.74%
Auto Components : 0.54%
Aptiv plc	543,100	$46,071,173

Hotels, Restaurants & Leisure : 0.89%
The Wendy’s Company	4,621,700	75,888,314

Household Durables : 1.29%
Mohawk Industries Incorporated †	397,700	109,725,430

Media : 1.24%
Interpublic Group of Companies Incorporated	5,261,000	106,061,760

Multiline Retail : 2.24%
Kohl’s Corporation	3,516,900	190,721,487

Textiles, Apparel & Luxury Goods : 0.54%
HanesBrands Incorporated «	2,210,900	46,229,919

Consumer Staples : 2.80%
Beverages : 2.80%
Molson Coors Brewing Company Class B	2,910,610	238,873,763

Energy : 7.80%
Energy Equipment & Services : 4.16%
C&J Energy Services Incorporated †	2,915,568	97,584,061
National Oilwell Varco Incorporated	3,212,300	115,707,046
Patterson-UTI Energy Incorporated	6,122,800	140,885,628
		354,176,735

Oil, Gas & Consumable Fuels : 3.64%
Anadarko Petroleum Corporation	1,707,700	91,601,028
Cimarex Energy Company	858,300	104,721,183
Hess Corporation	2,409,300	114,369,471
		310,691,682

Financials : 20.93%
Banks : 5.26%
Fifth Third Bancorp	3,545,100	107,558,334
PacWest Bancorp	2,873,907	144,844,913
Regions Financial Corporation	7,713,300	133,285,824
Zions Bancorporation	1,238,100	62,932,623
		448,621,694

Capital Markets : 2.64%
Northern Trust Corporation	1,459,300	145,769,477
TD Ameritrade Holding Corporation	1,544,900	78,990,737
		224,760,214

Consumer Finance : 1.31%
Ally Financial Incorporated	3,844,661	112,110,315

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Insurance : 11.72%
Arch Capital Group Limited †	1,393,836	$126,518,494
Brown & Brown Incorporated	3,639,100	187,268,086
FNF Group	3,229,814	126,737,901
Loews Corporation	3,974,900	198,864,247
The Allstate Corporation	2,095,900	219,461,689
Willis Towers Watson plc	933,000	140,593,770
		999,444,187

Health Care : 6.14%
Health Care Equipment & Supplies : 3.26%
Steris plc	858,700	75,110,489
Varian Medical Systems Incorporated	646,800	71,891,820
Zimmer Biomet Holdings Incorporated	1,087,300	131,204,491
		278,206,800

Health Care Providers & Services : 2.73%
AmerisourceBergen Corporation	696,500	63,952,630
Humana Incorporated	408,800	101,411,016
Universal Health Services Incorporated Class B	592,800	67,193,880
		232,557,526

Life Sciences Tools & Services : 0.15%
Charles River Laboratories International Incorporated †	119,100	13,035,495

Industrials : 16.27%
Aerospace & Defense : 3.31%
Arconic Incorporated	4,675,100	127,396,475
Harris Corporation	1,091,400	154,596,810
		281,993,285

Building Products : 0.76%
Owens Corning Incorporated	704,500	64,771,730

Commercial Services & Supplies : 4.18%
Republic Services Incorporated	3,359,175	227,113,822
Stericycle Incorporated †	1,907,900	129,718,121
		356,831,943

Construction & Engineering : 2.63%
Jacobs Engineering Group Incorporated	3,396,743	224,049,168

Electrical Equipment : 0.81%
Acuity Brands Incorporated	392,400	69,062,400

Machinery : 0.92%
The Middleby Corporation †	578,500	78,068,575

Road & Rail : 3.66%
Kansas City Southern	1,879,500	197,760,990
Ryder System Incorporated	1,361,700	114,614,289
		312,375,279

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Information Technology : 9.71%
Communications Equipment : 0.72%
ARRIS International plc †	2,404,700	$61,776,743

IT Services : 6.87%
Amdocs Limited	2,588,200	169,475,336
DST Systems Incorporated	1,111,383	68,983,543
Fidelity National Information Services Incorporated	2,379,200	223,858,928
Leidos Holdings Incorporated	1,915,400	123,677,378
		585,995,185

Software : 0.30%
Check Point Software Technologies Limited †	242,500	25,127,850

Technology Hardware, Storage & Peripherals : 1.82%
NCR Corporation †	4,568,720	155,290,793

Materials : 10.15%
Chemicals : 3.78%
Axalta Coating Systems Limited †	1,310,600	42,411,016
International Flavors & Fragrances Incorporated	964,000	147,116,040
PPG Industries Incorporated	1,137,900	132,929,478
		322,456,534

Containers & Packaging : 6.37%
International Paper Company	2,935,600	170,088,664
Packaging Corporation of America	1,204,300	145,178,365
Sealed Air Corporation	4,611,700	227,356,810
		542,623,839

Real Estate : 6.94%
Equity REITs : 4.54%
American Campus Communities Incorporated	2,906,985	119,273,595
Corporate Office Properties Trust	862,200	25,176,240
GGP Incorporated	1,919,100	44,887,749
Invitation Homes Incorporated	4,317,528	101,764,135
Mid-America Apartment Communities Incorporated	956,400	96,175,584
		387,277,303

Real Estate Management & Development : 2.40%
CBRE Group Incorporated Class A †	4,725,100	204,644,081

Utilities : 7.57%
Electric Utilities : 3.02%
American Electric Power Company Incorporated	2,617,760	192,588,603
PG&E Corporation	1,455,400	65,245,582
		257,834,185

Multi-Utilities : 2.32%
Ameren Corporation	3,358,450	198,114,966

Water Utilities : 2.23%
American Water Works Company Incorporated	2,073,100	189,667,917

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name		Yield	Shares	Value
Total Common Stocks (Cost $6,740,648,195)				$8,105,138,270

Short-Term Investments : 5.84%
Investment Companies : 5.84%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	41,551,358	41,555,513
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	456,119,485	456,119,485
Total Short-Term Investments (Cost $497,674,998)				497,674,998

Total investments in securities (Cost $7,238,323,193)	100.89%			8,602,813,268
Other assets and liabilities, net	(0.89)			(75,621,048)

Total net assets	100.00%			$8,527,192,220

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	131,645,898	226,009,630	316,104,170	41,551,358	$41,555,513
Wells Fargo Government Money Market Fund Select Class	450,420,430	444,149,377	438,450,322	456,119,485	456,119,485

					$497,674,998	5.84%

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$574,698,083	$0	$0	$574,698,083
Consumer staples	238,873,763	0	0	238,873,763
Energy	664,868,417	0	0	664,868,417
Financials	1,784,936,410	0	0	1,784,936,410
Health care	523,799,821	0	0	523,799,821
Industrials	1,387,152,380	0	0	1,387,152,380
Information technology	828,190,571	0	0	828,190,571
Materials	865,080,373	0	0	865,080,373
Real estate	591,921,384	0	0	591,921,384
Utilities	645,617,068	0	0	645,617,068
Short-term investments
Investment companies	456,119,485	0	0	456,119,485
Investments measured at net asset value*				41,555,513

Total assets	$8,561,257,755	$0	$0	$8,602,813,268

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $41,555,513 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.25%
Consumer Discretionary : 9.49%
Auto Components : 3.40%
Dana Incorporated	48,651	$1,557,321
Tenneco Incorporated	21,560	1,262,122
		2,819,443

Diversified Consumer Services : 1.09%
Houghton Mifflin Harcourt Company †	97,336	905,225

Hotels, Restaurants & Leisure : 1.10%
Playa Hotels & Resorts NV †	28,226	304,559
Red Robin Gourmet Burgers Incorporated †	10,851	611,996
		916,555

Leisure Products : 1.18%
Callaway Golf Company	70,106	976,577

Media : 1.46%
Lions Gate Entertainment Class B †«	22,139	702,692
MDC Partners Incorporated Class A †	52,393	510,832
		1,213,524

Textiles, Apparel & Luxury Goods : 1.26%
Carter’s Incorporated	8,865	1,041,549

Consumer Staples : 1.23%
Food Products : 1.23%
Hain Celestial Group Incorporated †	10,797	457,685
TreeHouse Foods Incorporated †	11,464	567,009
		1,024,694

Energy : 7.01%
Energy Equipment & Services : 0.69%
Forum Energy Technologies Incorporated †	36,707	570,794

Oil, Gas & Consumable Fuels : 6.32%
Encana Corporation	79,606	1,061,148
Matador Resources Company †	35,423	1,102,718
RSP Permian Incorporated †	31,458	1,279,711
WPX Energy Incorporated †	127,782	1,797,893
		5,241,470

Financials : 27.55%
Banks : 18.24%
Ameris Bancorp	24,770	1,193,914
First Midwest Bancorp Incorporated	39,136	939,655
LegacyTexas Financial Group	35,088	1,481,064
PacWest Bancorp	28,348	1,428,739
Pinnacle Financial Partners Incorporated	19,790	1,312,077
Renasant Corporation	26,472	1,082,440
Sterling BanCorp	77,993	1,918,628
United Community Bank	36,202	1,018,724

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Webster Financial Corporation	31,608	$1,775,105
Wintrust Financial Corporation	15,432	1,271,134
Zions Bancorporation	33,704	1,713,174
		15,134,654

Capital Markets : 1.79%
Stifel Financial Corporation	24,937	1,485,248

Insurance : 6.28%
CNO Financial Group Incorporated	64,324	1,588,160
First American Financial Corporation	13,727	769,261
Maiden Holdings Limited	89,420	590,172
National General Holdings Corporation	59,724	1,172,979
Validus Holdings Limited	23,285	1,092,532
		5,213,104

Thrifts & Mortgage Finance : 1.24%
Essent Group Limited †	23,607	1,025,016

Health Care : 10.78%
Health Care Equipment & Supplies : 5.97%
AngioDynamics Incorporated †	76,506	1,272,295
Haemonetics Corporation †	26,081	1,514,784
Integer Holdings Corporation †	20,198	914,969
Steris plc	14,273	1,248,459
		4,950,507

Health Care Providers & Services : 1.34%
Envision Healthcare Corporation †	32,107	1,109,618

Life Sciences Tools & Services : 3.47%
Bio-Rad Laboratories Incorporated Class A †	6,212	1,482,618
Bruker Corporation	40,747	1,398,437
		2,881,055

Industrials : 19.97%
Airlines : 1.27%
Spirit Airlines Incorporated †	23,555	1,056,442

Commercial Services & Supplies : 4.50%
Interface Incorporated	56,041	1,409,431
KAR Auction Services Incorporated	24,751	1,250,173
Steelcase Incorporated Class A	70,737	1,075,202
		3,734,806

Construction & Engineering : 1.54%
Valmont Industries Incorporated	7,680	1,273,728

Machinery : 4.39%
Altra Holdings Incorporated	22,775	1,147,860
ITT Incorporated	26,366	1,407,153
Rexnord Corporation †	41,785	1,087,246
		3,642,259

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Road & Rail : 3.01%
Avis Budget Group Incorporated †	27,860	$1,222,497
Genesee & Wyoming Incorporated Class A †	16,147	1,271,253
		2,493,750

Trading Companies & Distributors : 5.26%
Air Lease Corporation	23,246	1,117,900
GATX Corporation	16,809	1,044,847
MRC Global Incorporated †	72,691	1,229,932
WESCO International Incorporated †	14,236	970,183
		4,362,862

Information Technology : 12.69%
Communications Equipment : 0.94%
Infinera Corporation †	123,681	782,901

Electronic Equipment, Instruments & Components : 6.67%
Anixter International Incorporated †	14,556	1,106,256
Avnet Incorporated	30,232	1,197,792
Synnex Corporation	8,007	1,088,552
VeriFone Systems Incorporated †	63,869	1,131,120
Zebra Technologies Corporation Class A †	9,685	1,005,303
		5,529,023

IT Services : 3.99%
Conduent Incorporated †	66,499	1,074,624
DST Systems Incorporated	19,493	1,209,931
WEX Incorporated †	7,262	1,025,612
		3,310,167

Technology Hardware, Storage & Peripherals : 1.09%
Diebold Nixdorf Incorporated «	55,484	907,163

Materials : 3.51%
Chemicals : 0.70%
PolyOne Corporation	13,399	582,857

Metals & Mining : 2.81%
Reliance Steel & Aluminum Company	16,133	1,384,050
Royal Gold Incorporated	11,533	947,090
		2,331,140

Real Estate : 6.02%
Equity REITs : 6.02%
Cousins Properties Incorporated	117,951	1,091,047
Hudson Pacific Properties Incorporated	36,155	1,238,309
Outfront Media Incorporated	36,946	857,147
Physicians Realty Trust	54,365	978,026
Retail Opportunity Investment Corporation	41,427	826,469
		4,990,998

Total Common Stocks (Cost $66,086,931)		81,507,129

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name		Yield	Shares	Value
Short-Term Investments : 3.00%
Investment Companies : 3.00%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	897,936	$898,025
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	1,586,391	1,586,391
Total Short-Term Investments (Cost $2,484,347)				2,484,416

Total investments in securities (Cost $68,571,278)	101.25%			83,991,545
Other assets and liabilities, net	(1.25)			(1,034,268)

Total net assets	100.00%			$82,957,277

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	6,194,706	41,774,640	47,071,410	897,936	$898,025
Wells Fargo Government Money Market Fund Select Class	3,115,232	19,239,432	20,768,273	1,586,391	1,586,391

					$2,484,416	3.00%

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$7,872,873	$0	$0	$7,872,873
Consumer staples	1,024,694	0	0	1,024,694
Energy	5,812,264	0	0	5,812,264
Financials	22,858,022	0	0	22,858,022
Health care	8,941,180	0	0	8,941,180
Industrials	16,563,847	0	0	16,563,847
Information technology	10,529,254	0	0	10,529,254
Materials	2,913,997	0	0	2,913,997
Real estate	4,990,998	0	0	4,990,998
Short-term investments
Investment companies	1,586,391	0	0	1,586,391
Investments measured at net asset Value*				898,025

Total assets	$83,093,520	$0	$0	$83,991,545

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $898,025 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Core Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.91%
Consumer Discretionary : 14.14%
Auto Components : 3.20%
LCI Industries	10,740	$1,396,200
Tower International Incorporated	32,778	1,001,368
		2,397,568

Hotels, Restaurants & Leisure : 3.51%
Denny’s Corporation †	87,802	1,162,498
Ruth’s Chris Steak House Incorporated	67,669	1,465,034
		2,627,532

Internet & Direct Marketing Retail : 1.98%
Nutrisystem Incorporated	28,280	1,487,528

Multiline Retail : 1.82%
Big Lots Stores Incorporated	24,283	1,363,490

Specialty Retail : 2.32%
Children’s Place Retail Stores Incorporated	11,970	1,739,840

Textiles, Apparel & Luxury Goods : 1.31%
Skechers U.S.A. Incorporated Class A †	25,892	979,753

Consumer Staples : 2.78%
Food Products : 2.78%
Dean Foods Company	59,926	692,745
Sanderson Farms Incorporated	10,031	1,392,102
		2,084,847

Energy : 1.96%
Energy Equipment & Services : 1.96%
US Silica Holdings Incorporated	45,192	1,471,452

Financials : 15.55%
Banks : 3.62%
FCB Financial Holdings Class A †	27,602	1,402,182
First Merchants Corporation	31,181	1,311,473
		2,713,655

Capital Markets : 5.60%
Evercore Partners Incorporated Class A	15,726	1,415,340
Houlihan Lokey Incorporated	30,466	1,384,070
OM Asset Management plc	83,578	1,399,932
		4,199,342

Insurance : 6.33%
Heritage Insurance Holdings Incorporated	72,729	1,310,577
National General Holdings Corporation	54,388	1,068,180
Third Point Reinsurance Limited †	72,452	1,061,422
Universal Insurance Holdings Company	47,607	1,302,051
		4,742,230

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Small Cap Core Fund

Security name	Shares	Value
Health Care : 18.18%
Biotechnology : 1.88%
MiMedx Group Incorporated †	111,874	$1,410,731

Health Care Equipment & Supplies : 5.03%
ICU Medical Incorporated †	6,213	1,342,008
NuVasive Incorporated †	19,756	1,155,528
OraSure Technologies Incorporated †	67,359	1,270,391
		3,767,927

Health Care Providers & Services : 6.49%
Biotelemetry Incorporated †	38,953	1,164,695
Cross Country Healthcare Incorporated †	80,802	1,031,034
Encompass Health Corporation	24,950	1,232,780
Magellan Health Services Incorporated †	14,884	1,437,050
		4,865,559

Life Sciences Tools & Services : 1.57%
INC Research Holdings Incorporated Class A †	27,073	1,180,383

Pharmaceuticals : 3.21%
Corcept Therapeutics Incorporated †	65,518	1,183,255
Supernus Pharmaceuticals Incorporated †	30,670	1,222,200
		2,405,455

Industrials : 15.30%
Commercial Services & Supplies : 4.98%
ACCO Brands Corporation †	90,883	1,108,773
SP Plus Corporation †	31,459	1,167,129
UniFirst Corporation	8,830	1,456,067
		3,731,969

Construction & Engineering : 3.30%
Argan Incorporated	19,952	897,840
EMCOR Group Incorporated	19,229	1,571,971
		2,469,811

Machinery : 2.19%
The Greenbrier Companies Incorporated	30,868	1,645,264

Professional Services : 3.07%
Insperity Incorporated	26,987	1,547,704
RPX Corporation	56,228	755,704
		2,303,408

Trading Companies & Distributors : 1.76%
Applied Industrial Technologies Incorporated	19,366	1,318,825

Information Technology : 18.37%
Electronic Equipment, Instruments & Components : 4.16%
Kemet Corporation †	57,899	871,959
Methode Electronics Incorporated	25,519	1,023,312
Sanmina Corporation †	37,058	1,222,914
		3,118,185

Internet Software & Services : 4.46%
Appfolio Incorporated Class A †	25,702	1,066,633
J2 Global Incorporated	15,759	1,182,398

2

Wells Fargo Small Cap Core Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name			Shares	Value
Internet Software & Services (continued)
Web.com Group Incorporated †			50,195	$1,094,251
				3,343,282

IT Services : 3.25%
Hackett Group Incorporated			75,566	1,187,142
ManTech International Corporation Class A			24,856	1,247,523
				2,434,665

Semiconductors & Semiconductor Equipment : 6.50%
Advanced Energy Industries Incorporated †			17,238	1,163,220
Brooks Automation Incorporated			51,942	1,238,817
Cirrus Logic Incorporated †			23,070	1,196,410
Ultra Clean Holdings Incorporated †			55,131	1,272,975
				4,871,422

Materials : 5.26%
Chemicals : 2.08%
Trinseo SA			21,424	1,555,382

Containers & Packaging : 1.60%
Graphic Packaging Holding Company			77,432	1,196,324

Metals & Mining : 1.58%
Suncoke Energy Incorporated †			99,083	1,188,005

Real Estate : 4.54%
Equity REITs : 4.54%
Ashford Hospitality Trust Incorporated			146,171	983,731
QTS Realty Trust Incorporated Class A			21,778	1,179,496
The Geo Group Incorporated			52,551	1,240,204
				3,403,431

Utilities : 2.83%
Electric Utilities : 0.98%
Spark Energy Incorporated Class A			59,201	734,092

Independent Power & Renewable Electricity Producers : 1.85%
NRG Yield Incorporated Class A			73,549	1,386,396

Total Common Stocks (Cost $56,125,933)				74,137,753

		Yield
Short-Term Investments : 0.27%
Investment Companies : 0.27%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19%	201,293	201,293

Total Short-Term Investments (Cost $201,293)				201,293

Total investments in securities (Cost $56,327,226)	99.18%			74,339,046
Other assets and liabilities, net	0.82			612,391

Total net assets	100.00%			$74,951,437

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

plc	Public limited company
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Invesstments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	794,950	10,738,122	11,331,779	201,293	$201,293	0.27%

Wells Fargo Small Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stock
Consumer discretionary	$10,595,711	$0	$0	$10,595,711
Consumer staples	2,084,847	0	0	2,084,847
Energy	1,471,452	0	0	1,471,452
Financials	11,655,227	0	0	11,655,227
Health care	13,630,055	0	0	13,630,055
Industrials	11,469,277	0	0	11,469,277
Information technology	13,767,554	0	0	13,767,554
Materials	3,939,711	0	0	3,939,711
Real estate	3,403,431	0	0	3,403,431
Utilities	2,120,488	0	0	2,120,488
Short-term investments
Investment companies	201,293	0	0	201,293

Total assets	$74,339,046	$0	$0	$74,339,046

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 93.41%
Consumer Discretionary : 13.11%
Auto Components : 0.96%
Gentherm Incorporated †	59,895	$1,901,666
Standard Motor Products Incorporated	20,448	918,320
		2,819,986

Diversified Consumer Services : 2.03%
Graham Holdings Company Class B	4,126	2,303,752
ServiceMaster Global Holdings Incorporated †	71,010	3,640,683
		5,944,435

Hotels, Restaurants & Leisure : 2.69%
Interval Leisure Group Incorporated	63,009	1,794,496
Jack in the Box Incorporated	11,720	1,149,849
Red Rock Resorts Incorporated Class A	68,391	2,307,512
The Cheesecake Factory Incorporated «	54,395	2,620,751
		7,872,608

Household Durables : 1.42%
Cavco Industries Incorporated †	19,967	3,046,964
Helen of Troy Limited †	11,687	1,126,042
		4,173,006

Leisure Products : 1.22%
The Brunswick Corporation	64,684	3,571,850

Media : 1.54%
Hemisphere Media Group Incorporated †	86,995	1,004,792
MDC Partners Incorporated Class A †	235,410	2,295,248
WideOpenWest Incorporated †«	113,418	1,198,828
		4,498,868

Specialty Retail : 1.01%
Asbury Automotive Group Incorporated †	30,867	1,975,488
Caleres Incorporated	29,520	988,330
		2,963,818

Textiles, Apparel & Luxury Goods : 2.24%
Oxford Industries Incorporated	45,115	3,392,197
Steven Madden Limited †	67,904	3,171,117
		6,563,314

Consumer Staples : 2.22%
Food & Staples Retailing : 0.91%
Performance Food Group Company †	80,669	2,670,144

Food Products : 1.31%
Darling Ingredients Incorporated †	78,397	1,421,338
Hain Celestial Group Incorporated †	57,093	2,420,172
		3,841,510

Energy : 4.03%
Energy Equipment & Services : 1.57%
ProPetro Holding Corporation †	144,082	2,904,693

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure Incorporated Class A †	79,946	$1,711,644
		4,616,337

Oil, Gas & Consumable Fuels : 2.46%
Centennial Resource Development Class A †	89,284	1,767,823
RSP Permian Incorporated †	47,972	1,951,501
SRC Energy Incorporated †	238,653	2,035,710
World Fuel Services Corporation	51,537	1,450,251
		7,205,285

Financials : 17.56%
Banks : 11.36%
CenterState Banks Incorporated	29,409	756,694
Chemical Financial Corporation	72,127	3,856,631
First Citizens BancShares Corporation Class A	9,541	3,845,023
First Horizon National Corporation	159,870	3,195,801
First Merchants Corporation	54,850	2,306,991
First Midwest Bancorp Incorporated	166,312	3,993,151
Heritage Financial Corporation	82,755	2,548,854
Lakeland Financial Corporation	32,804	1,590,666
Simmons First National Corporation Class A	31,136	1,777,866
United Community Bank	95,155	2,677,662
Univest Corporation of Pennsylvania	37,775	1,059,589
Westamerica Bancorporation «	34,647	2,063,229
Western Alliance Bancorp †	64,194	3,634,664
		33,306,821

Capital Markets : 0.80%
Golub Capital BDC Incorporated	128,816	2,344,451

Diversified Financial Services : 0.72%
Compass Diversified Holdings	124,735	2,114,258

Insurance : 4.68%
Amerisafe Incorporated	41,558	2,559,973
Brown & Brown Incorporated	63,523	3,268,894
National General Holdings Corporation	154,953	3,043,277
ProAssurance Corporation	32,346	1,848,574
Reinsurance Group of America Incorporated	19,155	2,986,839
		13,707,557

Health Care : 9.41%
Biotechnology : 1.76%
Alder Biopharmaceuticals Incorporated †	73,561	842,273
Flexion Therapeutics Incorporated †«	64,739	1,621,065
Puma Biotechnology Incorporated †	11,317	1,118,685
Repligen Corporation †	43,413	1,575,024
		5,157,047

Health Care Equipment & Supplies : 2.95%
Dentsply Sirona Incorporated	28,415	1,870,559
DexCom Incorporated †«	28,703	1,647,265
K2M Group Holdings Incorporated †	91,691	1,650,438
Masimo Corporation †	8,746	741,661
Sientra Incorporated †«	55,940	786,516
The Cooper Companies Incorporated	6,324	1,377,873
West Pharmaceutical Services Incorporated	5,952	587,284
		8,661,596

2

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 0.49%
Patterson Companies Incorporated «	39,469	$1,426,015

Health Care Technology : 0.27%
Teladoc Incorporated †«	22,916	798,623

Life Sciences Tools & Services : 1.80%
Bio-Techne Corporation	22,782	2,951,408
INC Research Holdings Incorporated Class A †	53,203	2,319,651
		5,271,059

Pharmaceuticals : 2.14%
Akorn Incorporated †	27,339	881,136
Catalent Incorporated †	99,740	4,097,319
Pacira Pharmaceuticals Incorporated †	28,181	1,286,463
		6,264,918

Industrials : 16.49%
Aerospace & Defense : 1.99%
Hexcel Corporation	55,992	3,463,105
Maxar Technologies Limited	36,896	2,373,151
		5,836,256

Airlines : 1.10%
Allegiant Travel Company	20,727	3,207,503

Building Products : 1.59%
Fortune Brands Home & Security Incorporated	32,017	2,191,243
Simpson Manufacturing Company Incorporated	42,766	2,455,196
		4,646,439

Commercial Services & Supplies : 1.03%
Advanced Disposal Services Incorporated †	86,001	2,058,864
Covanta Holding Corporation	17,522	296,122
Knoll Incorporated	29,283	674,680
		3,029,666

Construction & Engineering : 1.86%
Dycom Industries Incorporated †	15,606	1,738,977
Valmont Industries Incorporated	22,448	3,723,001
		5,461,978

Electrical Equipment : 1.09%
Generac Holdings Incorporated †	64,535	3,195,773

Machinery : 4.47%
ESCO Technologies Incorporated	38,727	2,333,302
Franklin Electric Company Incorporated	78,753	3,614,763
IDEX Corporation	20,603	2,718,978
Kornit Digital Limited †«	87,566	1,414,191
Proto Labs Incorporated †	7,681	791,143
REV Group Incorporated	68,706	2,235,006
		13,107,383

Professional Services : 0.78%
On Assignment Incorporated †	35,581	2,286,791

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Road & Rail : 1.01%
Ryder System Incorporated	35,006	$2,946,455

Trading Companies & Distributors : 1.57%
MSC Industrial Direct Company Class A	31,102	3,006,319
Univar Incorporated †	51,687	1,600,230
		4,606,549

Information Technology : 17.12%
Communications Equipment : 1.53%
Acacia Communications Incorporated †«	47,896	1,735,272
Ciena Corporation †	131,473	2,751,730
		4,487,002

Electronic Equipment, Instruments & Components : 1.32%
Fabrinet †	101,321	2,907,913
Novanta Incorporated †	19,224	961,200
		3,869,113

Internet Software & Services : 2.62%
Carbonite Incorporated †	85,728	2,151,773
Match Group Incorporated †«	59,846	1,873,778
Shutterstock Incorporated †«	53,649	2,308,516
Yelp Incorporated †	31,797	1,334,202
		7,668,269

IT Services : 5.38%
Acxiom Corporation †	66,141	1,822,846
CoreLogic Incorporated †	80,000	3,696,800
CSG Systems International Incorporated	52,005	2,278,859
EPAM Systems Incorporated †	31,107	3,341,825
Leidos Holdings Incorporated	39,870	2,574,406
WNS Holdings Limited †	51,275	2,057,666
		15,772,402

Semiconductors & Semiconductor Equipment : 4.10%
Entegris Incorporated	121,991	3,714,626
Integrated Device Technology Incorporated †	66,907	1,989,145
MACOM Technology Solutions Holdings Incorporated †«	37,845	1,231,476
ON Semiconductor Corporation †	156,109	3,268,922
Versum Materials Incorporated	47,647	1,803,439
		12,007,608

Software : 2.17%
Cadence Design Systems Incorporated †	37,784	1,580,127
Fortinet Incorporated †	30,444	1,330,098
PTC Incorporated †	44,366	2,696,122
Verint Systems Incorporated †	18,451	772,174
		6,378,521

Materials : 4.85%
Chemicals : 2.29%
Ashland Global Holdings Incorporated	49,696	3,538,355
Valvoline Incorporated	126,761	3,176,631
		6,714,986

Containers & Packaging : 1.42%
Ardagh Group SA	77,238	1,629,722

4

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name			Shares	Value
Containers & Packaging (continued)
Graphic Packaging Holding Company			163,550	$2,526,848
				4,156,570

Metals & Mining : 1.14%
Pretium Resources Incorporated †«			84,325	962,148
Steel Dynamics Incorporated			55,142	2,378,274
				3,340,422

Real Estate : 5.82%
Equity REITs : 4.70%
Columbia Property Trust Incorporated			64,262	1,474,813
Douglas Emmett Incorporated			47,999	1,970,839
Equity Lifestyle Properties Incorporated			27,433	2,442,086
Gramercy Property Trust Incorporated			89,776	2,393,428
Mid-America Apartment Communities Incorporated			17,867	1,796,706
Terreno Realty Corporation			105,087	3,684,350
				13,762,222

Real Estate Management & Development : 1.12%
HFF Incorporated Class A			24,100	1,172,224
Kennedy Wilson Holdings Incorporated			122,053	2,117,620
				3,289,844

Utilities : 2.80%
Electric Utilities : 1.73%
IDACORP Incorporated			36,927	3,373,651
Portland General Electric Company			37,245	1,697,627
				5,071,278

Multi-Utilities : 0.66%
Vectren Corporation			29,964	1,948,259

Water Utilities : 0.41%
SJW Corporation			18,659	1,191,004

Total Common Stocks (Cost $205,328,060)				273,775,799

		Yield
Short-Term Investments : 11.67%
Investment Companies : 11.67%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57%	16,781,082	16,782,760
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19	17,429,580	17,429,580
Total Short-Term Investments (Cost $34,212,340)				34,212,340

Total investments in securities (Cost $239,540,400)	105.08%			307,988,139
Other assets and liabilities, net	(5.08)			(14,887,220)

Total net assets	100.00%			$293,100,919

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	15,210,362	134,332,745	132,762,025	16,781,082	$16,782,760
Wells Fargo Government Money Market Fund Select Class	13,563,576	85,247,105	81,381,101	17,429,580	17,429,580

					$34,212,340	11.67%

Wells Fargo Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments –December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$38,407,885	$0	$0	$38,407,885
Consumer staples	6,511,654	0	0	6,511,654
Energy	11,821,622	0	0	11,821,622
Financials	51,473,087	0	0	51,473,087
Health care	27,579,258	0	0	27,579,258
Industrials	48,324,793	0	0	48,324,793
Information technology	50,182,915	0	0	50,182,915
Materials	14,211,978	0	0	14,211,978
Real estate	17,052,066	0	0	17,052,066
Utilities	8,210,541	0	0	8,210,541
Short-term investments
Investment companies	17,429,580	0	0	17,429,580
Investments measured at net asset value*				16,782,760

Total assets	$291,205,379	$0	$0	$307,988,139

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $16,782,760 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.81%
Consumer Discretionary : 14.39%
Hotels, Restaurants & Leisure : 6.18%
Bloomin’ Brands Incorporated	566,600	$12,091,244
Century Casinos Incorporated †	1,241,800	11,337,634
Peak Resorts Incorporated	100	540
Scientific Games Corporation Class A †	44,900	2,303,370
The Wendy’s Company	665,200	10,922,584
		36,655,372

Household Durables : 7.46%
Cavco Industries Incorporated †	148,500	22,661,100
Nobility Homes Incorporated (a)	64,300	1,286,000
Skyline Corporation †(l)	554,769	7,128,782
Taylor Morrison Home Corporation Class A †	248,800	6,088,136
The New Home Company Incorporated †	563,700	7,063,161
		44,227,179

Textiles, Apparel & Luxury Goods : 0.75%
G-III Apparel Group Limited †	120,200	4,434,178

Consumer Staples : 0.56%
Food Products : 0.56%
Amira Nature Foods Limited †	803,200	3,349,344

Energy : 7.48%
Energy Equipment & Services : 2.90%
CARBO Ceramics Incorporated †	498,800	5,077,784
Newpark Resources Incorporated †	720,100	6,192,860
Parker Drilling Company †	769,000	769,000
PHI Incorporated (non-voting) †	110,800	1,281,956
Smart Sand Incorporated †	446,700	3,868,422
		17,190,022

Oil, Gas & Consumable Fuels : 4.58%
Navigator Holdings Limited †	934,800	9,207,780
Oasis Petroleum Incorporated †	551,400	4,637,274
Paramount Resources Limited Class A	183,120	2,866,634
Range Resources Corporation	306,100	5,222,066
Sanchez Energy Corporation †	986,500	5,238,315
		27,172,069

Financials : 28.94%
Banks : 18.23%
Ameris Bancorp	135,300	6,521,460
BankUnited Incorporated	424,200	17,273,424
CenterState Banks Incorporated	495,600	12,751,788
First Horizon National Corporation	392,800	7,852,072
Hanmi Financial Corporation	178,100	5,405,335
Hilltop Holdings Incorporated	217,500	5,509,275
Hope Bancorp Incorporated	708,700	12,933,775
IBERIABANK Corporation	160,700	12,454,250
LegacyTexas Financial Group	208,900	8,817,669
Sterling BanCorp	111,300	2,737,980
The Bancorp Incorporated †	1,343,500	13,273,780
Valley National Bancorp	229,600	2,576,112
		108,106,920

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Small Cap Value Fund

Security name	Shares	Value
Capital Markets : 0.34%
Medley Management Incorporated Class A (l)	307,500	$1,998,750

Consumer Finance : 3.59%
Enova International Incorporated †	1,401,400	21,301,280

Insurance : 5.30%
Argo Group International Holdings Limited	110,000	6,781,500
First Acceptance Corporation †	83,100	98,889
James River Group Holdings Limited	109,800	4,393,098
National General Holdings Corporation	1,024,700	20,125,108
		31,398,595

Mortgage REITs : 1.17%
Redwood Trust Incorporated	469,900	6,963,918

Thrifts & Mortgage Finance : 0.31%
Essent Group Limited †	42,700	1,854,034

Health Care : 7.52%
Health Care Equipment & Supplies : 0.43%
Hologic Incorporated †	27,200	1,162,800
Lantheus Holdings Incorporated †	61,200	1,251,540
OraSure Technologies Incorporated †	6,800	128,248
		2,542,588

Health Care Providers & Services : 4.09%
Cross Country Healthcare Incorporated †	1,079,000	13,768,040
Tivity Health Incorporated †	287,100	10,493,505
		24,261,545

Health Care Technology : 2.29%
Allscripts Healthcare Solutions Incorporated †	584,500	8,504,475
Omnicell Incorporated †	104,600	5,073,100
		13,577,575

Pharmaceuticals : 0.71%
Prestige Brands Holdings Incorporated †	94,600	4,201,186

Industrials : 10.22%
Air Freight & Logistics : 0.37%
Atlas Air Worldwide Holdings Incorporated †	37,400	2,193,510

Building Products : 1.69%
Armstrong Flooring Incorporated †	344,700	5,832,324
CSW Industrials Incorporated †	90,600	4,163,070
		9,995,394

Commercial Services & Supplies : 2.88%
ABM Industries Incorporated	25,400	958,088
ACCO Brands Corporation †	1,073,700	13,099,140
Healthcare Services Group Incorporated	57,900	3,052,488
		17,109,716

Construction & Engineering : 0.92%
Bird Construction Incorporated (a)	194,200	1,565,581
IES Holdings Incorporated †	142,800	2,463,300

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
Tutor Perini Corporation †	55,400	$1,404,390
		5,433,271

Electrical Equipment : 0.30%
Babcock & Wilcox Enterprises Incorporated †	315,260	1,790,677

Machinery : 2.26%
Actuant Corporation Class A	97,900	2,476,870
Freightcar America Incorporated	347,300	5,931,884
Mueller Water Products Incorporated Class A	398,900	4,998,217
		13,406,971

Professional Services : 1.09%
Hill International Incorporated †	1,190,660	6,489,097

Trading Companies & Distributors : 0.71%
Applied Industrial Technologies Incorporated	62,000	4,222,200

Information Technology : 11.58%
Communications Equipment : 1.96%
Finisar Corporation †	322,300	6,558,805
Harmonic Incorporated †	1,210,800	5,085,360
		11,644,165

Electronic Equipment, Instruments & Components : 4.29%
Coherent Incorporated †	57,600	16,255,872
OSI Systems Incorporated †	142,100	9,148,398
		25,404,270

Software : 0.03%
Synchronoss Technologies Incorporated †	19,700	176,118

Technology Hardware, Storage & Peripherals : 5.30%
Cray Incorporated †	767,700	18,578,340
Diebold Nixdorf Incorporated	430,700	7,041,945
Quantum Corporation †	1,033,100	5,816,353
		31,436,638

Materials : 14.54%
Containers & Packaging : 0.33%
Intertape Polymer Group Incorporated	112,500	1,919,250

Metals & Mining : 14.21%
Agnico Eagle Mines Limited	11,300	521,834
Carpenter Technology Corporation	91,400	4,660,486
Eldorado Gold Corporation	1,242,600	1,776,918
Haynes International Incorporated	201,500	6,458,075
Nevsun Resources Limited	2,059,200	5,024,448
NovaGold Resources Incorporated †	956,700	3,759,831
Olympic Steel Incorporated	95,300	2,047,997
Randgold Resources Limited ADR	230,400	22,784,256
Royal Gold Incorporated	55,300	4,541,236
Ryerson Holding Corporation †	329,200	3,423,680
Sandstorm Gold Limited †	2,657,000	13,258,430
Schnitzer Steel Industry	279,500	9,363,250
SSR Mining Incorporated †	188,700	1,658,673
Tahoe Resources Incorporated	527,900	2,528,641

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Small Cap Value Fund

Security name				Shares	Value
Metals & Mining (continued)
TimkenSteel Corporation †				163,200	$2,479,007
					84,286,762

Real Estate : 1.64%
Equity REITs : 1.64%
UMH Properties Incorporated				652,200	9,717,780

Telecommunication Services : 1.94%
Diversified Telecommunication Services : 1.94%
Cincinnati Bell Incorporated †				551,300	11,494,605

Total Common Stocks (Cost $439,184,904)					585,954,979

Exchange-Traded Funds : 1.41%
SPDR S&P Regional Banking ETF				28,187	1,658,805
VanEck Vectors Gold Miners ETF				181,451	4,216,921
VanEck Vectors Junior Gold Miners ETF				72,683	2,480,671
Total Exchange-Traded Funds (Cost $7,958,660)					8,356,397

			Expiration date
Warrants : 0.00%
Health Care : 0.00%
Health Care Equipment & Supplies : 0.00%
ReShape Lifesciences Incorporated †(a)			2-27-2018	48,280	0

Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 0.06%
Investment Companies : 0.06%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19%		353,776	353,776

Total Short-Term Investments (Cost $353,776)					353,776

Total investments in securities (Cost $447,497,340)	100.28%				594,665,152
Other assets and liabilities, net	(0.28)				(1,664,383)

Total net assets	100.00%				$593,000,769

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Consumer Discretionary
Hotels, Restaurants, & Leisure
Century Casinos Incorporated*	1,762,300	117,600	638,100	1,241,800	$11,337,634
Household durables
Skyline Corporation	815,200	12,669	273,100	554,769	7,128,782
Financials
Capital markets
Medley Management Incorporated Class A	454,000	14,100	160,600	307,500	1,998,750
					20,465,166	3.45%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	85,665,191	123,362,003	208,673,418	353,776	353,776	0.06%

					$20,818,942	3.51%

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$84,030,729	$1,286,000	$0	$85,316,729
Consumer staples	3,349,344	0	0	3,349,344
Energy	44,362,091	0	0	44,362,091
Financials	171,623,497	0	0	171,623,497
Health care	44,582,894	0	0	44,582,894
Industrials	59,075,255	1,565,581	0	60,640,836
Information technology	68,661,191	0	0	68,661,191
Materials	84,286,762	1,919,250	0	86,206,012
Real estate	9,717,780	0	0	9,717,780
Telecommunication services	11,494,605	0	0	11,494,605
Exchange-traded funds	8,356,397	0	0	8,356,397
Warrants
Health care	0	0	0	0
Short-term investments
Investment companies	353,776	0	0	353,776

Total assets	$589,894,321	$4,770,831	$0	$594,665,152

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 92.71%
Consumer Discretionary : 8.99%
Diversified Consumer Services : 0.13%
Liberty Tax Incorporated	270,146	$2,971,606

Hotels, Restaurants & Leisure : 3.47%
Denny’s Corporation †	2,663,018	35,258,358
DineEquity Incorporated «	340,100	17,253,273
The Wendy’s Company	1,436,100	23,580,762
		76,092,393

Household Durables : 1.55%
Dixie Group Incorporated †	706,635	2,720,545
Helen of Troy Limited †	324,700	31,284,845
		34,005,390

Leisure Products : 0.10%
Vista Outdoor Incorporated †	154,500	2,251,065

Media : 1.31%
A.H. Belo Corporation Class A (l)	1,349,350	6,476,880
Gannett Company Incorporated	662,421	7,677,459
New Media Investment Group Incorporated	874,043	14,666,442
		28,820,781

Specialty Retail : 1.15%
Christopher & Banks Corporation «†	1,070,348	1,359,342
Guess? Incorporated «	571,750	9,651,140
Signet Jewelers Limited «	86,400	4,885,920
The Buckle Incorporated «	393,800	9,352,750
		25,249,152

Textiles, Apparel & Luxury Goods : 1.28%
Delta Apparel Incorporated †(l)	451,492	9,120,138
Steven Madden Limited †	405,600	18,941,520
		28,061,658

Consumer Staples : 6.51%
Beverages : 0.92%
Cott Corporation	1,211,900	20,190,254

Food & Staples Retailing : 0.40%
SUPERVALU Incorporated †	410,903	8,875,505

Food Products : 2.39%
Hostess Brands Incorporated †	391,523	5,798,456
Nomad Foods Limited †	1,803,724	30,500,973
TreeHouse Foods Incorporated †	325,085	16,078,704
		52,378,133

Household Products : 2.80%
Central Garden & Pet Company †	525,580	20,455,574
Energizer Holdings Incorporated	267,600	12,839,448
HRG Group Incorporated †	1,669,400	28,296,330
		61,591,352

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Energy : 5.24%
Energy Equipment & Services : 3.44%
C&J Energy Services Incorporated †	428,900	$14,355,283
Frank’s International NV «	545,243	3,625,866
Oil States International Incorporated †	516,700	14,622,610
Patterson-UTI Energy Incorporated	1,033,900	23,790,039
Tetra Technologies Incorporated †	2,153,800	9,196,726
US Silica Holdings Incorporated	303,600	9,885,216
		75,475,740

Oil, Gas & Consumable Fuels : 1.80%
QEP Resources Incorporated †	1,075,300	10,290,621
WPX Energy Incorporated †	2,077,168	29,225,754
		39,516,375

Financials : 17.14%
Banks : 8.49%
Associated Banc-Corp	1,150,600	29,225,240
First Citizens BancShares Corporation Class A	135,110	54,449,330
Hancock Holding Company	507,800	25,136,100
Renasant Corporation	788,168	32,228,190
UMB Financial Corporation	628,986	45,236,673
		186,275,533

Capital Markets : 3.37%
Apollo Investment Corporation	2,108,866	11,936,182
Artisan Partners Asset Management Incorporated Class A	666,701	26,334,690
New Mountain Finance Corporation	791,100	10,719,405
Westwood Holdings Group Incorporated	376,727	24,943,095
		73,933,372

Insurance : 4.56%
Aspen Insurance Holdings Limited	356,500	14,473,900
ProAssurance Corporation	507,394	28,997,567
Stewart Information Services Corporation	452,900	19,157,670
Validus Holdings Limited	800,800	37,573,536
		100,202,673

Mortgage REITs : 0.72%
Apollo Commercial Real Estate Finance Incorporated «	859,237	15,852,923

Health Care : 5.62%
Health Care Equipment & Supplies : 2.31%
Analogic Corporation	394,699	33,056,041
Haemonetics Corporation †	302,600	17,575,008
		50,631,049

Health Care Providers & Services : 1.73%
AMN Healthcare Services Incorporated †	285,700	14,070,725
Owens & Minor Incorporated	170,700	3,222,816
Patterson Companies Incorporated «	571,600	20,651,908
		37,945,449

Life Sciences Tools & Services : 0.17%
Cambrex Corporation †	76,300	3,662,400

Pharmaceuticals : 1.41%
Innoviva Incorporated †	987,702	14,015,491

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Prestige Brands Holdings Incorporated †	383,600	$17,035,676
		31,051,167

Industrials : 20.01%
Building Products : 3.91%
CSW Industrials Incorporated †	625,012	28,719,301
Simpson Manufacturing Company Incorporated	995,095	57,128,404
		85,847,705

Commercial Services & Supplies : 5.10%
ACCO Brands Corporation †	1,214,411	14,815,814
Brady Corporation Class A	554,074	20,999,405
Deluxe Corporation	369,000	28,353,960
Ennis Incorporated (l)	1,303,420	27,045,965
LSC Communications Incorporated	197,324	2,989,459
Viad Corporation	322,050	17,841,570
		112,046,173

Electrical Equipment : 1.83%
Atkore International Incorporated †	941,392	20,192,858
EnerSys	288,435	20,083,729
		40,276,587

Machinery : 7.94%
Douglas Dynamics Incorporated	757,270	28,624,806
Franklin Electric Company Incorporated	709,836	32,581,472
Global Brass & Copper Holdings Incorporated	497,896	16,480,358
Hillenbrand Incorporated	566,644	25,328,987
Kadant Incorporated	248,562	24,955,625
Mueller Industries Incorporated	1,306,073	46,274,166
		174,245,414

Professional Services : 1.23%
Korn/Ferry International	652,232	26,989,360

Information Technology : 8.78%
Communications Equipment : 0.98%
NETGEAR Incorporated †	367,502	21,590,743

Electronic Equipment, Instruments & Components : 3.47%
AVX Corporation	832,100	14,395,330
Badger Meter Incorporated	181,931	8,696,302
Novanta Incorporated †	720,245	36,012,250
Orbotech Limited †	338,330	16,997,699
		76,101,581

IT Services : 3.47%
Conduent Incorporated †	810,200	13,092,832
DST Systems Incorporated	670,000	41,586,900
Sykes Enterprises Incorporated †	684,600	21,530,670
		76,210,402

Semiconductors & Semiconductor Equipment : 0.31%
DSP Group Incorporated †	533,415	6,667,688

Technology Hardware, Storage & Peripherals : 0.55%
Glassbridge Enterprises Incorporated †(l)	305,221	283,856

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NCR Corporation †	347,400	$11,808,126
		12,091,982

Materials : 14.28%
Chemicals : 6.50%
A. Schulman Incorporated	355,958	13,259,436
Ingevity Corporation †	73,600	5,186,592
Innospec Incorporated	643,991	45,465,765
KMG Chemicals Incorporated	371,326	24,537,222
PolyOne Corporation	256,500	11,157,750
PQ Group Holdings Incorporated †	412,673	6,788,471
Quaker Chemical Corporation	100,690	15,183,045
Sensient Technologies Corporation	290,100	21,220,815
		142,799,096

Construction Materials : 1.83%
Eagle Materials Incorporated	355,400	40,266,820

Containers & Packaging : 1.49%
Silgan Holdings Incorporated	1,110,742	32,644,707

Metals & Mining : 0.95%
Compass Minerals International Incorporated «	289,000	20,880,250

Paper & Forest Products : 3.51%
Neenah Paper Incorporated	586,820	53,195,233
Schweitzer-Mauduit International Incorporated	525,087	23,817,946
		77,013,179

Real Estate : 4.22%
Equity REITs : 3.54%
Acadia Realty Trust	262,600	7,184,736
Gramercy Property Trust Incorporated	833,838	22,230,121
LaSalle Hotel Properties	1,106,500	31,059,455
Washington Real Estate Investment Trust	554,357	17,251,590
		77,725,902

Real Estate Management & Development : 0.68%
Jones Lang LaSalle Incorporated	99,700	14,848,321

Telecommunication Services : 0.25%
Diversified Telecommunication Services : 0.25%
Consolidated Communications Holdings Incorporated	452,424	5,515,049

Utilities : 1.67%
Electric Utilities : 1.67%
Hawaiian Electric Industries Incorporated	1,014,436	36,671,861

Total Common Stocks (Cost $1,664,592,508)		2,035,466,790

Exchange-Traded Funds : 1.35%
iShares Russell 2000 Index ETF	194,300	29,622,978

Total Exchange-Traded Funds (Cost $28,782,430)		29,622,978

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name		Dividend yield	Shares	Value
Preferred Stocks : 0.44%
Financials : 0.44%
Diversified Financial Services : 0.44%
Steel Partners Holdings LP «		6.03	453,550	$9,597,115

Total Preferred Stocks (Cost $11,398,217)				9,597,115

		Yield
Short-Term Investments : 9.55%
Investment Companies : 9.55%
Securities Lending Cash Investment LLC (l)(r)(u)		1.57	88,802,762	88,811,642
Wells Fargo Government Money Market Fund Select Class (l)(u)#		1.19	120,932,061	120,932,061
Total Short-Term Investments (Cost $209,743,703)				209,743,703

Total investments in securities (Cost $1,914,516,858)	104.05%			2,284,430,586
Other assets and liabilities, net	(4.05)			(88,829,372)

Total net assets	100.00%			$2,195,601,214

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
LP	Limited partnership
REIT	Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	409	3-16-2018	$31,047,442	$31,421,425	$373,983	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Consumer discretionary
Media
A.H. Belo Corporation Class A	1,289,840	59,510	0	1,349,350	$6,476,880
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated	440,392	11,100	0	451,492	9,120,138
Industrials
Commercial Services & Supplies
Ennis Incorporated	1,285,320	20,900	2,800	1,303,420	27,045,965
Information Technology
Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated	305,221	0	0	305,221	283,856
					42,926,839	1.96%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	48,035,648	323,619,592	282,852,478	88,802,762	88,811,642
Wells Fargo Government Money Market Fund Select Class	129,441,277	340,048,827	348,558,043	120,932,061	120,932,061
					209,743,703	9.55

					$252,670,542	11.51%

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$197,452,045	$0	$0	$197,452,045
Consumer staples	143,035,244	0	0	143,035,244
Energy	114,992,115	0	0	114,992,115
Financials	376,264,501	0	0	376,264,501
Health care	123,290,065	0	0	123,290,065
Industrials	439,405,239	0	0	439,405,239
Information technology	192,662,396	0	0	192,662,396
Materials	313,604,052	0	0	313,604,052
Real estate	92,574,223	0	0	92,574,223
Telecommunication services	5,515,049	0	0	5,515,049
Utilities	36,671,861	0	0	36,671,861
Exchange-traded funds	29,622,978	0	0	29,622,978
Preferred stocks
Financials	9,597,115	0	0	9,597,115
Short-term investments
Investment companies	120,932,061	0	0	120,932,061
Investments measured at net asset value*				88,811,642

Total assets	$2,195,618,944	$0	$0	$2,284,430,586

Liabilities
Futures contracts	$267,895	$0	$0	$267,895

Total liabilities	$267,895	$0	$0	$267,895

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $88,811,642 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.39%
Consumer Discretionary : 16.36%
Auto Components : 3.05%
Horizon Global Corporation †	90,000	$1,261,800
Motorcar Parts of America Incorporated †	65,000	1,624,350
		2,886,150

Hotels, Restaurants & Leisure : 10.75%
BJ’s Restaurants Incorporated	10,000	364,000
Boyd Gaming Corporation	72,000	2,523,600
Cedar Fair Entertainment Company	24,000	1,559,760
Dave & Buster’s Entertainment Incorporated †	21,000	1,158,570
Papa John’s International Incorporated «	11,000	617,210
Planet Fitness Incorporated Class A †	70,000	2,424,100
Sonic Corporation «	55,000	1,511,400
		10,158,640

Household Durables : 0.24%
TopBuild Corporation †	3,000	227,220

Internet & Direct Marketing Retail : 2.32%
Shutterfly Incorporated †	44,000	2,189,000

Consumer Staples : 2.61%
Food Products : 2.61%
Freshpet Incorporated «†	130,000	2,463,500

Energy : 0.67%
Energy Equipment & Services : 0.67%
Aspen Aerogels Incorporated †	130,000	634,400

Financials : 7.50%
Banks : 2.21%
Heartland Financial USA Incorporated	39,000	2,092,350

Consumer Finance : 2.23%
Green Dot Corporation Class A †	35,000	2,109,100

Insurance : 1.57%
Stewart Information Services Corporation	35,000	1,480,500

Thrifts & Mortgage Finance : 1.49%
Bofi Holding Incorporated «†	30,000	897,000
LendingTree Incorporated «†	1,500	510,675
		1,407,675

Health Care : 21.65%
Biotechnology : 2.89%
ACADIA Pharmaceuticals Incorporated «†	7,500	225,825
Emergent BioSolutions Incorporated †	18,000	836,460
Ligand Pharmaceuticals Incorporated †	5,000	684,650
Repligen Corporation †	27,000	979,560
		2,726,495

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 4.81%
Globus Medical Incorporated †	26,000	$1,068,600
Halyard Health Incorporated †	38,000	1,754,840
Inogen Incorporated †	11,000	1,309,880
Nevro Corporation †	6,000	414,240
		4,547,560

Health Care Providers & Services : 7.51%
AMN Healthcare Services Incorporated †	67,000	3,299,750
Ensign Group Incorporated	80,000	1,776,000
LHC Group Incorporated †	33,000	2,021,250
		7,097,000

Health Care Technology : 1.68%
Medidata Solutions Incorporated †	25,000	1,584,250

Life Sciences Tools & Services : 3.26%
Charles River Laboratories International Incorporated †	15,000	1,641,750
INC Research Holdings Incorporated Class A †	33,000	1,438,800
		3,080,550

Pharmaceuticals : 1.50%
Horizon Pharma plc †	35,000	511,000
Intersect ENT Incorporated †	28,000	907,200
		1,418,200

Industrials : 20.41%
Commercial Services & Supplies : 6.45%
Deluxe Corporation	35,000	2,689,400
Healthcare Services Group Incorporated	45,000	2,372,400
Mobile Mini Incorporated	30,000	1,035,000
		6,096,800

Electrical Equipment : 2.62%
Generac Holdings Incorporated †	50,000	2,476,000

Machinery : 5.13%
Astec Industries Incorporated	20,000	1,170,000
Franklin Electric Company Incorporated	27,000	1,239,300
REV Group Incorporated	35,000	1,138,550
Rexnord Corporation †	50,000	1,301,000
		4,848,850

Professional Services : 3.09%
WageWorks Incorporated †	47,020	2,915,240

Road & Rail : 1.50%
Saia Incorporated †	20,000	1,415,000

Trading Companies & Distributors : 1.62%
Siteone Landscape Supply Incorporated †	20,000	1,534,000

Information Technology : 23.10%
Communications Equipment : 1.37%
NETGEAR Incorporated †	22,000	1,292,500

2

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name		Shares	Value
Electronic Equipment, Instruments & Components : 2.74%
Littelfuse Incorporated		7,500	$1,483,650
Methode Electronics Incorporated		10,000	401,000
VeriFone Systems Incorporated †		40,000	708,400
			2,593,050

Internet Software & Services : 5.95%
2U Incorporated †		10,000	645,100
Cimpress NV «†		10,000	1,198,800
LogMeIn Incorporated		15,000	1,717,500
The Trade Desk Incorporated «†		45,000	2,057,850
			5,619,250

IT Services : 5.05%
Blackhawk Network Incorporated †		80,000	2,852,000
EPAM Systems Incorporated †		10,000	1,074,300
Euronet Worldwide Incorporated †		10,000	842,700
			4,769,000

Semiconductors & Semiconductor Equipment : 3.35%
Advanced Energy Industries Incorporated †		25,000	1,687,000
Integrated Device Technology Incorporated †		27,000	802,710
Monolithic Power Systems Incorporated		6,000	674,160
			3,163,870

Software : 4.64%
Bottomline Technologies (de) Incorporated †		35,000	1,213,800
Ellie Mae Incorporated «†		6,000	536,400
PTC Incorporated †		11,000	668,470
Rapid7 Incorporated †		70,000	1,306,200
RealPage Incorporated †		15,000	664,500
			4,389,370

Materials : 2.58%
Construction Materials : 2.58%
Summit Materials Incorporated Class A †		77,700	2,442,872

Telecommunication Services : 1.51%
Diversified Telecommunication Services : 1.51%
ORBCOMM Incorporated †		140,000	1,425,200

Total Common Stocks (Cost $70,824,105)			91,083,592

Exchange-Traded Funds : 1.80%
SPDR S&P Biotech ETF «		20,000	1,697,400

Total Exchange-Traded Funds (Cost $1,396,134)			1,697,400

	Yield
Short-Term Investments : 11.59%
Investment Companies : 11.59%
Securities Lending Cash Investment LLC (l)(r)(u)	1.57%	9,080,080	9,080,988

3

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19%	1,870,572	$1,870,572
Total Short-Term Investments (Cost $10,951,560)				10,951,560

Total investments in securities (Cost $83,171,799)	109.78%			103,732,552
Other assets and liabilities, net	(9.78)			(9,240,766)

Total net assets	100.00%			$94,491,786

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
SPDR	Standard & Poor’s Depositary Receipts

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	11,600,829	46,147,965	48,668,714	9,080,080	$9,080,988
Wells Fargo Government Money Market Fund Select Class	3,170,531	18,989,805	20,289,764	1,870,572	1,870,572

					$10,951,560	11.59%

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$15,461,010	$0	$0	$15,461,010
Consumer staples	2,463,500	0	0	2,463,500
Energy	634,400	0	0	634,400
Financials	7,089,625	0	0	7,089,625
Health care	20,454,055	0	0	20,454,055
Industrials	19,285,890	0	0	19,285,890
Information technology	21,827,040	0	0	21,827,040
Materials	2,442,872	0	0	2,442,872
Telecommunication services	1,425,200	0	0	1,425,200
Exchange-traded funds	1,697,400	0	0	1,697,400
Short-term investments
Investment companies	1,870,572	0	0	1,870,572
Investments measured at net asset value*				9,080,988

Total assets	$94,651,564	$0	$0	$103,732,552

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $9,080,988 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Precious Metals Fund	Consolidated portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.37%
Australia : 4.83%
Evolution Mining Limited (Materials, Metals & Mining)	1,500,000	$3,101,495
Newcrest Mining Limited (Materials, Metals & Mining)	772,294	13,750,936
		16,852,431

Canada : 63.35%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	230,164	10,628,974
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,616,300
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	212,370	9,805,851
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,498,980	9,766,624
B2Gold Corporation (Materials, Metals & Mining) †	6,900,000	21,298,329
Barrick Gold Corporation (Materials, Metals & Mining)	579,083	8,379,331
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	350,000	1,793,158
Continental Gold Incorporated (Materials, Metals & Mining) †	800,000	2,151,154
Detour Gold Corporation (Materials, Metals & Mining) †	521,057	6,126,669
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †144A	525,000	6,173,031
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †	90,000	1,058,234
Endeavour Mining Corporation (Materials, Metals & Mining) †	500,000	10,194,909
Fortuna Silver Mines Incorporated (Materials, Metals & Mining) †	500,000	2,609,387
Franco-Nevada Corporation (Materials, Metals & Mining)	5,000	399,602
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	142,948	11,424,468
Goldcorp Incorporated (Materials, Metals & Mining)	607,454	7,746,609
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	300,694	3,839,862
IAMGOLD Corporation (Materials, Metals & Mining) †	1,300,000	7,580,748
Kinross Gold Corporation (Materials, Metals & Mining) †	4,125,553	17,788,781
Kirkland Lake Gold Limited (Materials, Metals & Mining)	700,000	10,731,106
Mag Silver Corporation (Materials, Metals & Mining) †	610,000	7,531,583
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining) †	100,000	1,234,686
OceanaGold Corporation (Materials, Metals & Mining)	1,000,000	2,569,610
Osisko Gold Royalties Limited (Materials, Metals & Mining)	306,700	3,542,788
Osisko Mining Incorporated (Materials, Metals & Mining) †	400,000	1,078,759
Pan American Silver Corporation (Materials, Metals & Mining)	200,000	3,112,000
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)	80,000	24,185
Pretium Resources Incorporated (Materials, Metals & Mining) †	1,055,000	12,035,561
Roxgold Incorporated (Materials, Metals & Mining) †	1,100,000	1,225,139
Semafo Incorporated (Materials, Metals & Mining) †	3,860,400	10,963,905
SSR Mining Incorporated (Materials, Metals & Mining) †	500,000	4,395,000
Tahoe Resources Incorporated (Materials, Metals & Mining)	84,820	406,893
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	1,343,198
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	300,000	2,847,255
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †144A	185,000	1,755,807
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †	266,250	2,526,939
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	286,301
Wheaton Precious Metals Corporation-U.S. Exchnage Traded Shares (Materials, Metals & Mining)	515,000	11,396,950
Yamana Gold Incorporated (Materials, Metals & Mining)	550,000	1,715,195
		221,104,881

South Africa : 2.21%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	755,591	7,699,471

United Kingdom : 13.68%
Centamin plc (Materials, Metals & Mining)	1,200,000	2,564,746
Fresnillo plc (Materials, Metals & Mining)	650,000	12,540,876
Hochschild Mining plc (Materials, Metals & Mining)	1,526,470	5,440,947
Randgold Resources Limited ADR (Materials, Metals & Mining)	275,000	27,194,750
		47,741,319

1

Consolidated portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Shares	Value
United States : 11.30%
Newmont Mining Corporation (Materials, Metals & Mining)			595,455	$22,341,472
Royal Gold Incorporated (Materials, Metals & Mining)			208,436	17,116,764
				39,458,236

Total Common Stocks (Cost $242,094,638)				332,856,338

			Troy ounces
Commodities : 3.62%
Gold Bullion †**			9,690	12,629,524

Total Commodities (Cost $5,772,407)				12,629,524

		Yield	Shares
Short-Term Investments : 1.09%
Investment Companies : 1.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19%	3,793,716	3,793,716

Total Short-Term Investments (Cost $3,793,716)				3,793,716

Total investments in securities (Cost $251,660,761)	100.08%			349,279,578
Other assets and liabilities, net	(0.08)			(281,678)

Total net assets	100.00%			$348,997,900

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	11,654,511	88,819,456	96,680,251	3,793,716	$3,793,716	1.09%

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – December 31, 2017 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2017, the Subsidiary held $12,629,524 in gold bullion representing 100.33% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2017, the Fund held $12,588,530 in the Subsidiary, representing 3.61% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$16,852,431	$0	$0	$16,852,431
Canada	192,154,875	28,950,006	0	221,104,881
South Africa	7,699,471	0	0	7,699,471
United Kingdom	47,741,319	0	0	47,741,319
United States	39,458,236	0	0	39,458,236
Commodities	12,629,524	0	0	12,629,524
Short-term investments
Investment companies	3,793,716	0	0	3,793,716

Total assets	$320,329,572	$28,950,006	$0	$349,279,578

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.87%
Consumer Discretionary : 7.95%
Automobiles : 1.02%
Tesla Motors Incorporated †	13,490	$4,200,112

Internet & Direct Marketing Retail : 6.93%
Amazon.com Incorporated †	17,440	20,395,557
JD.com Incorporated ADR †	690	28,580
Netflix Incorporated †	42,540	8,165,978
		28,590,115

Health Care : 0.45%
Health Care Technology : 0.45%
Veeva Systems Incorporated Class A †	33,640	1,859,619

Industrials : 0.11%
Professional Services : 0.11%
51Job Incorporated ADR «†	7,595	462,156

Information Technology : 88.36%
Communications Equipment : 5.31%
Arista Networks Incorporated †	52,270	12,313,767
Palo Alto Networks Incorporated †	66,350	9,616,769
		21,930,536

Electronic Equipment, Instruments & Components : 1.96%
CDW Corporation of Delaware	44,600	3,099,254
Cognex Corporation	21,815	1,334,205
IPG Photonics Corporation †	17,085	3,658,411
		8,091,870

Internet Software & Services : 15.09%
Alibaba Group Holding Limited ADR †	41,690	7,188,607
Alphabet Incorporated Class A †	8,615	9,075,041
Alphabet Incorporated Class C †	6,010	6,288,864
Baidu Incorporated ADR †	21,830	5,112,804
Facebook Incorporated Class A †	122,690	21,649,875
MercadoLibre Incorporated	3,955	1,244,480
MuleSoft Incorporated Class A †	7,044	163,843
NetEase Incorporated ADR	6,655	2,296,441
Okta Incorporated †	98,865	2,531,933
Tencent Holdings Limited	83,200	4,323,544
Yandex NV Class A †	43,990	1,440,673
Yelp Incorporated †	22,695	952,282
		62,268,387

IT Services : 9.66%
Amadeus IT Holding SA Class A	15,090	1,088,335
Cognizant Technology Solutions Corporation Class A	33,365	2,369,582
DXC Technology Company	145,855	13,841,640
Fidelity National Information Services Incorporated	3,290	309,556
Global Payments Incorporated	29,745	2,981,639
MasterCard Incorporated Class A	8,940	1,353,158
PayPal Holdings Incorporated †	13,580	999,760
Square Incorporated Class A «†	350,295	12,144,728
Total System Services Incorporated	41,605	3,290,539
Vantiv Incorporated Class A «†	6,545	481,385

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Specialized Technology Fund

Security name		Shares	Value
IT Services (continued)
Visa Incorporated Class A		8,690	$990,834
			39,851,156

Semiconductors & Semiconductor Equipment : 15.46%
ams AG		11,235	1,019,791
Applied Materials Incorporated		124,670	6,373,130
ASML Holding NV		5,780	1,004,680
Broadcom Limited		25,685	6,598,477
Cree Incorporated †		14,560	540,758
Infineon Technologies AG		170,700	4,676,934
Lam Research Corporation		37,250	6,856,608
Marvell Technology Group Limited		410,230	8,807,638
Microchip Technology Incorporated		106,245	9,336,811
Micron Technology Incorporated †		237,885	9,781,831
NVIDIA Corporation		31,445	6,084,608
Teradyne Incorporated		64,365	2,694,963
			63,776,229

Software : 28.80%
Adobe Systems Incorporated †		3,595	629,988
Autodesk Incorporated †		8,775	919,883
Electronic Arts Incorporated †		9,205	967,077
Guidewire Software Incorporated †		5,985	444,446
HubSpot Incorporated †		5,735	506,974
Micro Focus International plc		57,345	1,953,418
Microsoft Corporation		297,965	25,487,928
Nintendo Company Limited		2,500	913,912
Paycom Software Incorporated «†		113,285	9,100,184
Proofpoint Incorporated †		117,435	10,429,402
Red Hat Incorporated †		42,360	5,087,436
Salesforce.com Incorporated †		114,145	11,669,043
ServiceNow Incorporated †		116,650	15,209,994
Sophos Group plc 144A		931,130	7,165,846
Splunk Incorporated †		6,250	517,750
Tableau Software Incorporated Class A †		17,430	1,206,156
Take-Two Interactive Software Incorporated †		57,240	6,283,807
Temenos Group AG		13,720	1,759,967
VMware Incorporated Class A «†		66,835	8,375,762
Workday Incorporated Class A †		100,185	10,192,822
			118,821,795

Technology Hardware, Storage & Peripherals : 12.08%
Apple Incorporated		159,740	27,032,800
HP Incorporated		48,535	1,019,720
NetApp Incorporated		285,270	15,781,136
Pure Storage Incorporated Class A †		95,505	1,514,709
Samsung Electronics Company Limited		1,894	4,507,881
			49,856,246

Total Common Stocks (Cost $267,380,526)			399,708,221

	Yield
Short-Term Investments : 9.26%
Investment Companies : 9.26%
Securities Lending Cash Investment LLC (l)(r)(u)	1.57%	25,638,109	25,640,673
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.19	12,546,078	12,546,078
Total Short-Term Investments (Cost $38,186,751)			38,186,751

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2017 (unaudited)

		Value
Total investments in securities (Cost $305,567,277)	106.13%	$437,894,972
Other assets and liabilities, net	(6.13)	(25,278,507)

Total net assets	100.00%	$412,616,465

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Invesstments
Investment Companies
Securities Lending Cash Investment LLC	10,457,879	185,265,512	170,085,282	25,638,109	$25,640,673
Wells Fargo Government Money Market Fund Select Class	15,382,494	106,224,184	109,060,600	12,546,078	12,546,078

					$38,186,751	9.26%

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,790,227	$0	$0	$32,790,227
Health care	1,859,619	0	0	1,859,619
Industrials	462,156	0	0	462,156
Information technology	364,596,219	0	0	364,596,219
Short-term investments
Investment companies	12,546,078	0	0	12,546,078
Investments measured at net asset value*				25,640,673

Total assets	$412,254,299	$0	$0	$437,894,972

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $25,640,673 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.07%
Consumer Discretionary : 4.64%
Media : 4.64%
Comcast Corporation Class A	450,200	$18,030,510

Industrials : 0.43%
Machinery : 0.43%
Perma Pipe International Holdings Incorporated †	183,117	1,648,053

Information Technology : 11.63%
IT Services : 11.63%
MasterCard Incorporated Class A	95,000	14,379,200
Visa Incorporated Class A	270,000	30,785,400
		45,164,600

Real Estate : 1.30%
Equity REITs : 1.30%
Preferred Apartment Communities Incorporated Series A	250,000	5,062,500

Telecommunication Services : 5.36%
Diversified Telecommunication Services : 1.00%
AT&T Incorporated	100,000	3,888,000

Wireless Telecommunication Services : 4.36%
Shenandoah Telecommunications Company	500,000	16,900,000

Utilities : 72.71%
Electric Utilities : 39.55%
ALLETE Incorporated	10,000	743,600
Alliant Energy Corporation	580,000	24,713,800
American Electric Power Company Incorporated	175,000	12,874,750
Edison International	325,000	20,553,000
Eversource Energy	425,000	26,851,500
Exelon Corporation	50,000	1,970,500
Great Plains Energy Incorporated	210,000	6,770,400
NextEra Energy Incorporated	165,000	25,771,350
PNM Resources Incorporated	600,000	24,270,000
Spark Energy Incorporated Class A (l)	729,006	9,039,674
		153,558,574

Gas Utilities : 3.25%
Snam SpA	500,000	2,447,693
South Jersey Industries Incorporated	325,000	10,149,750
		12,597,443

Multi-Utilities : 25.20%
CenterPoint Energy Incorporated	250,000	7,090,000
CMS Energy Corporation	600,000	28,380,000
Dominion Resources Incorporated	260,000	21,075,600
Hera SpA	1,000,000	3,491,561
Northwestern Corporation	102,411	6,113,937
Public Service Enterprise Group Incorporated	200,000	10,300,000
Sempra Energy	200,000	21,384,000
		97,835,098

1

Portfolio of investments — December 31, 2017 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name				Shares	Value
Water Utilities : 4.71%
American Water Works Company Incorporated				200,000	$18,298,000

Total Common Stocks (Cost $160,411,927)					372,982,778

		Dividend yield
Preferred Stocks : 0.83%
Real Estate : 0.83%
Equity REITs : 0.83%
Ashford Hospitality Prime Incorporated		6.88%		11,100	221,889
Wheeler REIT Incorporated		10.88		150,000	3,015,000
Total Preferred Stocks (Cost $3,941,364)					3,236,889

			Expiration date
Warrants : 0.00%
Energy : 0.00%
Oil, Gas & Consumable Fuels : 0.00%
Energy & Exploration Partners Incorporated †(a)			5-16-2023	9	0

Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 3.06%
Investment Companies : 3.06%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.19		11,888,243	11,888,243

Total Short-Term Investments (Cost $11,888,243)					11,888,243

Total investments in securities (Cost $176,241,534)	99.96%				388,107,910
Other assets and liabilities, net	0.04				136,010

Total net assets	100.00%				$388,243,920

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Utilities
Electric Utilities
Spark Energy Incorporated Class A	364,503	364,503	0	729,006	$9,039,674	2.33%
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	40,496	14,736,855	14,777,351	0	0
Wells Fargo Government Money Market Fund Select Class	9,484,804	45,010,379	42,606,940	11,888,243	11,888,243

					11,888,243	3.06

					$20,927,917	5.39%

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,030,510	$0	$0	$18,030,510
Industrials	1,648,053	0	0	1,648,053
Information technology	45,164,600	0	0	45,164,600
Real estate	5,062,500	0	0	5,062,500
Telecommunication services	20,788,000	0	0	20,788,000
Utilities	282,289,115	0	0	282,289,115
Convertible debentures
Preferred stocks
Real estate	3,236,889	0	0	3,236,889
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	11,888,243	0	0	11,888,243

Total assets	$388,107,910	$0	$0	$388,107,910

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 26, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: February 26, 2018

By:	/s/ Jeremey DePalma
Jeremy DePalma
Treasurer

Date: February 26, 2018